                               JOHN HANCOCK TRUST
                               601 Congress Street
                           Boston, Massachusetts 02210

                                                                January 26, 2005

Dear Variable Annuity and Variable Life Contract Owners:

      A Special Meeting of Shareholders of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) will be held at 601 Congress Street, Boston, Massachusetts 02210, on MARCH 1, 2005 AT 10:30 A.M., EASTERN TIME.

      At the Meeting, shareholders of certain Portfolios of the Trust (the "Acquired Portfolios") will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which each Acquired Portfolio will be combined with another, corresponding Portfolio of the Trust (each an "Acquiring Portfolio"). The Acquired Portfolios and their corresponding Acquiring Portfolios are listed below:

ACQUIRED PORTFOLIOS                          ACQUIRING PORTFOLIOS
-------------------                          --------------------
Aggressive Growth Trust                --    Mid Cap Stock Trust
Diversified Bond Trust                 --    Active Bond Trust
Equity Index Trust                     --    500 Index Trust B
Overseas Trust                         --    International Value Trust
Small Company Blend Trust              --    Small Cap Opportunities Trust
Strategic Growth Trust                 --    U.S. Global Leaders Growth Trust

      With respect to the Acquiring Portfolios, the U.S. Global Leaders Growth Trust, International Value Trust, Mid Cap Stock Trust and Small Cap Opportunities Trust are existing Trust Portfolios (the "Existing Acquiring Portfolios"), and the Active Bond Trust and 500 Index Trust B are newly organized Trust Portfolios that will first issue shares in connection with the Portfolio combinations (the "New Acquiring Portfolios").

      Under the Plan: (i) all the assets, subject to all the liabilities, of each Acquired Portfolio will be transferred to its corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the Acquiring Portfolio shares will be distributed to the shareholders of the Acquired Portfolio; and (iii) the Acquired Portfolio will liquidate and terminate (the "Reorganization"). As a result of the Reorganization, each shareholder of the Acquired Portfolio will become a shareholder of the Acquiring Portfolio. The total value of all shares of each Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Portfolio. The number of full and fractional shares of each Acquiring Portfolio received by a shareholder of the corresponding Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and Series III shares of an Acquired Portfolio will receive, respectively, Series I, Series II and Series III shares of the corresponding Acquiring Portfolio, except that holders of Series I shares of the Equity Index Trust will receive NAV shares, a new Trust share class, of the 500 Index Trust B. Each of the proposed combinations of an Acquired Portfolio with its corresponding Acquiring Portfolio will become effective if approved by the shareholders of the applicable Acquired Portfolio. All share classes of an Acquired Portfolio will vote in the aggregate and not by class. If approved by shareholders, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005.

      As a result of the Reorganization, shareholders whose assets are invested in an Acquired Portfolio will be able to pursue substantially similar investment objectives and policies in the context of a Portfolio which will be larger and is expected to operate more efficiently and have improved prospects for growth with attendant reductions in overall expenses. The fees and expenses of the Acquiring Portfolios will be lower than those of their corresponding Acquired Portfolios, except that the Series III shares of the Mid Cap Stock Trust (an Acquiring Portfolio) will have higher fees and expenses than the Series III shares of the Aggressive Growth Trust (an Acquired Portfolio).

      The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, no gain or loss will be recognized by shareholders for federal income tax purposes as a result of the Reorganization transactions. The Acquired Portfolios and corresponding Acquiring Portfolios will bear the expenses of the Reorganization.

                                      * * *

      Although you are not a shareholder of the Trust, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York) (formerly, The Manufacturers Life Insurance Company of New York) are invested in subaccounts of separate accounts established by JHLICO (U.S.A.) and JHLICO New York, and each subaccount invests in shares of one of the Acquired Portfolios. You have the right to instruct JHLICO (U.S.A.) or JHLICO New York, as appropriate, how the shares of the Trust attributable to your contract are voted. The number of votes for which you may give instructions for any Acquired Portfolio is determined as of the record date by dividing your contract value (or the reserve for a contract after its maturity date) allocated to the subaccount in which shares of such Portfolio are held by the value per share of that Portfolio of the Trust. Fractional votes are counted. JHLICO (U.S.A.) and JHLICO New York will vote all shares of the Trust issued to such companies, and the Trust will vote all shares held by its five "Lifestyle Portfolios" which are Portfolios that invest in other Trust Portfolios, in proportion to the timely instructions received from owners of the contracts participating in separate accounts registered under the Investment Company Act of 1940.

      Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/ Prospectus for the Trust, and a Voting Instructions Form for each Acquired Portfolio in which your contract values were invested as of December 31, 2004. The number of shares that represents your voting interest (determined as explained above) appears in each Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes, in detail, each of the matters to be voted on at the Meeting.

      THE BOARD OF TRUSTEES OF THE TRUST HAS UNANIMOUSLY VOTED IN FAVOR OF THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU GIVE VOTING INSTRUCTIONS FOR ITS APPROVAL.

      IN ORDER FOR SHARES TO BE VOTED AT THE MEETING BASED ON YOUR INSTRUCTIONS, WE URGE YOU TO READ THE PROXY STATEMENT/PROSPECTUS AND THEN COMPLETE AND MAIL YOUR VOTING INSTRUCTIONS FORM(S) IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR THEIR RECEIPT BY FEBRUARY 28, 2005.

      If you have any questions regarding the Reorganization, please call one of the following numbers:

--For JHLICO (U.S.A.) variable annuity contracts:             (800) 344-1029
--For JHLICO (U.S.A.) variable life contracts:                (800) 827-4546
--For JHLICO New York variable annuity contracts:             (800) 551-2078
--For JHLICO New York variable life contracts:                (888) 267-7784

                                                Sincerely,

                                                /s/ ANDREW CORSELLI

                                                Andrew Corselli
                                                Secretary
                                                John Hancock Trust

                               JOHN HANCOCK TRUST
                               601 Congress Street
                           Boston, Massachusetts 02210

                                                                January 26, 2005

Dear Shareholders:

      A Special Meeting of Shareholders of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) will be held at 601 Congress Street, Boston, Massachusetts 02210, on MARCH 1, 2005 AT 10:30 A.M., EASTERN TIME.

      At the Meeting, shareholders of certain Portfolios of the Trust (the "Acquired Portfolios") will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which each Acquired Portfolio will be combined with another, corresponding Portfolio of the Trust (each an "Acquiring Portfolio"). The Acquired Portfolios and their corresponding Acquiring Portfolios are listed below:

ACQUIRED PORTFOLIOS                          ACQUIRING PORTFOLIOS
-------------------                          --------------------
Aggressive Growth Trust                --    Mid Cap Stock Trust
Diversified Bond Trust                 --    Active Bond Trust
Equity Index Trust                     --    500 Index Trust B
Overseas Trust                         --    International Value Trust
Small Company Blend Trust              --    Small Cap Opportunities Trust
Strategic Growth Trust                 --    U.S. Global Leaders Growth Trust

      With respect to the Acquiring Portfolios, the U.S. Global Leaders Growth Trust, International Value Trust, Mid Cap Stock Trust and Small Cap Opportunities Trust are existing Trust Portfolios (the "Existing Acquiring Portfolios"), and the Active Bond Trust and 500 Index Trust B are newly organized Trust Portfolios that will first issue shares in connection with the Portfolio combinations (the "New Acquiring Portfolios").

      As the trustee of a qualified pension or retirement plan ("qualified plan") holding Series III shares of one or more of the Acquired Portfolios, you are being asked to vote with respect to the proposed combination of each applicable Acquired Portfolio.

      Under the Plan: (i) all the assets, subject to all the liabilities, of each Acquired Portfolio will be transferred to its corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the Acquiring Portfolio shares will be distributed to the shareholders of the Acquired Portfolio; and (iii) the Acquired Portfolio will liquidate and terminate (the "Reorganization"). As a result of the Reorganization, each shareholder of the Acquired Portfolio will become a shareholder of the Acquiring Portfolio. The total value of all shares of each Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Portfolio. The number of full and fractional shares of each Acquiring Portfolio received by a shareholder of the corresponding Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and Series III shares of an Acquired Portfolio will receive, respectively, Series I, Series II and Series III shares of the corresponding Acquiring Portfolio, except that holders of Series I shares of the Equity Index Trust will receive NAV shares, a new Trust share class, of the 500 Index Trust B. Each of the proposed combinations of an Acquired Portfolio with its corresponding Acquiring Portfolio will become effective if approved by the shareholders of the applicable Acquired Portfolio. All share classes of an Acquired Portfolio will vote in the aggregate and not by class. If approved by shareholders, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005.

      As a result of the Reorganization, shareholders whose assets are invested in an Acquired Portfolio will be able to pursue substantially similar investment objectives and policies in the context of a fund which will be larger and is expected to operate more efficiently and have improved prospects for growth with attendant reductions in overall expenses. The fees and expenses of the Acquiring Portfolios will be lower than those of their corresponding Acquired Portfolios except that the Series III shares of the Mid Cap Stock Trust (an Acquiring Portfolio) will have higher fees and expenses than the Series III shares of the Aggressive Growth Trust (an Acquired Portfolio).

      The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, no gain or loss will be recognized by shareholders for federal income tax purposes as a result of the Reorganization transactions. The Acquired Portfolios and corresponding Acquiring Portfolios will bear the expenses of the Reorganization.

                                      * * *

      Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/ Prospectus for the Trust, and a Proxy Card for each Acquired Portfolio in which you held shares as the trustee of a qualified plan on December 31, 2004, the record date for the meeting. The Proxy Statement/Prospectus provides background information and describes, in detail, the matters to be voted on at the Meeting.

      THE BOARD OF TRUSTEES OF THE TRUST HAS UNANIMOUSLY VOTED IN FAVOR OF THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

      IN ORDER FOR SHARES TO BE VOTED AT THE MEETING, WE URGE YOU TO READ THE PROXY STATEMENT/PROSPECTUS AND THEN COMPLETE AND MAIL YOUR PROXY CARD IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR ITS RECEIPT BY FEBRUARY 28, 2005.

      If you have any questions regarding the Reorganization, please call John Hancock Distributors LLC (formerly, Manulife Financial Securities, LLC), which provides certain administrative services for the qualified plan, at (800) 344-1029.

                                                Sincerely,

                                                /s/ ANDREW CORSELLI

                                                Andrew Corselli
                                                Secretary
                                                John Hancock Trust

                               JOHN HANCOCK TRUST
                               601 Congress Street
                           Boston, Massachusetts 02210

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO THE SHAREHOLDERS OF JOHN HANCOCK TRUST:
(Aggressive Growth Trust, Diversified Bond Trust,
Equity Index Trust, Overseas Trust, Small Company
Blend Trust and Strategic Growth Trust)

      Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of John Hancock Trust (the "Trust") (formerly Manufacturers Investment Trust) will be held at 601 Congress Street, Boston, Massachusetts 02210, on MARCH 1, 2005 AT 10:30 A.M., EASTERN TIME. A Proxy
Statement/Prospectus which provides information about the purposes of the Meeting is included with this notice. The Meeting will be held for the following purposes:

Proposal 1         Approval of Agreement and Plan of Reorganization providing for the combination of the
                   Aggressive Growth Trust into the Mid Cap Stock Trust.
                         (Shareholders of the Aggressive Growth Trust will vote on Proposal 1.)

Proposal 2         Approval of Agreement and Plan of Reorganization providing for the combination of the
                   Diversified Bond Trust into the Active Bond Trust.
                         (Shareholders of the Diversified Bond Trust will vote on Proposal 2.)

Proposal 3         Approval of Agreement and Plan of Reorganization providing for the combination of the
                   Equity Index Trust into the 500 Index Trust B.
                         (Shareholders of the Equity Index Trust will vote on Proposal 3.)

Proposal 4         Approval of Agreement and Plan of Reorganization providing for the combination of the
                   Overseas Trust into the International Value Trust.
                         (Shareholders of the Overseas Trust will vote on Proposal 4.)

Proposal 5         Approval of Agreement and Plan of Reorganization providing for the combination of the
                   Small Company Blend Trust into the Small Cap Opportunities Trust.
                          (Shareholders of the Small Company Blend Trust will vote on Proposal 5.)

Proposal 6         Approval of Agreement and Plan of Reorganization providing for the combination of  the
                   Strategic Growth Trust into the U.S. Global Leaders Growth Trust.
                         (Shareholders of the Strategic Growth will vote separately on Proposal 6.)

                   Any other business that may properly come before the Meeting.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE PROPOSALS.

      Approval of each Proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the Acquired Portfolio. By approving the Plan, shareholders of the Acquired Portfolios will be deemed to have waived certain of the Trust's investment limitations insofar as they might be deemed to apply to the transactions contemplated by the Plan.

      Each shareholder of record at the close of business on December 31, 2004 is entitled to receive notice of and to vote at the Meeting.

                                                     Sincerely yours,

                                                     /s/ ANDREW CORSELLI
                                                     Andrew Corselli
                                                     Secretary

January 26, 2005
Boston, Massachusetts

                               JOHN HANCOCK TRUST
                               601 Congress Street
                           Boston, Massachusetts 02210

                                 ---------------

                           PROXY STATEMENT/PROSPECTUS
                         SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD MARCH 1, 2005

                        RELATING TO THE COMBINATIONS OF:

          (1) THE AGGRESSIVE GROWTH TRUST INTO THE MID CAP STOCK TRUST;
           (2) THE DIVERSIFIED BOND TRUST INTO THE ACTIVE BOND TRUST;
             (3) THE EQUITY INDEX TRUST INTO THE 500 INDEX TRUST B;
           (4) THE OVERSEAS TRUST INTO THE INTERNATIONAL VALUE TRUST;
  (5) THE SMALL COMPANY BLEND TRUST INTO THE SMALL CAP OPPORTUNITIES TRUST; AND
    (6) THE STRATEGIC GROWTH TRUST INTO THE U.S. GLOBAL LEADERS GROWTH TRUST

      This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the "Board" or "Trustees") of John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust) of proxies to be used at a special meeting of shareholders of the Trust to be held at 601 Congress Street, Boston, Massachusetts 02210, on MARCH 1, 2005, AT 10:30 A.M., EASTERN TIME (the "Meeting").

      At the Meeting, shareholders of the Acquired Portfolios of the Trust listed below (the "Acquired Portfolios") will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of each Acquired Portfolio into the corresponding Acquiring Portfolio of the Trust listed below (collectively, the "Acquiring Portfolios"):

ACQUIRED PORTFOLIOS                          ACQUIRING PORTFOLIOS
-------------------                          --------------------
Aggressive Growth Trust                --    Mid Cap Stock Trust
Diversified Bond Trust                 --    Active Bond Trust
Equity Index Trust                     --    500 Index Trust B
Overseas Trust                         --    International Value Trust
Small Company Blend Trust              --    Small Cap Opportunities Trust
Strategic Growth Trust                 --    U.S. Global Leaders Growth Trust

      With respect to the Acquiring Portfolios, the U.S. Global Leaders Growth Trust, International Value Trust, Mid Cap Stock Trust and Small Cap Opportunities Trust are existing Trust Portfolios (the "Existing Acquiring Portfolios"), and the Active Bond Trust and 500 Index Trust B are newly organized Trust Portfolios that will first issue shares in connection with the Portfolio combinations (the "New Acquiring Portfolios").

      Under the Plan: (i) all the assets, subject to all the liabilities, of each Acquired Portfolio will be transferred to its corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the Acquiring Portfolio shares will be distributed to the shareholders of the Acquired Portfolio; and (iii) the Acquired Portfolio will liquidate and terminate (the "Reorganization"). As a result of the Reorganization, each shareholder of an Acquired Portfolio will become a shareholder of the corresponding Acquiring Portfolio. The total value of all shares of each Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Portfolio. The number of full and fractional shares of each Acquiring Portfolio received by a shareholder of the corresponding Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and Series III shares of an Acquired Portfolio will receive, respectively, Series I, Series II and Series III shares of the corresponding Acquiring Portfolio, except that holders of Series I shares of the Equity Index Trust will receive NAV shares, a new Trust share class, of the 500 Index Trust B. Each of the proposed combinations of an Acquired Portfolio with its corresponding Acquiring Portfolio will become effective if approved by the shareholders of the applicable Acquired Portfolio. All share classes of an Acquired Portfolio will vote in the aggregate and not by class. If approved by shareholders, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005. The terms and conditions of the Reorganization are more fully described in this Proxy Statement/Prospectus and in the Agreement and Plan of Reorganization attached hereto as Exhibit A.

      This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Trust's Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired Portfolios and the Existing Acquiring Portfolios, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected such Portfolios during their fiscal year ended December 31, 2003. Copies of these reports may be obtained at no charge by calling the respective toll free numbers listed below.

      For a more detailed discussion of the investment management arrangements, the investment objectives and policies and the risks of the Acquired Portfolios, see the Prospectus for the Trust dated May 1, 2004 (as supplemented) (the "Prospectus") which is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information dated January 26, 2005 (the "Statement of Additional Information") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is also incorporated by reference into this Proxy Statement/Prospectus. Copies of these documents may be obtained without charge by writing to the Trust at the address noted above or by calling the appropriate toll free number listed below. If shareholders have any questions regarding the Reorganization, please call the appropriate toll free number listed below:

      --(800) 344-1029 (JHLICO (U.S.A.) variable annuity contracts);
      --(800) 827-4546 (JHLICO (U.S.A.) variable life contracts);
      --(800) 551-2078 (JHLICO New York variable annuity contracts);
      --(888) 267-7784 (JHLICO New York variable life contracts); or
      --(800) 344-1029 (John Hancock Distributors LLC -- qualified pension or retirement plans).

      The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-0102 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to public info@sec.gov or by writing to the SEC's Public Reference Room.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The date of this Proxy Statement/ Prospectus is January 26, 2005.

                                TABLE OF CONTENTS

INTRODUCTION                                                                                              PAGE
OVERVIEW OF THE PROPOSED REORGANIZATION...............................................................

PROPOSAL 1          Approval of Agreement and Plan of Reorganization providing for the combination of the Aggressive Growth Trust into the Mid Cap Stock Trust.......................

PROPOSAL 2          Approval of Agreement and Plan of Reorganization providing for the combination of the Diversified Bond Trust into the Active Bond Trust..........................

PROPOSAL 3          Approval of Agreement and Plan of Reorganization providing for the combination of the Equity Index Trust into the 500 Index Trust B..............................

PROPOSAL 4          Approval of Agreement and Plan of Reorganization providing for the combination of the Overseas Trust into the International Value Trust..........................

PROPOSAL 5          Approval of Agreement and Plan of Reorganization providing for the combination of the Small Company Blend Trust into the Small Cap Opportunities Trust...........

PROPOSAL 6          Approval of Agreement and Plan of Reorganization providing for the combination of the Strategic Growth Trust into the U.S. Global Leaders Growth Trust...........

INFORMATION ABOUT THE REORGANIZATION..................................................................

                    Agreement and Plan of Reorganization..............................................
                    Reasons for the Reorganization....................................................
                    Board Consideration of the Reorganization.........................................
                    Description of Securities to be Issued............................................
                    Federal Income Tax Consequences...................................................
CAPITALIZATION    ....................................................................................
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS...........................................................

                    Multiple Classes of Shares........................................................
                    Rule 12b-1 Fees...................................................................
                    Dividends and Distributions.......................................................
                    Purchase and Redemption of Shares.................................................
                    Tax Matters.......................................................................
                    Massachusetts Business Trust......................................................

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND TECHNIQUES AND RISK FACTORS......................
                    Additional Investment Policies....................................................
                    Hedging and Other Strategic Transactions..........................................
                    Risks of Investing in Certain Types of Securities.................................
VOTING INFORMATION....................................................................................
FINANCIAL STATEMENTS..................................................................................
LEGAL MATTERS.........................................................................................
OTHER INFORMATION.....................................................................................

EXHIBIT A           Form of Agreement and Plan of Reorganization......................................
APPENDIX A          Debt Security Ratings.............................................................
APPENDIX B          Portfolio Descriptions: Investment Objectives and Strategies, Risks and
                    Performance ......................................................................
APPENDIX C          Financial Highlights .............................................................

                                  INTRODUCTION

      This Proxy Statement/Prospectus/is furnished in connection with the solicitation by the Trust's Board of Trustees of proxies to be used at a special meeting of shareholders of the Trust to be held at 601 Congress Street, Boston, Massachusetts 02210, on MARCH 1, 2005, AT 10:30 A.M., BOSTON TIME (the "Meeting"). Pursuant to the Trust's Agreement and Declaration of Trust, the Board has designated December 31, 2004 as the record date for determining shareholders eligible to vote at the Meeting (the "Record Date"). All shareholders of record at the close of business on December 31, 2004 are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of the Trust held.

      The Trust. The Trust is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. The Trust currently offers [79] separate series (each a "Portfolio"), including the Acquired Portfolios and the Acquiring Portfolios.

      The Trust does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("contracts"), certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans ("qualified plans"). Shares of the Trust are sold principally to John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") (formerly, The Manufacturers Life Insurance Company (U.S.A.)), John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York), certain Portfolios of the Trust (the "Lifestyle Portfolios") that invest in other Trust Portfolios and qualified plans for which John Hancock Distributors LLC ("JH Distributors" or the "Distributor") (formerly, Manulife Financial Securities,
LLC) provides certain administrative services. Each of JHLICO (U.S.A.), JHLICO New York and JH Distributors is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Manulife Financial Corporation ("MFC") is the holding company of Manulife and its subsidiaries, collectively known as Manulife Financial. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

      Investment Management. John Hancock Investment Management Services, LLC ("JHIMS") (formerly, Manufacturers Securities Services, LLC), a wholly-owned subsidiary of JHLICO (U.S.A.), serves as investment adviser for the Trust and for each Portfolio that has an adviser. As adviser, JHIMS administers the business and affairs of the Trust and selects, contracts with and compensates subadvisers which manage the investment and reinvestment of the assets of the Portfolios. JHIMS does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, JHIMS (i) monitors the compliance of the subadvisers with the investment objectives and policies of the Portfolios, (ii) reviews the performance of the subadvisers and
(iii) reports periodically on such performance to the Board.

      JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Each of the subadvisers to the Acquired and Acquiring Portfolios is also registered as an investment adviser under the Advisers Act or is exempt from such registration.

                     OVERVIEW OF THE PROPOSED REORGANIZATION

      FORM AND CONSEQUENCES OF THE REORGANIZATION. At its meeting held on December 13, 2004, the Board of Trustees, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees"), approved an Agreement and Plan of Reorganization (the "Plan") providing for the combinations of the Acquired Portfolios into their corresponding Acquiring Portfolios (the "Combinations"). In connection with each Combination, the Plan provides for: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Portfolio to its corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the distribution to shareholders of the Acquired Portfolio of such Acquiring Portfolio shares; and (ii) the liquidation and termination of the Acquired Portfolio.

      As a result of the Reorganization, each shareholder of an Acquired Portfolio will become a shareholder of its corresponding Acquiring Portfolio. In each Combination, the Acquiring Portfolio will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Portfolio, and each shareholder of the Acquired Portfolio will receive a number of full and fractional shares of the Acquiring Portfolio with a total value equal to the total value of that shareholder's shares of the Acquired Portfolio, as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and Series III shares of an Acquired Portfolio will receive, respectively, Series I, Series II and Series III shares of the corresponding Acquiring Portfolio, except that holders of the Series I shares of the Equity Index Trust will receive NAV shares, a new Trust share class, of the 500 Index Trust B.

      No gain or loss will be recognized by any Acquired Portfolio, Acquiring Portfolio or shareholder of an Acquired Portfolio for federal income tax purposes as a result of the Reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences."

      The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See "Additional Information About the Portfolios - Purchase and Redemption of Shares."

      Shareholders will not incur directly any fee in connection with the Reorganization. However, the expenses of the Reorganization will be borne by the Acquired Portfolios and Acquiring Portfolios, and shareholders of (and contract owners participating in) these Portfolios will therefore bear indirectly their proportionate shares of such expenses.

      REASONS FOR THE REORGANIZATION. The Reorganization is being proposed and will be effected in connection with another fund reorganization providing for the combination into certain Portfolios of the Trust, including three of the Acquiring Portfolios - the Mid Cap Stock Trust, Active Bond Trust and 500 Index Trust B -- of corresponding series of John Hancock Variable Series Trust I ("JHVST") (the "JHVST Reorganization"). JHVST is also a no-load, open-end investment company registered under the 1940 Act, and the shares of its series (the "JHVST Funds") are also generally sold only to insurance companies and their separate accounts as the underlying investment media for variable contracts. Shares of the JHVST Funds are sold principally to the John Hancock Life Insurance Company ("JHLICO") and the John Hancock Variable Life Insurance Company ("JHVLICO").

      Effective April 28, 2004, MFC, the ultimate parent entity of JHLICO (U.S.A.) and JHLICO New York as described above, acquired John Hancock Financial Services, Inc., the parent entity of JHLICO and JHVLICO. As a result of that acquisition, the combined Manulife/John Hancock companies now sponsor two variable insurance products funds in the United States: the Trust and JHVST. Management of the Trust, JHVST and the insurance companies to which those funds principally sell their shares have proposed to combine the JHVST Funds into corresponding Trust Portfolios to create a single, larger variable insurance products fund that is expected to eliminate certain duplicate costs and redundant investment options and to operate with greater efficiency. The Board of Trustees of JHVST has approved the JHVST Reorganization and, subject to approval by the shareholders of JHVST at a shareholders meeting scheduled for April 4, 2005 (the "JHVST Shareholders Meeting"), the proposed combinations of JHVST Funds into Trust Portfolios, including the three Acquiring Portfolios named above, are scheduled to become effective on April 29, 2005, at the same time as the Reorganization. See "Capitalization."

      The main purpose of the Reorganization is to further implement the rationalization and consolidation of investment options included in the JHVST Reorganization. The proposed Combinations of Portfolios that would be effected by the Reorganization are intended to provide the Trust with a more competitive line up of investment options while at the same time enabling shareholders whose assets are invested in the Acquired Portfolios to pursue substantially similar investment objectives and policies in the context of combined Acquired and Acquiring Portfolios that will have larger assets (taking into account the expected "JHVST Reorganization" described above) and are expected to be managed more efficiently and have improved prospects for growth with attendant reductions in overall expenses. Contract values will be the same immediately after as immediately before the Reorganization. In most cases, the Combinations will result in Acquiring Portfolios with expense ratios that are lower than those of their corresponding Acquired Portfolios. Where the expense ratios for the Acquiring Portfolio are higher, the Board has determined that the higher expense ratios are competitive and within industry norms and are outweighed by the benefits of the Reorganization.

      With respect to each Combination, the Board has determined that the expected advantages to shareholders more than outweigh any disadvantages and that the Combination will be in the best interests of shareholders. The factors that the Board considered in deciding to approve the Reorganization are discussed below under "Information About the Reorganization - Board Consideration of the Reorganization." Particular factors that the Board considered in approving each Combination are discussed with respect to the Proposal dealing with that Combination under "Board Consideration of the Combination."

      TRUST SHAREHOLDERS MEETING. The Board of Trustees of the Trust has approved a management fee increase of 0.10% with respect to most Trust Portfolios, including all the Acquired Portfolios except the Equity Index Trust, and all the Existing Acquiring Portfolios, and has directed that such proposal be submitted to shareholders of the affected Portfolios at a Trust Shareholders Meeting which is also scheduled for March 1, 2005 (the "Trust Shareholders Meeting"). With respect to such affected Portfolios, the Board of Trustees also approved a corresponding 0.10% decrease in Rule 12b-1 distribution fees which will go into effect with the increase in management fees.

      The information set forth below under each of the Proposals is a summary of more complete information appearing later in or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

                                   PROPOSAL 1

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                 THE COMBINATION OF THE AGGRESSIVE GROWTH TRUST
                          INTO THE MID CAP STOCK TRUST
                         (Aggressive Growth Trust Only)

                                    OVERVIEW

      For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."


      Pursuant to the JHVST Reorganization, it is proposed that the JHVST Mid Cap Stock Fund will also be combined into the Mid Cap Stock Trust (the "Acquiring Portfolio").


                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

                             AGGRESSIVE GROWTH TRUST                        MID CAP STOCK TRUST
                               (ACQUIRED PORTFOLIO)                        (ACQUIRING PORTFOLIO)
                    -----------------------------------------   -----------------------------------------
APPROXIMATE         $405,905,886                                $495,424,701*
NET ASSETS                                                      *Assets do not reflect a JHVST Fund
AS OF 6/30/04:                                                  combination expected to become effective
                                                                April 29, 2005. See "Capitalization."

INVESTMENT          JHIMS.                                      JHIMS.
ADVISER:

INVESTMENT          A I M Capital Management, Inc. ("AIM")      Wellington Management Company, LLP
SUBADVISER AND                                                  ("Wellington Management")
PORTFOLIO           The portfolio managers are:
MANAGERS:           Karl Farmer (since May, 2003)               The portfolio manager is:
                    --Portfolio Manager for AIM                 Michael Carmen (since 2000)
                    Jay K. Rushkin (lead manager) (since 2000)  -- Senior Vice President of Wellington
                    --Portfolio Manager for AIM
                    Juliet Ellis (since September, 2004)
                    --Portfolio Manager for AIM
                    Juan Hartsfield (since September, 2004)

INVESTMENT          To seek long-term capital appreciation.     To seek long-term growth of capital.
OBJECTIVE:

PRINCIPAL           The Portfolio invests principally in        The Portfolio invests primarily in equity
INVESTMENT          common stocks, of companies the             securities of mid-sized companies with
STRATEGY:           subadviser believes are expected to         significant capital appreciation potential.
                    achieve earnings growth over time at a
                    rate in excess of 15% per year.             The subadviser seeks to achieve the
                                                                Portfolio's objective by investing, under
                    Many of these companies are in the small    normal market conditions, at least 80% of
                    and medium-sized growth categories.  The    the Portfolio's net assets (plus any
                    subadviser focuses on companies that are    borrowings for investment purposes) in
                    likely to benefit from new or innovative    equity securities of medium-sized companies
                    products, services or processes that        with significant capital appreciation
                    should enhance prospects for future         potential. The Portfolio tends to invest
                    growth in earnings. As a result of this     in companies whose capitalization is
                    policy, the market prices of many of the    similar to the market capitalization of
                    securities purchased and held by the        companies in the Russell Mid Cap Index.
                    portfolio may fluctuate widely.  Any
                    income received from securities held by     The subadviser's investment approach while
                    the Portfolio will be incidental.           based primarily on proprietary fundamental
                                                                analysis may also be shaped by secular and
                                                                industry themes. Fundamental analysis
                    The Portfolio's portfolio is primarily      involves the assessment of a company
                    comprised of securities of two basic        through such factors as its business
                    categories of companies:                    environment, management, balance sheet,
                    (1) "core" companies, which the             income statement, anticipated
                    subadviser considers to have experienced
                    above-average and consistent long-term
                    growth in earnings

                    and to have excellent prospects for         earnings, revenues and other related measures of
                    outstanding future growth; and              value.
                    (2) "earnings acceleration" companies       In analyzing companies for investment, the
                    which the subadviser believes are           subadviser looks for, among other things, a
                    currently enjoying a dramatic increase in   strong balance sheet, strong earnings
                    profits.                                    growth, attractive industry dynamics,
                                                                strong competitive advantages (e.g., great
                                                                management teams), and attractive relative
                                                                value within the context of a security's
                                                                primary trading market.

OTHER               The Portfolio may invest up to 25% of its   The Portfolio may invest up to 10% of its
INVESTMENT          total assets in foreign securities.         assets in foreign securities.
STRATEGIES:         American Depository Receipts ("ADRs")
                    and European Depository Receipts
                    ("EDRs") and other securities
                    representing underlying securities of
                    foreign issuers are treated as foreign
                    securities and included in this 25%
                    limitation.

                    The Portfolio may also invest in:
                    --large, seasoned companies which in the judgment of the subadviser possess superior potential returns similar to companies with formative growth profiles;
                    --established smaller companies (under
                    $500 million in market capitalization)
                    which offer exceptional value based upon substantially above average earnings growth potential relative to market value; and
                    --non-equity securities, such as
                    corporate bonds or U.S. Government
                    obligations during periods when, in the
                    opinion of the subadviser, prevailing
                    market, financial, or economic
                    conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.

HEDGING AND         The Portfolio may: (1) purchase and sell    The Portfolio is authorized to use various
OTHER STRATEGIES:   stock index futures contracts, (2)          hedging strategies, including
                    purchase options on stock index futures     exchange-listed and over-the-counter put
                    as a hedge against changes in market        and call options on securities, financial
                    conditions, (3) purchase and sell futures   futures contracts and fixed income indices
                    contracts and purchase related options in   and other financial instruments, financial
                    order to hedge the value of its portfolio   futures contracts, interest rate
                    against changes in market conditions, (4)   transactions and currency transactions.
                    write (sell) covered call options (up to
                    25% of the value of the Portfolio's net
                    assets), (5) enter into foreign exchange
                    transactions to hedge against possible
                    variations in foreign exchange rates
                    between currencies of countries in which
                    the portfolio is invested including: the
                    direct purchase or sale of foreign
                    currency, the purchase or sale of options
                    on futures contracts with respect to
                    foreign currency, the purchase or sale of
                    forward contracts, exchange traded
                    futures contracts and options of futures
                    contracts.

TEMPORARY           In abnormal market conditions, the Portfolio may take temporary defensive measures -
DEFENSIVE           such as holding large amounts of cash and cash equivalents - that are inconsistent with
INVESTING:          the Portfolio's primary investment strategy.  In taking those measures, the Portfolio may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives, policies and risks of the Acquired and Acquiring Portfolios are substantially similar. Both Portfolios seek long-term growth of capital or capital appreciation by investing primarily in equity securities of mid-sized companies. Both Portfolios may invest in foreign securities.

      The Portfolios differ primarily in that the Acquired Portfolio emphasizes companies with earnings growth potential while the Acquiring Portfolio emphasizes companies with capital appreciation potential. In addition, the Acquired Portfolio may invest up to 25% of its assets, compared to 10% for the Acquiring Portfolio, in foreign securities and may also invest in large, seasoned companies, established smaller companies (under $500 million in market capitalization) and non-equity securities, such as corporate bonds or U.S. Government obligations.

      At present the investment objectives of the Acquired and Acquiring Portfolios may not be changed without shareholder approval. However, the Board, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of each Portfolio to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the Trust Shareholders Meeting.

      The investment objectives and strategies of the Acquired and Acquiring Portfolios are more fully described in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance"). The various hedging strategies available to both Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

      For a comparison of the principal risks of investing in the Acquired and Acquiring Portfolios, see "Comparison of Principal Investment Risks" below.

                       FEES AND EXPENSES OF THE PORTFOLIOS

      The following table sets forth: (i) the ratios of expenses to average net assets of the Series I, Series II and Series III shares of the Acquired Portfolio and the Acquiring Portfolio for the year ended December 31, 2003; and
(ii) the pro forma expense ratios of the Series I, Series II and Series III shares of the Acquiring Portfolio assuming that the Combination had occurred at the commencement of the year ended December 31, 2003, and based upon the fee arrangements that will be in place upon the consummation of the Combination. The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                           MID CAP STOCK TRUST
                        AGGRESSIVE GROWTH TRUST            MID CAP STOCK TRUST            (Acquiring Portfolio)
                         (Acquired Portfolio)             (Acquiring Portfolio)                (PRO FORMA)
                     SERIES I  SERIES II  SERIES III SERIES I  SERIES II  SERIES III  SERIES I SERIES II  SERIES III
                     --------  ---------  ---------- --------  ---------  ----------  -------- ---------  ----------
MANAGEMENT FEE (1)     0.95%     0.95%   0.95%         0.87%     0.87%    0.87%        0.86%     0.86%    0.86%
12b-1 FEES (1)         0.05%     0.25%   0.40%         0.05%     0.25%    0.40%        0.05%     0.25%    0.40%
OTHER EXPENSES         0.09%     0.09%   0.09%(2)(3)   0.07%     0.07%   38.22%(2)(3)  0.05%     0.05%   33.27%(2)(3)
TOTAL FUND ANNUAL      1.09%     1.29%   1.44%         0.99%     1.19%   39.49%        0.96%     1.16%   34.53%
EXPENSES

----------------------
(1) The amounts shown as management fees reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting. The amounts shown as 12b-1 fees reflect a corresponding 0.10% decrease in such fees which the Board approved at the same time and which will go into effect with the increase in management fees.

(2) Annualized - for the period from September 5, 2003 (commencement of offering of Series III shares) to December 31, 2003.

(3) JHIMS has voluntarily agreed to reimburse transfer agency fees and blue sky expenses of Series III shares. This voluntary expense reimbursement may be terminated at any time and is not reflected in the table. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 1.34%, respectively, in Mid Cap Stock and 0.05% and 1.31%, respectively in Mid Cap Stock Pro Forma.

      EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and Series III shares of the Acquired and Acquiring Portfolios. The example assumes that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                                           MID CAP STOCK TRUST
                                                                            MID CAP STOCK TRUST           (Acquiring Portfolio)
                AGGRESSIVE GROWTH TRUST        MID CAP STOCK TRUST         (Acquiring Portfolio)               (PRO FORMA)
                 (Acquired Portfolio)         (Acquiring Portfolio)             (PRO FORMA)          (Assuming JMVST Reorganization)
            SERIES I SERIES II SERIES III SERIES I SERIES II SERIES III SERIES I SERIES II SERIES III SERIES I SERIES II SERIES III
            -------- --------- ---------- -------- --------- ---------- -------- --------- ---------- -------- --------- ----------
ONE YEAR       111       131        147      101       121     3,268        98       118     2,943
THREE YEARS    347       409        456      315       378     6,811       306       368     6,479
FIVE YEARS     601       708        787      547       654     8,332       531       638     8,235
TEN YEARS    1,329     1,556      1,724    1,213     1,443     9,337     1,178     1,409     9,666

      INVESTMENT MANAGEME\NT FEES/SUBADVISORY ARRANGEMENTS.

            The Acquired Portfolio and the Acquiring Portfolio pay their investment adviser, JHIMS, fees which are calculated as percentages of the Portfolios' average daily net assets pursuant to the following fee schedules:

     INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Aggressive Growth Trust (Acquired          0.950% of the first $500 million; and
Portfolio):                                0.900% of the excess over $500 million.

Mid Cap Stock Trust (Acquiring Portfolio): 0.875% of the first $200 million;
                                           0.850% of the next $300 million; and
                                           0.825% of the excess over $500 million.

            The management fee schedules for the Acquired and Acquiring Portfolios reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting.

            AIM serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquired Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

            Wellington serves as the subadviser to the Acquiring Portfolio and is responsible for managing the investment and reinvestment of its assets. Wellington is a Massachusetts limited liability partnership and a professional investment counseling firm with its offices at 75 State Street, Boston, Massachusetts 02109. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As compensation for its services, Wellington receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquiring Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and is not an additional charge to the Acquiring Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

      In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Portfolios. Since both Portfolios seek long-term capital appreciation or growth of capital by investing primarily in equity securities of mid-sized companies, they have substantially similar risks. The primary risks include:

EQUITY SECURITIES    Stock markets are volatile.  The price of equity securities
RISK:                will fluctuate and can decline and reduce the value of a
                     Portfolio. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by either Portfolio could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate.

MEDIUM               The Portfolios invest primarily in mid-sized companies
COMPANY              which may have less resources and be less able to survive
RISK:                adverse market conditions than larger companies.

FOREIGN SECURITIES   Both Portfolios may invest in foreign securities which
RISK:                involve special risks, including: limited government
                     regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency.

SUBADVISER           Each Portfolio's subadviser and its investment strategies
RISK:                may fail to produce the intended results, and each
                     Portfolio could underperform its peers or lose money if such strategies do not perform as expected.

INVESTMENT           The returns of a fund's specific equity investment category
CATEGORY RISK:       may lag the return of the overall stock market. Thus, the
                     "mid cap" approach of each Portfolio carries the risk that in certain markets mid cap stocks will underperform large cap or small cap stocks.

      The main risks of investing in the Acquired and Acquiring Portfolios differ in that the Acquired Portfolio may invest a higher percentage of its assets (25%) than the Acquiring Portfolio (10%) in foreign securities and thus has greater exposure to foreign securities risk. In addition, the Acquired Portfolio but not the Acquiring Portfolio has specified as a particular risk factor that the Acquired Portfolio may invest in companies engaged in internet related activities, a developing industry that is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances.

      Further information relating to the risks associated with an investment in the Acquired or Acquiring Portfolio is set forth below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities." See also Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                   PERFORMANCE


      The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Series I, Series II and Series III shares of the Acquired and Acquiring Portfolios. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired and

Acquiring Portfolios is included in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance").

                                                   ONE         FIVE         LIFE OF      DATE FIRST
        PORTFOLIO                                 YEAR         YEAR        PORTFOLIO     AVAILABLE
        ---------                                 ----         ----        ---------     ---------
Aggressive Growth Trust  (Acquired Portfolio)
        --Series I                               33.87%        0.37%         0.87%       01/01/1997
        --Series II                              33.57%         N/A          1.40%       01/28/2002
        --Series IIIV                              N/A          N/A          6.58%       09/05/2003

Mid Cap Stock Trust (Acquiring Portfolio)
        --Series I                               42.33%         N/A         -1.10%       05/01/1999
        --Series II                              41.97%         N/A          5.69%       01/28/2002
        --Series III                               N/A          N/A         10.42%       09/05/2003

                     BOARD CONSIDERATION OF THE COMBINATION

      The Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Portfolio and contract owners whose contract values are invested in shares of the Acquired Portfolio. The various factors considered by the Board in approving the Reorganization at its December 13, 2004 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

      Particular factors considered by the Board in approving the Combination of the Acquired Portfolio into the Acquiring Portfolio include the following:

--The Acquired Portfolio and the Acquiring Portfolio have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Portfolio continuity of investment objectives and expectations;

--Wellington, as subadviser to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as those provided by AIM, as subadviser to the Acquired Portfolio;

--The Acquiring Portfolio has historically outperformed the Acquired Portfolio, and the performance of the Acquiring Portfolio may be expected to improve with larger assets and more efficient management following the Combination;

--The Acquiring Portfolio has lower management fees and overall expenses than the Acquired Portfolio; and

--The Combination will result in a Portfolio which will have a larger asset base and is expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 2

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
                    COMBINATION OF THE DIVERSIFIED BOND TRUST
                           INTO THE ACTIVE BOND TRUST
                          (Diversified Bond Trust Only)

                                    OVERVIEW

      For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."


      The Active Bond Trust (the "Acquiring Portfolio") is a New Acquiring Portfolio that has been organized in connection with the Reorganization and the JHVST Reorganization. Pursuant to the JHVST Reorganization, it is proposed that the JHVST Active Bond Fund will also be combined into the Acquiring Portfolio.


                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

                              DIVERSIFIED BOND TRUST                         ACTIVE BOND TRUST
                               (ACQUIRED PORTFOLIO)                        (ACQUIRING PORTFOLIO)
                    -----------------------------------------   ------------------------------------------
APPROXIMATE         $396,463,726                                None*
NET ASSETS                                                      * The Acquiring Portfolio will commence
AS OF 6/30/04:                                                  operations upon the consummation of the
                                                                Reorganization. Assets do not reflect
                                                                a JHVST Fund combination expected to
                                                                become effective April 29, 2005. See
                                                                "Capitalization."

INVESTMENT          JHIMS.                                      JHIMS.
ADVISER:

INVESTMENT          Capital Guardian Trust Company ("CGTC")     Declaration Management & Research LLC
SUBADVISER AND                                                  ("Declaration"); and
PORTFOLIO           James R. Mulally (since 1999)               John Hancock Advisers, LLC ("JH Advisers").
MANAGERS:           --Senior Vice President, a Director, and
                    Chairman of CGTC's Fixed Income             The Declaration investment team is overseen
                    Investment Sub-Committee                    by :
                    Michael D. Locke (since 2001)               James E. Shallcross (since 2005)
                    --Vice President of Capital Research        -- Senior Vice President of Declaration
                    Company                                     Peter Farley (since 2005)
                    Christine C. Cronin (since 2001)            -- Vice President of Declaration
                    --Vice President of Capital Research
                    Company                                     The JH Advisers portfolio managers are:
                                                                Howard C. Greene, CFA
                                                                -- Senior Vice President of JH Advisers
                                                                Benjamin A. Matthews
                                                                -- Vice President of JH Advisers

INVESTMENT          To seek high total return as is             To seek income and capital appreciation
OBJECTIVE:          consistent with the conservation of
                    capital.

PRINCIPAL           The Portfolio invests, under normal         The Portfolio normally invests at least 80%
INVESTMENT          market conditions, at least 80% of its      of its assets in a diversified mix of debt
STRATEGY:           net assets (plus any borrowings for         securities and instruments including but
                    investment purposes) in fixed income        not limited to:  U.S. Treasury and agency
                    securities.                                 securities; asset-backed securities and
                                                                mortgage-backed securities including
                                                                mortgage pass-through securities,
                                                                commercial mortgage-backed securities
                                                                ("CMBS") and collateralized mortgage
                                                                offerings ("CMOs"); corporate bonds,
                                                                both U.S. and foreign (if dollar
                                                                denominated); and foreign government and
                                                                agency securities (if dollar


                                                                denominated).

OTHER               Securities that the Portfolio may invest    The Portfolio employs a multi-manager
INVESTMENT          in include one or a combination of the      approach with two subadviser, each of which
STRATEGIES:         following categories: (1) fixed income      employs its own investment approach and
                    securities rated at the time of purchase    independently manages its portion of the
                    "Baa" or better by Moody's or "BBB" or      Portfolio.  The portfolio will be
                    better by Standard & Poor's (or deemed by   rebalanced quarterly so that each
                    the subadviser to be of equivalent          subadviser manages the following portion of
                    investment quality); (2) up to 20% of the   the portfolio: 65% Declaration and 35%  JH
                    portfolio's assets in non-U.S. dollar       Advisers.
                    fixed income securities including up to
                    5% in emerging market fixed income          Declaration uses a combination of
                    securities; (3) securities issued or        proprietary research and quantitative tools
                    guaranteed by the U.S. Government, the      and seeks to identify bonds and bond
                    Canadian Government or its Provinces, or    sectors that are attractively priced based
                    their respective agencies and               upon market fundamentals and technical
                    instrumentalities; (4) interest bearing     factors.  The subadviser opportunistically
                    short-term investments, such as             emphasizes bonds with yields in excess of
                    commercial paper, bankers' acceptances,     U.S. Treasury securities.  This portion of
                    bank certificates of deposit and other      the portfolio normally has no more than 10%
                    cash equivalents, and cash.                 of its assets in high yield bonds and
                                                                normally invests in foreign securities only
                    The remaining 20% of the Portfolio's        if U.S. dollar denominated.  It normally
                    assets may be invested in other fixed       has an average credit rating of "A" or
                    income securities, including securities     "AA."
                    rated below investment grade ratings
                    described above. Fixed-income securities    The Declaration portion of the Portfolio
                    may include ADRs, Yankee Bonds,             normally has 10% or less (usually lower) of
                    Eurodollar instruments which are U.S.       its assets in cash and cash equivalents.
                    dollar denominated and non-U.S. dollar
                    fixed income securities subject to the
                    limits set forth above.

                    All Portfolio investment percentages        JH Advisers uses proprietary research to
                    described above are measured at the time    identify specific bond sectors, industries
                    of purchase of a security for the           and bonds that are attractively priced.
                    Portfolio.                                  The subadviser tries to anticipate shifts
                                                                in the business cycle, using economic and
                                                                industry analysis to determine which
                                                                sectors and industries might benefit over
                                                                the next 12 months.

                                                                The JH Advisers portion of the Portfolio
                                                                normally has no more than 25% of its assets in
                                                                high yield bonds, 10% or less of its assets in cash
                                                                and cash equivalents, and normally invests
                                                                in foreign securities only if U.S. dollar
                                                                denominated. It normally has an average credit
                                                                rating of "A" or "AA."

                                                                The JH Advisers portion of the Portfolio
                                                                normally has 10% or less (usually lower) of its
                                                                assets in cash and cash equivalents.

HEDGING AND OTHER   The Portfolio may engage in a variety of    The Portfolio may have significant exposure
STRATEGIES:         investment management practices for         to derivatives (investments whose value is
                    hedging purposes, including buying and      based on indices or other securities), such
                    selling futures and options.  It is not     as forwards, futures, options and swaps.
                    presently contemplated that any of these    Each subadviser actively uses derivatives
                    strategies will be used to a significant    to manage the average maturity and interest
                    degree by the Portfolio.                    rate sensitivity for its portion of the
                                                                portfolio. Currency management strategies are
                                                                primarily used for hedging purposes and to
                                                                protect against changes in foreign currency
                                                                exchange rates.

TEMPORARY           In abnormal market conditions, the Portfolio may take
DEFENSIVE           temporary defensive measures - such as holding large amounts
INVESTING:          of cash and cash equivalents - that are inconsistent with
                    the Portfolio's primary investment strategy. In taking those measures, the Portfolio may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


      The investment objectives, policies and risks of the Acquired and Acquiring Portfolios are similar. Each Portfolio seeks income and either capital appreciation (the Acquiring Portfolio) or conservation of capital (the Acquired Portfolio) by investing primarily in fixed income securities, and both may invest in foreign securities, including in emerging markets.


      The Portfolios differ primarily in that the Acquiring Portfolio, which seeks capital appreciation, may invest up to 25% of its assets in high yield fixed income securities ("junk bonds"), while the Acquired Portfolio, which seeks conservation of capital, invests principally in investment grade fixed-income securities. In addition, the Acquiring Portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Portfolio, and actively uses derivatives to manage average maturity and interest rate sensitivity.

      For an explanation of debt security ratings, see Appendix A.

      At present the investment objective of the Acquiring Portfolio may, but that of the Acquired Portfolio may not, be changed without shareholder approval. However, the Board of Trustees, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquired Portfolio to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquired Portfolio at the Trust Shareholders Meeting.

      The investment objectives and strategies of the Acquired and Acquiring Portfolios are more fully described in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance"). The various hedging strategies available to both Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

      For a comparison of the principal risks of investing in the Acquired and Acquiring Portfolios, see "Comparison of Principal Investment Risks" below.

                       FEES AND EXPENSES OF THE PORTFOLIOS


      The following table sets forth: (i) the ratios of expenses to average net assets of the Series I, Series II and Series III shares of the Acquired Portfolio for the year ended December 31, 2003; (ii) the estimated expenses for the current year of the Series I, Series II and Series III shares of the Acquiring Portfolio; and (iii) the pro forma estimated expenses for the current year of the Series I, Series II and Series III shares of the Acquiring Portfolio assuming both the combination and the combination of the JHVST Active Bond Fund into the Acquiring Portfolio. The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.


                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                     ACTIVE BOND TRUST                   ACTIVE BOND TRUST
                                                                   (Acquiring Portfolio)               (Acquiring Portfolio)
                                    DIVERSIFIED BOND TRUST          (Estimated Expenses            (PRO FORMA Estimated Expenses)
                                     (Acquired Portfolio)          for the Current Year)(1)       (Assuming JHVST Reorganization)
                              SERIES I    SERIES II  SERIES III  SERIES I  SERIES II  SERIES III  SERIES I  SERIES II  SERIES III
                              --------    ---------  ----------  --------  ---------  ----------  --------  ---------  ----------
MANAGEMENT FEE                0.70%(2)     0.70%(2)    0.70%(2)   0.60%(4)  0.60%(4)    0.60%(4)

12b-1 FEES                    0.05%(2)     0.25%(2)    0.40%(2)   0.05%     0.25%       0.40%

OTHER EXPENSES                   0.08%      0.08%      0.08%(3)   0.04%      0.04%      0.04%(3)

TOTAL FUND ANNUAL EXPENSES       0.83%      1.03%      1.18%(5)   0.69%      0.89%      1.04%

---------------
 (1) The Acquiring Portfolio will not issue shares prior to the Effective Time. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Portfolio will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis after the Combination. They are likely to be different from the actual expenses of the Acquiring Portfolio for the year 2005 because the Acquiring Portfolio will carry over the financial statements of the JHVST Active Bond Fund that is expected to be combined into it in connection with the JHVST Reorganization and report the historical financial information of that JHVST Fund for periods prior to the Effective Time as its own.

 (2) The amounts shown as management fees for the Acquired Portfolio reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired Portfolio for their consideration at the Trust Shareholders Meeting. The amounts shown as 12b-1 fees reflect a corresponding 0.10% decrease in such fees which the Board approved at the same time and which will go into effect with the increase in management fees.

 (3) JHIMS has voluntarily agreed to reimburse transfer agency fees and blue sky expenses of Series III shares. This voluntary expense reimbursement may be terminated at any time and is not reflected in the table.


 (4) JHIMS reduces its advisory fee or reimburses the Acquiring Portfolio if the total of all expenses (including, for example, custodial fees, legal fees and accounting fees, but excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceed the annual rate of 0.50%. This voluntary expense reimbursement may be terminated at any time.


(5) Annualized for the period September 5, 2003 (commencement of operations) to December 31, 2003.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and Series III shares of the Acquired and Acquiring Portfolios. The example assumes that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                         ACTIVE BOND TRUST                 ACTIVE BOND TRUST
                                                      (Acquiring Portfolio)              (Acquiring Portfolio)
                     DIVERSIFIED BOND TRUST           (Estimated Expenses for        (PRO FORMA) Estimated Expenses
                      (Acquired Portfolio)            the Current Year) (1)(2)       (Assuming JHVST Reorganization)
                SERIES I   SERIES II  SERIES III  SERIES I  SERIES II SERIES III(3)  SERIES I  SERIES II SERIES III
                --------   ---------  ----------  --------  --------- -------------  --------  --------- ----------
ONE YEAR        $   85     $  105     $  120       $ 70    $   91       $  106
THREE YEARS        265        328        375        221       284          331
FIVE YEARS         460        569        649        384       493          574
TEN YEARS        1,025      1,259      1,432        859     1,096        1,271


INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

      The Acquired Portfolio and the Acquiring Portfolio pay their investment adviser, JHIMS, fees which are calculated as percentages of the Portfolios' average daily net assets pursuant to the following fee schedules:

     INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Diversified Bond Trust (Acquired Portfolio):  0.70% at all asset levels.

Active Bond Trust (Acquiring Portfolio):      0.60% at all asset levels.

      The management fee schedule for the Acquired Portfolio reflects a proposed fee increases of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired Portfolio for their consideration at the Trust Shareholders Meeting.

      CGTC serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. CGTC, which is located at 333 South Hope Street, Los Angeles, California 90071, is a wholly-owned subsidiary of The Capital Group Companies, Inc. As compensation for its services, CGTC receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquired Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

      Declaration and JH Advisers serve as the subadvisers to the Acquiring Portfolio and each is responsible for managing the investment and reinvestment of its portion of the assets. Declaration, which is located at 1650 Tysons Boulevard, Suite 1100, McLean, Virginia 22102, is a wholly-owned subsidiary of Independence Declaration Holdings LLC ("Independence Holdings") which, in turn, is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JH Advisers, located at 101 Huntington Avenue, Boston, Massachusetts, is a wholly owned subsidiary of JHLICO. The ultimate parent entity of both Declaration and JH Advisers is MFC. As compensation for their services, Declaration and John Hancock each receive a fee from MSS stated as an annual percentage of the current value of the net assets of the Acquiring Portfolio. These fees are paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and are not additional charges to the Acquiring Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

      In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Portfolios. Since both Portfolios invest primarily in fixed income securities, and both may invest in foreign securities, they have substantially similar risks. The primary risks include:

FIXED INCOME        Fixed income securities are generally subject to two
SECURITIES RISK:    principal types of risks: (a) interest rate risk and (b)
                    credit quality risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Portfolio's investments.

FOREIGN SECURITIES  Both Portfolios may invest in foreign securities which
RISK: involve special risks, including: limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency. The Portfolios may invest in emerging markets and, to the extent they do so, foreign securities risk will be higher.

DERIVATIVES RISK:   A Fund's use of certain derivative instruments (such as
                    options, futures and swaps) can produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

      The primary risks of investing in the Acquired and Acquiring Portfolios differ in that the Acquiring Portfolio may invest up to 25% of its assets in high yield bonds. High yield or "junk bonds" may be subject to more volatile or erratic price movements than investment grade securities due to investor sentiment, and in a down market, high yield securities may become harder to value or to sell at a fair price. In addition, the Acquiring Portfolio's turnover rate (i.e., the rate of buying and selling securities) will generally exceed 100%. Any turnover rate in excess of 100% is considered relatively high and could produce trading costs which would detract from the Portfolio's performance. Finally, the Acquiring Portfolio's active use of derivatives may result in greater exposure to derivatives risk.

      Further information relating to the risks associated with an investment in the Acquired or Acquiring Portfolio is set forth below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities." See also Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                   PERFORMANCE


      The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Series I, Series II and Series III shares of the Acquired Portfolio. Performance information for the Acquiring Portfolio is not presented because the Acquiring Portfolio will not commence operations until the Effective Time of the Combination. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired Portfolio is included in Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").


                                                   ONE        FIVE        TEN       LIFE OF     DATE FIRST
                                                   YEAR      YEARS       YEARS     PORTFOLIO    AVAILABLE
                                                   ----      -----       -----     ---------    ---------
Diversified Bond Trust (Acquired Portfolio)
        --Series I                                 4.60%      6.02%       7.44%        N/A       08/03/1989
        --Series II                                4.59%       N/A         N/A        6.11%      01/28/2002
        --Series III                                N/A        N/A         N/A        3.04%      09/05/2003


      After the Combination, the Acquiring Portfolio will assume the historical performance of the JHVST Active Bond Fund that is expected to be combined into the Acquiring Portfolio in connection with the JHVST Reorganization. The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the JHVST Active Bond Fund. The performance of the Series I shares will be lower than the performance of the NAV shares due to the 12b-1 fee applicable to the Series I shares; the performance of the Series II shares will be lower than the performance of the NAV shares and the Series I shares due to the higher 12b-1 fee applicable to the Series II shares; and the performance of the Series III shares will be lower than the performance of the NAV shares, the Series I shares and the Series II shares due to the higher 12b-1 fee applicable to the Series III shares. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.



                                  ONE          FIVE        TEN
                                 YEAR         YEARS       YEARS
                                 ----         -----       -----
JHVST Active Bond Fund --NAV     4.78%         7.27%      7.63%


                     BOARD CONSIDERATION OF THE COMBINATION

      The Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Portfolio and contract owners whose contract values are invested in shares of the Acquired Portfolio. The various factors considered by the Board in approving the Reorganization at its December 13, 2004 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

      Particular factors considered by the Board in approving the Combination of the Acquired Portfolio into the Acquiring Portfolio include the following:


--The Acquired Portfolio and the Acquiring Portfolio have similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Portfolio continuity of investment objectives and expectations;

--Declaration and JH Advisers, as subadvisers to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as CGTC, as subadviser to the Acquired Portfolio;

--The Acquiring Portfolio has lower overall expenses than the Acquired Portfolio and a management fee that is not higher than that of the Acquired Portfolio;

--Comparative performance of the Acquired and Acquiring Portfolios was not considered a significant factor since the Acquiring Portfolio is a New Acquiring Portfolio and has no operating history; and

--Taking into account the expected combination into the Acquiring Portfolio of a JHVST Fund as a result of the JHVST Reorganization (see "Capitalization"), the Combination will result in a Portfolio which will have a larger asset base and is expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 3

           APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
                  FOR THE COMBINATION OF THE EQUITY INDEX TRUST
                           INTO THE 500 INDEX TRUST B
                            (Equity Index Trust Only)

                                    OVERVIEW

      For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

      The 500 Index Trust B (the "Acquiring Portfolio") is a New Acquiring Portfolio that has been organized in connection with the Reorganization and the JHVST Reorganization. In the Reorganization, holders of Series I shares of the Acquired Portfolio, which issues only Series I shares, will receive NAV shares of the 500 Index Trust B (the "Acquiring Portfolio), which will issue only NAV shares. Neither the Series I shares of the Acquired Portfolio nor the NAV shares of the Acquiring Portfolio are subject to Rule 12b-1 distribution fees. See "Additional Information About the Portfolios - Multiple Classes of Shares; -- Rule 12b-1 Fees." Pursuant to the JHVST Reorganization, it is proposed that the JHVST Equity Index Fund will also be combined into the Acquiring Portfolio.

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

                                       EQUITY INDEX TRUST                                   500 INDEX TRUST B
                                      (ACQUIRED PORTFOLIO)                                (ACQUIRING PORTFOLIO)
                     ---------------------------------------------------------  ---------------------------------------------------
APPROXIMATE          $83,683,256                                                None*
NET ASSETS                                                                      * The Acquiring Portfolio will commence operations
AS OF 6/30/04:                                                                  upon the consummation of the Reorganization. Assets
                                                                                do not reflect a JHVST Fund combination expected to
                                                                                become effective April 29, 2005. See
                                                                                "Capitalization."

INVESTMENT           JHIMS.                                                     JHIMS.
ADVISER:

INVESTMENT           MFC Global Investment Management (U.S.A.) Limited          MFC Global Investment Management (U.S.A.) Limited
SUBADVISER AND       ("MFC Global (U.S.A.)")                                    ("MFC Global (U.S.A.)")
PORTFOLIO MANAGERS:

                     The portfolio managers are:                                The portfolio managers are:
                     Martin Ayow (since 2000)                                   Narayan Ramani, CFA (since 2005)
                     --Assistant Vice President of Manulife Financial           --Portfolio Manager at MFC Global (U.S.A.)
                     Ram Brahmachari (since 2000)                               Carson Jen, CFA (since 2005)
                     --Senior Analyst at Manulife Financial                     --Portfolio Manager at of MFC Global (U.S.A.)

INVESTMENT           To approximate the aggregate total return of               To seek to approximate the aggregate total return
OBJECTIVE:           publicly traded common stocks which are included           of a broad U.S. domestic equity market index.
                     in the S&P 500 Index".

PRINCIPAL            The Portfolio invests in the equity securities of          The Portfolio invests, under normal market
INVESTMENT           a diversified group of U.S. companies.  The                conditions, at least 80% of its net assets (plus
STRATEGY:            Portfolio is not actively managed; rather the              any borrowings for investment purposes) in (a) the
                     Subadviser tries to duplicate the performance of           common stocks that are included in the S&P 500
                     the S&P 500 Index by investing the Portfolio's             Index and (b) securities (which may or may not be
                     assets in the common stocks that are included in           included in the S&P 500 Index) that the Subadviser
                     the S&P 500 Index in approximately the proportion          believes as a group will behave in a manner similar
                     of their respective market value weightings in             to the Index.
                     the Index.

                     Since the Subadviser attempts to match the performance of the S&P 500 Index, the adverse financial situation of a company will not result in its elimination from the Portfolio unless the company in question is removed from the S&P 500 Index. Conversely, the projected superior financial performance of a company would not normally lead to an increase in the Portfolio's holdings of the company.

OTHER                Under normal circumstances, the net assets of the          The Portfolio attempts to match the performance of
INVESTMENT           Portfolio will be invested in any combination of           the S&P 500 Index by: (a) holding all, or a
STRATEGIES:          the following investments: (1) representative              representative sample, of the securities that
                     common stocks; (2) Standard & Poor's Stock Index           comprise the index and/or (b) by holding securities
                     Futures Contracts ("S&P 500 Futures Contracts");           (which may or may not be included in the Index) and
                     Standard & Poor's Depository Receipts.                     that the Subadviser believes as a group will behave
                                                                                in a manner similar to the index.  However, an
                     The method used to select investments for the common       index portfolio has operating expenses and
                     stock portion of the Portfolio involves investing in       transaction costs, while a market index does not.
                     common stocks in approximately the order of their          Therefore, the Portfolio, while it attempts to
                     respective market value weightings in the S&P 500 Index,   track its target index closely, typically will be
                     beginning with those having the highest weightings. For    unable to match the performance of the index
                     diversification purposes, the Portfolio can purchase       exactly.
                     stocks with smaller weightings in order to represent
                     other sectors of the index.

                     There is no minimum or maximum number of stocks included in the S&P 500 Index which the Portfolio must hold. Under normal circumstances, it is expected that the portion of the Portfolio invested in stocks would be between 300 and 500 different stocks included in the S&P 500 Index. The
                     Portfolio may compensate for the omission of a stock that is included in the S&P 500 Index, or for purchasing stocks in other than the same proportion that they are represented in the S&P 500 Index, by purchasing stocks that are believed by the Subadviser to have characteristics that correspond to those of the omitted stocks.

                     Tracking error is measured by the difference between the total return for the S&P 500 Index and the total return for the Portfolio after deductions of fees and expenses.
                     Tracking error is reviewed at least weekly and more frequently if such a review is indicated by significant cash balance changes, market conditions or changes in the composition of the S&P 500 Index. If deviation accuracy is not maintained, the Portfolio will rebalance its composition by selecting securities which, in the opinion of the Subadviser, will provide a more representative sampling of the capitalization of the securities in the S&P 500 Index as a whole or of the sector diversification in the S&P 500 Index.

                     The Portfolio may also invest in short-term debt securities to maintain liquidity or pending investment in stocks or S&P 500 Futures Contracts.

HEDGING AND          The Portfolio may invest in S&P 500 Futures                The Portfolio may invest in futures contracts and
OTHER STRATEGIES:    Contracts.                                                 depository receipts.

TEMPORARY DEFENSIVE  In abnormal market conditions, the Portfolio may take
INVESTING:           temporary defensive measures - such as holding large
                     amounts of cash and cash equivalents - that are
                     inconsistent with the Portfolio's primary investment
                     strategy. In taking those measures, the Portfolio may not
                     achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives, policies and risks of the Acquired and Acquiring Portfolios are substantially similar. Both Portfolios are index funds that seek to approximate the aggregate total return of the S&P 500 Index, which emphasizes the stocks of large U.S. companies.

      The Portfolios differ primarily in that the Acquired Portfolio normally invests in between 300 and 500 different stocks included in the index and in approximately the proportion of their respective market value weightings in the index, while the Acquiring Portfolio attempts to match the performance of the S&P 500 Index: (a) by holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index.

      At present, the investment objective of the Acquired Portfolio may not, but that of the Acquiring Portfolio may, be changed without shareholder approval. However, the Board of Trustees, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of the Acquired Portfolio to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquired Portfolio at the Trust Shareholders Meeting.

      The investment objectives and strategies of the Acquired and Acquiring Portfolios are more fully described in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance"). The various hedging strategies available to both Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

      For a comparison of the principal risks of investing in the Acquired and Acquiring Portfolios, see "Comparison of Principal Investment Risks" below.

                       FEES AND EXPENSES OF THE PORTFOLIOS

      The following table sets forth: the ratios of expenses to average net assets of the Series I shares of the Acquired Portfolio for the year ended December 31, 2003; and the estimated expenses for the current year of the NAV shares of the Acquiring Portfolio. The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                       500 INDEX TRUST B
                                                     (Acquiring Portfolio)
                              EQUITY INDEX TRUST    (Estimated Expenses for
                             (Acquired Portfolio)     the Current Year)(1)
                                   SERIES I                   NAV
                             --------------------   -----------------------
MANAGEMENT FEE                      0.25%                    0.47%

12b-1 FEES                           N/A                      N/A

OTHER EXPENSES                     0.25%(3)                  0.03%

TOTAL FUND ANNUAL EXPENSES         0.50%(3)                  0.50%

FEE WAIVER                           --                      0.25%(2)

NET FUND ANNUAL EXPENSES           0.50%(3)                  0.25%(2)

----------
       (1) The Acquiring Portfolio will not issue shares prior to the Effective Time. The estimated expenses for the year ending December 31, 2005 shown in the table are based on the fees which will be in effect and on the other expenses which it is estimated the Acquiring Portfolio will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be effect on an ongoing basis after the Combination. They are likely to be different from the actual expenses of the Acquiring Portfolio for the year 2005 because the Acquiring Portfolio will carry over the financial statements of the JHVST Equity Index Fund that is expected to be combined into it in connection with the JHVST Reorganization and report the historical financial information of that JHVST Fund for periods prior to the Effective Time as its own.

       (2) The Acquiring Portfolio is subject to an expense cap pursuant to an agreement between the Trust and JHIMS. JHIMS has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Acquiring Portfolio) in an amount so that the rate of the Acquiring Portfolio's "Total Fund Annual Expenses" does not exceed the rate set forth in the table under "Net Fund Annual Expenses." Under the agreement, JHIMS' obligation to provide the expense cap with respect to the Acquiring Portfolio terminates only if the Trust, without the prior written consent of JHIMS, sells shares of the Acquiring Portfolio to (or has shares of the Acquiring Portfolio held by) any person other than the separate accounts of JHLICO and its affiliates, including JHLICO (U.S.A.) and JHLICO New York, that are specified in the agreement.


       (3) JHIMS reduces its advisory fee or reimburses the Acquired Portfolio if the total of all expenses (including, for example, custodial fees, legal fees and accounting fees, but excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceed certain annual rates. If such expense reimbursement were reflected in the table, "Other Expenses," "Total Fund Annual Expenses" and "Net Fund Annual Expenses for the Acquired Portfolio would be 0.15%, 0.40% and 0.40%, respectively. This voluntary expense reimbursement may be terminated at any time.


EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I shares of the Acquired Portfolio and the NAV shares of the Acquiring Portfolios. The example assumes that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
EQUITY INDEX TRUST                                       $51      $160      $280       $628
(Acquired Portfolio) - Series I

500 INDEX TRUST B                                        $51      $160      $280       $628
(Acquiring Portfolio) - NAV shares
(Estimated expenses for the current year)

500 INDEX TRUST B
(Acquiring Portfolio) - NAV shares
(PRO FORMA Estimated expenses)
(Assuming JHVST Reorganization)


INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS.

      The Acquired Portfolio and the Acquiring Portfolio pay their investment adviser, JHIMS, fees which are calculated as percentages of the Portfolios' average daily net assets pursuant to the following fee schedules:

     INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Equity Index Trust (Acquired Portfolio):     0.25% at all asset levels.

500 Index Trust B (Acquiring Portfolio):     0.47% of the first $500 million; and

                                             0.46% of the excess over  $500 million.

      MFC Global (U.S.A.) serves as the subadviser to the Acquired and Acquiring Portfolios and is responsible for managing the investment and reinvestment of their assets. MFC Global (U.S.A.)., which is located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, is an indirect wholly-owned subsidiary of MFC. With respect to each of the Portfolios, as compensation for its services, MFC Global (U.S.A.) receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Portfolio. These fees are paid by JHIMS out of the management fees it receives for the Portfolios and are not additional charges to the Portfolios.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

      In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Portfolios. Since both Portfolios are equity index funds that seek to track the performance of the S&P 500 Index, which emphasizes the stocks of large U.S. companies, they have substantially the same risks. The primary risks include:

EQUITY SECURITIES        Equity index funds involve risks similar to the risks of investing directly in the equity securities
RISK:                    included in the index. Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a Portfolio. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate.

INDEX                    Since the Portfolios as index funds are not actively managed, they will generally reflect
MANAGEMENT RISK:         the performance of their target index even in markets when this index does not perform well.

INVESTMENT CATEGORY      The returns of a fund's specific equity investment category may lag the return of the overall stock
RISK:                    market. Thus, the "large cap" approach of each Portfolio carries the risk that in certain markets large cap stocks will underperform small-cap and mid cap stocks. Moreover, companies with large market capitalizations may also have less growth potential than smaller companies and may not be able to react quickly to changes in the marketplace.

      The primary risks of investing in the Acquired and Acquiring Portfolios differ in that the selection by the subadviser to the Acquiring Portfolio of securities both inside and outside the target index may cause the Acquiring Portfolio to track the target index less closely. Moreover, the subadviser to the Acquiring Portfolio may be incorrect in selecting for investment securities that are not included in but that the subadviser believes as a group will behave in a manner similar to the target index.

      Further information relating to the risks associated with an investment in the Acquired or Acquiring Portfolio is set forth below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities." See also Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                   PERFORMANCE

      The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Acquired Portfolio (which issues only Series I shares). Performance information for the Acquiring Portfolio (which will issue only NAV shares) is not presented because the Acquiring Portfolio will not commence operations until the Effective Time of the Combination. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Additional information about the performance of the Acquired Portfolio is included in Appendix B ("Portfolio Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                 ONE     FIVE     LIFE OF    DATE FIRST
                                 YEAR    YEAR    PORTFOLIO   AVAILABLE
                                 -----   -----   ---------   ----------
Equity Index Trust  (Acquired
   Portfolio)
   --Series I                    28.29%  -0.88%    8.39%     02/14/1996

      After the Combination, the Acquiring Portfolio will assume the historical performance of the NAV shares the JHVST Equity Index Fund that is expected to be combined into the Acquiring Portfolio in connection with the JHVST Reorganization. The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the NAV shares of the JHVST
Equity Index Fund. The performance information in the table does not reflect fees and expenses of any variable contract which may use JHVST as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

                                 ONE     FIVE    LIFE OF   DATE FIRST
                                 YEAR    YEARS    FUND     AVAILABLE
                                 -----   -----   -------   ----------
JHVST Equity Index Fund          10.70%  -2.45%   8.83%    05/01/1996
--NAV

                     BOARD CONSIDERATION OF THE COMBINATION

      The Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Portfolio and contract owners whose contract values are invested in shares of the Acquired Portfolio. The various factors considered by Board in approving the Reorganization at its December 13, 2004 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

      Particular factors considered by the Board in approving the Combination of the Acquired Portfolio into the Acquiring Portfolio include the following:

--The Acquired Portfolio and the Acquiring Portfolio have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Portfolio continuity of investment objectives and expectations;

--MFC Global (U.S.A.), as subadviser to the Acquired and Acquiring Portfolios, may be expected to provide continuity in the quality of its investment advisory services and personnel;

--The Acquired Portfolio is closed to new investors and thus has limited prospects for growth;

--Although the Acquiring Portfolio has a higher management fee than the Acquired Portfolio, the Acquiring Portfolio, with the expense cap referred to in the Annual Fund Operating Expenses table above, will have lower overall expenses than the Acquired Portfolio;

--Comparative performance of the Acquired and Acquiring Portfolios was not considered a significant factor since the Acquiring Portfolio has no operating history; and

--Taking into account the expected combination into the Acquiring Portfolio of a JHVST Fund as a result of the JHVST Reorganization (see "Capitalization"), the Combination will result in a Portfolio which will have a larger asset base and is expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 4

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                   THE COMBINATION OF THE OVERSEAS TRUST INTO
                          THE INTERNATIONAL VALUE TRUST
                              (Overseas Trust Only)

                                    OVERVIEW

      For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

                                       OVERSEAS TRUST                               INTERNATIONAL VALUE TRUST
                                    (ACQUIRED PORTFOLIO)                              (ACQUIRING PORTFOLIO)
                     ------------------------------------------------  ----------------------------------------------------
APPROXIMATE          $643,881,729                                      $643,455,144
NET ASSETS
AS OF 6/30/04:

INVESTMENT           JHIMS.                                            JHIMS.
ADVISER:

INVESTMENT           Fidelity Management & Research Company ("FMR")    Templeton Investment Counsel, LLC ("Templeton")
SUBADVISER AND
PORTFOLIO MANAGERS:  The portfolio manager is:                         The portfolio manager is:
                     Richard R. Mace, Jr. (Since 1999)                 Tucker Scott (since 1999)
                     --Analyst at FMR                                  --Senior Vice President of Templeton

                                                                       The following individuals have secondary portfolio
                                                                       management responsibilities:
                                                                       Cindy L. Sweeting, CFA (since 2003)
                                                                       --Executive Vice President and Director of Research
                                                                       of Templeton
                                                                       Antonio T. Docal, CFA (since 2003)
                                                                       --Senior Vice President of Templeton

INVESTMENT           To seek growth of capital.                        To seek long-term growth of capital.
OBJECTIVE:

PRINCIPAL            The Portfolio normally invests at least 80% of    The Portfolio invests, under normal market
INVESTMENT           its net assets in non-U.S. securities (primarily  conditions, primarily in equity securities of
STRATEGY:            common stocks). The subadviser relies on          companies located outside the U.S., including in
                     fundamental analysis of each issuer and may also  emerging markets.
                     invest across different countries and regions.

OTHER                The Portfolio normally diversifies its            The Portfolio also invests in American, European
INVESTMENT           investments across different countries and        and Global Depositary Receipts, which are
STRATEGIES:          regions. In allocating the portfolio's            certificates typically issued by a bank or trust
                     investments across countries and regions, the     company that give their holders the right to
                     subadviser considers the size of the market in    receive securities issued by a foreign or domestic
                     each country and region relative to the size of   company. Depending upon current market conditions,
                     the international market as a whole.              the Portfolio generally invests up to 25% of its
                                                                       total assets in debt securities of companies and
                     In buying and selling securities for the          governments located anywhere in the world. Debt
                     Portfolio, the subadviser relies on fundamental   securities represent an obligation of the issuer to
                     analysis of each issuer and its potential for     repay a loan of money to it, and generally provide
                     success in light of its current financial         for the payment of interest.
                     condition, its industry position, and economic

                     and market conditions. Factors include growth     Debt securities include bonds, notes and debentures.
                     potential, earnings estimates, and management.

                     The subadviser may use various techniques, such   The subadviser's investment philosophy is
                     as buying and selling futures contracts and       "bottom-up," value-oriented, and long-term. In
                     exchange traded funds, to increase or decrease    choosing equity investments, it focuses on the
                     the portfolio's exposure to changing security     market price of a company's securities relative to
                     prices or other factors that affect security      its evaluation of the company's long-term earnings,
                     values. If the subadviser's strategies do not     asset value and cash flow potential. A company's
                     work as intended, the Portfolio may not achieve   historical value measure, including price/earnings
                     its objective.                                    ratio, profit margins and liquidation value, are
                                                                       also taken into consideration.

                     The subadviser considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. It considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

HEDGING AND          The Portfolios may engage in a variety of         The Acquiring Portfolio does not currently intend
OTHER STRATEGIES:    investment management practices for hedging       to use any investment management practices for
                     purposes, including buying and selling futures    hedging purposes.
                     and options.

TEMPORARY DEFENSIVE  The Portfolio reserves the right to invest        In abnormal market conditions, the Portfolio may
INVESTING:           without limitation in preferred stocks and        take temporary defensive measures - such as holding
                     investment-grade debt instruments for temporary,  large amounts of cash and cash equivalents - that
                     defensive purposes.                               are inconsistent with the Portfolio's primary
                                                                       investment strategy. In taking those measures, the
                                                                       Portfolio may not achieve its investment goal.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives, policies and risks of the Acquired and Acquiring Portfolios are substantially similar. Both Portfolios seek long-term growth of capital by investing primarily in equity securities of non-U.S. Companies.

      The Portfolios differ primarily in that the Acquiring Portfolio may invest up to 25% of its total assets in debt securities, while the Acquired Portfolio has only reserved the right to invest in debt securities for temporary defensive purposes.

      At present the investment objectives of the Acquired and Acquiring Portfolios may not be changed without shareholder approval. However, the Board of Trustees, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of each Portfolio to be changed without shareholder approval and directed that the proposal be submitted to shareholders of the Acquired and Acquiring Portfolios at the Trust Shareholders Meeting.

      The investment objectives and strategies of the Acquired and Acquiring Portfolios are more fully described in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance"). The various hedging strategies available to both Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

      For a comparison of the principal risks of investing in the Acquired and Acquiring Portfolios, see "Comparison of Principal Investment Risks" below.

                       FEES AND EXPENSES OF THE PORTFOLIOS

      The following table sets forth: (i) the ratios of expenses to average net assets of the Series I, Series II and Series III shares of the Acquired Portfolio and the Acquiring Portfolio for the year ended December 31, 2003; and
(ii) the pro forma expense ratios of the Series I, Series II and Series III shares of the Acquiring Portfolio assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2003, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                             INTERNATIONAL VALUE TRUST
                              OVERSEAS TRUST            INTERNATIONAL VALUE TRUST              (Acquiring Portfolio)
                           (Acquired Portfolio)           (Acquiring Portfolio)                     (PRO FORMA)
                    --------------------------------  --------------------------------   ----------------------------------
                    SERIES I  SERIES II   SERIES III  SERIES I  SERIES II   SERIES III   SERIES I   SERIES II   SERIES III
                    --------  ---------   ----------  --------  ---------   ----------   --------   ---------   ----------
MANAGEMENT FEE (1)   0.90%      0.90%       0.90%      0.91%(2)  0.91%(2)     0.91%(2)    0.87%(2)    0.87%(2)    0.87%(2)

12b-1 FEE (1)        0.05%      0.25%       0.40%      0.05%     0.25%        0.40%       0.05%       0.25%       0.40%

OTHER EXPENSES       0.18%      0.18%       0.18%(3)   0.17%     0.17%        0.17%(3)    0.09%       0.09%       0.09%

TOTAL FUND ANNUAL    1.13%      1.33%       1.48%      1.13%     1.33%        1.48%       1.01%       1.21%       1.36%
EXPENSES

----------
(1) The amounts shown as management fees reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting. The amounts shown as 12b-1 fees reflect a corresponding 0.10% decrease in such fees which the Board approved at the same time and which will go into effect with the increase in management fees.

(2) Effective December 9, 2003, JHIMS voluntarily agreed to waive its advisory fees for the Acquiring Portfolio so that the amount retained by JHIMS after payment of subadvisory fees does not exceed 0.45%. Had this fee waiver been in effect for the year ended December 31, 2003, the effective advisory fee for the Acquiring Portfolio would have been 0.80%. This advisory fee waiver may be terminated at any time.

(3) Annualized - for the period from September 5, 2003 (commencement of offering of Series III shares) to December 31, 2003.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and Series III shares of the Acquired and Acquiring Portfolios. The example assumes that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                            INTERNATIONAL VALUE TRUST
                           OVERSEAS TRUST                INTERNATIONAL VALUE TRUST            (Acquiring Portfolio)
                        (Acquired Portfolio)               (Acquiring Portfolio)                   (PRO FORMA)
                    --------------------------------  --------------------------------   ----------------------------------
                    SERIES I  SERIES II   SERIES III  SERIES I  SERIES II   SERIES III   SERIES I   SERIES II   SERIES III
                    --------  ---------   ----------  --------  ---------   ----------   --------   ---------   ----------
ONE YEAR            $  115     $  135       $  151    $  115     $  135      $  151      $  103     $  123       $  138
THREE YEARS            359        421          468       359        421         468         322        384          431
FIVE YEARS             622        729          808       622        729         808         558        665          745
TEN YEARS            1,375      1,601        1,768     1,375      1,601       1,768       1,236      1,466        1,635

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

      The Acquired Portfolio and the Acquiring Portfolio pay their investment adviser, JHIMS, fees which are calculated as percentages of the Portfolios' average daily net assets pursuant to the following fee schedules:

     INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Overseas Trust (Acquired Portfolio):                0.900% at all asset levels.

International Value Trust (Acquiring Portfolio):    0.950% of the first $200 million;
                                                    0.850% of the next $300 million; and
                                                    0.800% of the excess over $500 million.

      The management fee schedules for the Acquired and Acquiring Portfolios reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting.

      FMR serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. FMR Corp., which is located at 82 Devonshire Street, Boston, Massachusetts 02109, is the ultimate parent company of FMR. As compensation for its services, FMR receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquired Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

      Templeton serves as the subadviser to the Acquiring Portfolio and is responsible for managing the investment and reinvestment of its assets. Templeton, which is located at located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc. As compensation for its services, Templeton receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquiring Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and is not an additional charge to the Acquiring Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

      In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Portfolios. Since both Portfolios seek long-term growth of capital by investing primarily in equity securities of non-U.S. companies, they are subject to the same main risks. The primary risks include:

EQUITY SECURITIES    Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the
RISK:                value of a Portfolio. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by each Portfolio could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Companies with large market capitalization may also have less growth potential than smaller companies and may not be able to react quickly to changes in the marketplace.

FOREIGN SECURITIES   Both Portfolios may invest directly in foreign securities which involve special risks, including: limited
RISK:                government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency.

SUBADVISER           Each Portfolio's subadviser and its investment strategies may fail to produce the intended results, and each
RISK:                Portfolio could underperform its peers or lose money if such strategies do not perform as expected.

      The main risks of investing in the Acquired and Acquiring Portfolios differ in that the Acquiring Portfolio may invest up to 25% of its assets in debt (fixed income) securities, including foreign debt securities, which are generally subject to two principal types of risks: (a) interest rate risk, and
(b) credit quality risk. When interest rates decline, the market value of fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. Credit risk includes the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

      Further information relating to the risks associated with an investment in the Acquired or Acquiring Portfolio is set forth below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities." See also Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                   PERFORMANCE


      The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Series I, Series II, and Series III shares of the Acquired and Acquiring Portfolios. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired and Acquiring Portfolios is included in Appendix B ("Portfolio Descriptions: Investment Objectives and Strategies, Risks and Performance").


                                        ONE    FIVE    LIFE OF    DATE FIRST
                                       YEAR    YEAR   PORTFOLIO   AVAILABLE
                                       -----   ----   ---------   ----------
Overseas Trust (Acquired Portfolio)
  --Series I                           43.83%  0.36%    3.18%     01/09/1995
  --Series II                          43.71%   N/A     8.54%     01/28/2002
  --Series III                           N/A    N/A    16.14%     09/05/2003


                                        ONE     LIFE OF    DATE FIRST
                                        YEAR   PORTFOLIO   AVAILABLE
                                       -----   ---------   ----------
International Value (Acquiring
Portfolio)
  --Series I                           44.86%    0.86%     05/01/1999
  --Series II                          44.52%   10.56%     01/28/2002
  --Series III                           N/A    14.27%     09/05/2003

                     BOARD CONSIDERATION OF THE COMBINATION

      The Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Portfolio and contract owners whose contract values are invested in shares of the Acquired Portfolio. The various factors considered by Board in approving the Reorganization at its December 13, 2004 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

      Particular factors considered by the Board in approving the Combination of the Acquired Portfolio into the Acquiring Portfolio include the following:

--The Acquired Portfolio and the Acquiring Portfolio have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Portfolio continuity of investment objectives and expectations;

--Templeton, as subadviser to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by FMR, as subadviser to the Acquired Portfolio;

--The Acquiring Portfolio currently has a somewhat higher management fee than, but the same overall expenses as, the Acquired Portfolio; however, with the combined assets of the Acquired and Acquiring Portfolios and the application of the Acquiring Portfolio's advisory fee schedule's breakpoints, the Acquiring Portfolio may be expected over time an ongoing basis to have lower advisory fees and overall expenses than the Acquired Portfolio;

--The Acquiring Portfolio has had the better performance in the short-term; and

--The Combination will result in a Portfolio which will have a larger asset base and is expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 5

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
                COMBINATION OF THE SMALL COMPANY BLEND TRUST INTO
                        THE SMALL CAP OPPORTUNITIES TRUST
                        (Small Company Blend Trust Only)

                                    OVERVIEW

      For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

                                  SMALL COMPANY BLEND TRUST                          SMALL CAP OPPORTUNITIES TRUST
                                     (ACQUIRED PORTFOLIO)                                (ACQUIRING PORTFOLIO)
                      --------------------------------------------------  --------------------------------------------------------
APPROXIMATE           $209,579,585                                        $148,114,738
NET ASSETS
AS OF 6/30/04:

INVESTMENT            JHIMS.                                              JHIMS.
ADVISER:

INVESTMENT            Capital Guardian Trust Company ("CGTC")             Munder Capital Management ("Munder")
SUBADVISER AND

PORTFOLIO MANAGERS:   The portfolio managers are:                         The portfolio is managed by a committee of Munder
                      Michael R. Ericksen (since 1999)                    investment personnel.
                      --Senior Vice President of CGTC
                      James S. Kang (since 1999)
                      --Senior Vice President of  Capital International
                      Research, Inc. ("CIR")
                      Robert G. Kirby (since 1999)
                      --Senior Partner, The Capital Group Partners L.P.
                      Karen A. Miller (since 2000)
                      --Senior Vice President of CIR
                      Lawrence R. Solomon (since 2000)
                      --Senior Vice President of CIR and Director of
                      Capital Management Services, Inc. ("CMS")
                      Kathryn M. Peters (since September 2002)
                      --Vice President and U.S. small-capitalization
                      Portfolio Manager for CIR and Director of CMS

INVESTMENT            To seek long-term growth of capital and income.     To seek long-term capital appreciation.
OBJECTIVE:            Generation of current dividends will be a
                      secondary consideration.

PRINCIPAL             The Portfolio invests, under normal market          The Portfolio invests, under normal circumstances,
INVESTMENT            conditions, at least 80% of its net assets (plus    at least 80% of its assets (plus any borrowings for
STRATEGY:             any borrowings for investment purposes) primarily   investment purposes) in equity securities of
                      in equity and equity-related securities of          small-capitalization companies (with market
                      small-cap companies (with market capitalizations    capitalization within the range of the companies in
                      that approximately match the range of               the Russell 2000 Index).
                      capitalization of the Russell 2000 Index at the
                      time of purchase).

OTHER                  In determining market capitalization, the           The Portfolio attempts to provide potential higher
INVESTMENT             subadviser may consider the value of shares which   returns than a portfolio that invests primarily in
STRATEGIES:            are publicly traded.                                larger, more established companies. Since small

                                                                          companies are generally not as well known to
                      The Portfolio may hold ADRs and other U.S.          investors or have less of an investor following
                      registered securities of foreign issuers which      than larger companies, they may provide higher
                      are denominated in U.S. Dollars.                    returns due to inefficiencies in the marketplace.

                                                                          The Portfolio will usually invest in equity securities
                                                                          of companies that the subadviser believes can be
                                                                          purchased at a price significantly below its inherent
                                                                          value. A company's equity securities may be undervalued
                                                                          because the company is temporarily overlooked or out of
                                                                          favor due to general economic conditions, a market
                                                                          decline, industry conditions or developments affecting
                                                                          the particular company.

                                                                          In addition to valuation, the subadviser considers the
                                                                          following factors, among others in choosing companies: a
                                                                          stable or improving earnings records, sound finances,
                                                                          above-average growth prospectus, participation in a fast
                                                                          growing industry, strategic niche position in a
                                                                          specialized market, and adequate capitalization.

                                                                          The Portfolio may write covered call options during
                                                                          especially volatile markets and also invest in equity
                                                                          securities of larger capitalization companies. In
                                                                          addition, the Portfolio may engage in short-term trading
                                                                          of its securities.

HEDGING AND           Both Portfolios may engage in a variety of
OTHER STRATEGIES:     investment management practices for hedging
                      purposes, including buying and selling futures
                      and options. However, it is not presently
                      contemplated that any of the hedging and other
                      strategies will be used to a significant degree
                      by the Acquired Portfolio.

TEMPORARY DEFENSIVE   To meet redemption requests or pending investment   In abnormal market conditions, the Portfolio may
INVESTING:            of its assets or during unusual market condition,   take temporary defensive measures - such as holding
                      the Portfolio may invest all or a portion of its    large amounts of cash and cash equivalents - that
                      assets in bonds, cash and cash equivalents. To      are inconsistent with the Portfolio's primary
                      the extent the Portfolio is in a defensive          investment strategy. In taking those measures, the
                      position, its ability to achieve its investment     Portfolio may not achieve its investment goal.
                      objective will be limited.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives, policies and risks of the Acquired and Acquiring Portfolios are substantially similar. Both Portfolios seek long-term growth of capital or capital appreciation by investing primarily in equity securities of small-capitalization companies within the range of the companies in the Russell 2000 Index.

      The Portfolios differ primarily in that the Acquired Portfolio seeks generation of current income as a secondary investment objective, and the Acquiring Portfolio may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. In addition, the Acquiring Portfolio may engage in short-term trading of portfolio securities. Finally, the Acquiring Portfolio (but not the Acquired Portfolio) states that it emphasizes value in selecting stocks.

      At present the investment objectives of the Acquired and Acquiring Portfolios may not be changed without shareholder approval. However, the Board of Trustees, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of each Portfolio to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the Trust Shareholders Meeting.

      The investment objectives and strategies of the Acquired and Acquiring Portfolio are more fully described in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance"). The various hedging strategies available to both Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

      For a comparison of the principal risks of investing in the Acquired and Acquiring Portfolios, see "Comparison of Principal Investment Risks" below.

                       FEES AND EXPENSES OF THE PORTFOLIOS

      The following table sets forth: (i) the ratios of expenses to average net assets of the Series I and Series II of the Acquired Portfolio and the Acquiring Portfolio for the year ended December 31, 2003; and (ii) the pro forma expense ratios of the Series I and Series II shares of the Acquiring Portfolio assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2003, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                      SMALL CAP OPPORTUNITIES
                     SMALL COMPANY BLEND    SMALL CAP OPPORTUNITIES    (Acquiring Portfolio)
                     (Acquired Portfolio)    (Acquiring Portfolio)         (PRO FORMA)
                     --------------------   -----------------------     -------------------
                     SERIES I   SERIES II   SERIES I    SERIES II       SERIES I  SERIES II
                     --------   ---------   ---------   -----------     --------  ---------
MANAGEMENT FEE (1)     1.00%      1.00%      1.00%        1.00%           1.00%     1.00%

12b-1 FEE (1)          0.05%      0.25%      0.05%        0.25%           0.05%     0.25%

OTHER EXPENSES         0.10%      0.10%      0.18%(2)     0.18% (2)       0.05%     0.05%

TOTAL FUND ANNUAL      1.15%      1.35%      1.23%        1.43%           1.10%     1.30%
EXPENSES

----------
 (1) The amounts shown as management fees reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquiring Portfolio for their consideration at the Trust Shareholders Meeting. The amounts shown as 12b-1 fees reflect a corresponding 0.10% decrease in such fees which the Board approved at the same time and which will go into effect with the increase in management fees.

(2)Annualized -- for the period from May 2003 (commencement of operations of the Portfolio) through December 31, 2003.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I and Series II shares of the Acquired and Acquiring Portfolios. The example assumes that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                      SMALL CAP OPPORTUNITIES
                     SMALL COMPANY BLEND    SMALL CAP OPPORTUNITIES    (Acquiring Portfolio)
                     (Acquired Portfolio)    (Acquiring Portfolio)         (PRO FORMA)
                     --------------------   -----------------------   ----------------------
                     SERIES I   SERIES II    SERIES I    SERIES II    SERIES I     SERIES II
                     --------   ---------   ---------   -----------   --------     ---------
ONE YEAR             $  117     $  137      $  125       $  146       $  112       $  132
THREE YEARS             365        428         390          452          350          412
FIVE YEARS              633        739         676          782          606          713
TEN YEARS             1,398      1,624       1,489        1,713        1,340        1,568

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

      The Acquired Portfolio and the Acquiring Portfolio pay their investment adviser, JHIMS, fees which are calculated as percentages of the Portfolios' average daily net assets pursuant to the following fee schedules:

     INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

Small Company Blend Trust (Acquired Portfolio):         1.00% at all asset levels.

Small Cap Opportunities Trust (Acquiring Portfolio):    1.00% of the first $500 million;
                                                        0.95% of the excess over $500 million.

      The management fee schedules for the Acquired and Acquiring Portfolios reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting.

      CGTC serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. CGTC, which is located at 333 South Hope Street, Los Angeles, California 90071, is a wholly-owned subsidiary of The Capital Group Companies, Inc. As compensation for its services, CGTC receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquired Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

      Munder serves as the subadviser to the Acquiring Portfolio and is responsible for managing the investment and reinvestment of its assets. Munder's offices are located at 480 Pierce Street, Birmingham, Michigan 48009. As compensation for its services, Munder receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquiring Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and is not an additional charge to the Acquiring Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

      In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Portfolios. Since both Portfolios are funds that seek long-term growth of capital or capital appreciation by investing primarily in equity securities of small-capitalization companies within the range of the companies in the Russell 2000 Index, they are subject to substantially the same risks. The primary risks include:

EQUITY SECURITIES    Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the
RISK:                value of a portfolio. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate.

INVESTMENT CATEGORY  The returns of a fund's specific equity investment category may lag the return of the overall stock
RISK:                market. Thus, the "small cap" approach of each Portfolio carries the risk that in certain markets small cap stocks will underperform large cap stocks.

SUBADVISER           Each Portfolio's subadviser and its investment strategies may fail to produce the intended results, and
RISK:                each Portfolio could underperform its peers or lose money if such strategies do not perform as expected.

      The primary risks of investing in the Acquired and Acquiring Portfolios differ in that the Acquiring Portfolio may engage in short-term trading (a high portfolio turnover rate (100% or more) could produce trading costs which would detract from the Portfolio's performance) and may write covered call options during especially volatile markets. Although the Acquiring Portfolio will receive the option premium to help protect it against loss, a call option sold by the Portfolio will expose it during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain. In addition, the Acquiring Portfolio (but not the Acquired Portfolio) states that it emphasizes value in selecting stocks, and value stocks may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.

      Further information relating to the risks associated with an investment in the Acquired or Acquiring Portfolio is set forth below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities." See also Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                   PERFORMANCE


      The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Series I and Series II shares of the Acquired Portfolio and the Acquiring Portfolio. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired Portfolio is included in Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").



                                                      ONE     LIFE OF    DATE FIRST
                                                      YEAR   PORTFOLIO    AVAILABLE
                                                     -----   ---------   ----------
Small Company Blend Trust (Acquired Portfolio)
  --Series I                                         39.71%    1.02%     05/01/1999
  --Series II                                        39.63%    3.38%     01/28/2002
Small Cap Opportunities Trust (Acquiring Portfolio)
  --Series I
  --Series II


                     BOARD CONSIDERATION OF THE COMBINATION

      The Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Portfolio and contract owners whose contract values are invested in shares of the Acquired Portfolio. The various factors considered by Board in approving the Reorganization at its December 13, 2004 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

      Particular factors considered by the Board in approving the Combination of the Acquired Portfolio into the Acquiring Portfolio include the following:

--The Acquired Portfolio and the Acquiring Portfolio have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Portfolio continuity of investment objectives and expectations;

--Munder, as subadviser to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by CGTC, as subadviser to the Acquired Portfolio;

--Comparative performance of the Acquired and Acquiring Portfolios was not considered a significant factor since the Acquiring Portfolio commenced operations in May, 2003 and has only a limited operating history;

-- Although the Acquired and Acquiring Portfolios have the same management fees, the expense ratios of the Acquiring Portfolio are higher than those of the Acquired Portfolio; however, such higher expense ratios are within industry norms, may be expected to decline over time with the growth of the Acquiring Portfolio (and the application to larger assets of the Acquiring Portfolio's management fee schedule breakpoints) and, in the view of the Board, were not a basis for failing to approve the Combination given the other benefits of the Combination; and

--The Combination will result in a Portfolio which will have a larger asset base and is expected to operate more efficiently and have improved prospects for growth and attendant reductions in overall expenses.

                                   PROPOSAL 6

       APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE
                  COMBINATION OF THE STRATEGIC GROWTH PORTFOLIO
                    INTO THE U.S. GLOBAL LEADERS GROWTH TRUST
                          (Strategic Growth Trust Only)

                                    OVERVIEW

      For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

             STRATEGIC GROWTH TRUST         U.S. GLOBAL LEADERS GROWTH TRUST
              (ACQUIRED PORTFOLIO)               (ACQUIRING PORTFOLIO)

APPROXIMATE         $314,380,786                                  $5,378,685
NET ASSETS
AS OF 6/30/04:

INVESTMENT          JHIMS.                                        JHIMS.
ADVISER:

INVESTMENT          Massachusetts Financial Service Company       Sustainable Growth Advisers, L.P. ("SGA")
SUBADVISER AND      ("MFS")
PORTFOLIO                                                         The portfolio managers are:
MANAGERS:           The portfolio manager is:                     George P. Fraise (since May 2004)
                    S. Irfan Ali (since 2001)                     - Principal of SGA
                    --Senior Vice President of MFS                Gordon M. Marchand (since May 2004)
                    Margaret W. Adams (since September, 2004)     - Principal of SGA
                    --Vice President of and Portfolio Manager      Robert L. Rohn (since May 2004)
                    at MFS                                        - Principal of SGA

INVESTMENT          To seek capital appreciation.                 To seek long-term growth of capital.
OBJECTIVE:

PRINCIPAL           The Portfolio invests, under normal           The Portfolio invests, under normal market
INVESTMENT          market conditions, at least 65% of its        conditions, at least 80% of its assets in
STRATEGY:           total assets in common stocks and related     stock of companies the subadviser regards
                    securities (such as preferred stocks,         as "U.S. Global Leader" companies.
                    bonds, warrants or rights convertible
                    into stocks and depository receipts for       The subadviser considers "U.S. Global
                    these securities) of companies which          Leaders" to be U.S. companies with
                    subadviser believes offer superior            multinational operations that typically:
                    prospects for growth.  Equity securities      --hold leading market shares of their
                    may be listed on a securities exchange or     relevant industries that result in high
                    traded in the over-the-counter ("OTC")        profit margins and high investment returns;
                    markets.                                      and
                                                                  --supply consumable products or services so
                    In managing the Portfolio, the subadviser     that revenue streams are recurring.
                    seeks to purchase securities of companies
                    which it considers well-run and poised        As a result of this strategy, the Portfolio
                    for growth.  The subadviser particularly      typically invests in large capitalization
                    looks for companies which demonstrate (1)     companies (companies in the capitalization
                    strong franchises, strong cash flows and      range of the S&P 500 Index).
                    recurring revenue streams; (2) a solid
                    industry positions, where there is a
                    potential for high profit margins -
                    substantial barriers to new entry in the
                    industry; (3) strong management teams
                    with clearly defined strategies; and (4)
                    catalysts which may accelerate growth.

OTHER               The subadviser uses a bottom-up, as           The subadviser seeks to identify companies
INVESTMENT          opposed to a top-down, investment style       with superior long-term earnings prospects

STRATEGIES:         in managing the Portfolio - it selects        and intends to continue to own them as long
                    securities based upon fundamental             as it believes they will continue to enjoy
                    analysis (such as an analysis of              favorable prospects for capital growth and
                    earnings, cash flows, competitive             are not overvalued in the marketplace.
                    position and managements' abilities)
                    performed by the Portfolio manager and        The portfolio may invest in other types of
                    the subadviser's large group of equity        equities and foreign stocks.
                    research analysts.

                    The Portfolio may invest in foreign
                    securities, including depository receipts, dollar denominate foreign debt securities and emerging market securities, through which it may have exposure to foreign currencies.

                    The Portfolio may also invest, to a limited extent, in (1) fixed income securities, (2)
                    U.S. Government Securities, (3) variable and floating rate obligations, (4) zero coupon bonds, deferred interest bonds and PIK bonds, (5) investment companies, (6) restricted securities, (7) short sales and short sales against the box, and (8) indexed securities.

                    The Portfolio may engage in active and
                    frequent trading to achieve its principal investment strategies which will increase transaction costs.

DIVERSIFICATION:    The Portfolio is diversified, meaning it      The Portfolio is non-diversified. Therefore
                    may not invest more than 5 percent of its     it is limited as to the percentage of its
                    total assets in the securities, or own        assets that may be invested in any one
                    more than 10% of the outstanding voting       issuer, and as to the percentage of the
                    securities, of any one issuer.                outstanding voting securities of such
                                                                  issuer that may be owned, only by the
                                                                  Portfolio's own investment restrictions and
                                                                  the diversification requirement of
                                                                  the Internal Revenue Code (the "Code").

HEDGING AND         The Portfolio is authorized to use various h edging
OTHER STRATEGIES:   strategies, including exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices a nd other financial instruments, financial futures con tracts, interest rate transactions and currency transactions.

TEMPORARY           In abnormal market conditions, the Portfolio may take
DEFENSIVE           temporary defensive measures such as holding unusually
INVESTING:          large amounts of cash o r cash equivalents that are
                    inconsistent with the Fund's primary investment strategy.
                    In taking those measures, the Portfolio may not achieve its investment goal.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives, policies and risks of the Acquired and Acquiring Portfolios are substantially similar. Both Portfolios seek long-term growth of capital or capital appreciation by investing primarily in equity securities of companies which their subadvisers believe to have strong growth potential (as evidenced by, e.g., strong managements, high profit margins and recurring revenue streams), and both may invest in other types of securities and foreign securities.

      The Portfolios differ primarily in that the Acquiring Portfolio emphasizes large capitalization companies in the range of the S&P 500 Index, while the Acquired Portfolio may invest in companies with a smaller capitalization. In addition, the Acquired Portfolio is diversified, which means that it is limited in the amount of assets that it may invest in individual issuers, while the Acquiring Portfolio is non-diversified and is not so limited. The Acquired Portfolio also may engage in active and frequent trading which may increase transaction costs.

      At present the investment objectives of the Acquired and Acquiring Portfolios may not be changed without shareholder approval. However, the Board of Trustees, at its December 13, 2004 meeting, approved a proposal that would permit the investment objective of each Portfolio to be changed without shareholder approval and directed that the proposal be submitted to shareholders at the Trust Shareholders Meeting.

      The investment objectives and strategies of the Acquired and Acquiring Portfolios are more fully described in Appendix B ("Portfolio Descriptions:
Investment Objectives and Strategies, Risks and Performance"). The various hedging strategies available to both Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

      For a comparison of the principal risks of investing in the Acquired and Acquiring Portfolios, see "Comparison of Principal Investment Risks" below.

                       FEES AND EXPENSES OF THE PORTFOLIOS

      The following table sets forth: (i) the ratios of expenses to average net assets of the Series I, Series II and Series III shares of the Acquired Portfolio for the year ended December 31, 2003; (ii) the estimated expense ratios of the Series I and Series II shares of the Acquiring Portfolio for the year ended December 31, 2004; and (iii) the pro forma expense ratios of the Series I and Series II shares of the Acquiring Portfolio assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2003, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The table also shows the estimated expenses for the current year of the Series III shares of the Acquiring Portfolio which will first be issued in connection with the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable insurance contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

                         ANNUAL FUND OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                             U.S. GLOBAL LEADERS GROWTH          U.S. GLOBAL LEADERS GROWTH
                           STRATEGIC GROWTH TRUST               (Acquiring Portfolio)                (Acquiring Portfolio)
                             (Acquired Portfolio)                  (Estimated)                           (PRO FORMA) (3)
                      SERIES I  SERIES II   SERIES III(4)   SERIES I           SERIES II      SERIES I  SERIES II    SERIES III(4)
                      --------  ---------   -------------   --------           ---------      --------  ---------    -------------
MANAGEMENT FEE (1)        0.85%      0.85%        0.85%         0.71%               0.71%         0.71%      0.71%         0.71%
12B-1 FEE (1)             0.05%      0.25%        0.40%         0.05%               0.25%         0.05%      0.25%         0.40%(3)
OTHER EXPENSES            0.09%      0.09%       51.23%(5)      0.14%(2)            0.14%(2)      0.07%      0.07%        16.60%(5)
TOTAL FUND ANNUAL         0.99%      1.19%       52.48%         0.90%               1.10%         0.83%      1.03%        17.71%
EXPENSES

----------------------
(1) The amounts shown as management fees reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting. The amounts shown as 12b-1 fees reflect a corresponding 0.10% decrease in such fees which the Board approved at the same time and which will go into effect with the increase in management fees.

(2) Other Expenses for the Acquiring Portfolio are based on estimates for the year ended December 31, 2004. The Acquiring Portfolio commenced operations in May 2004.

(3) The Acquiring Portfolio will not issue Series III shares prior to the Effective Time. The estimated expenses for the Series III shares for the year ended December 31, 2005 shown in the table are based on the fees which will be in effect and the other expenses which it is estimated that the Acquiring Portfolio will incur subsequent to the Exchange Date. The fees and expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis after the Combination.

(4) Annualized for the period September 5, 2003 (commencement of operations) to December 31, 2003.

(5) JHIMS has voluntarily agreed to reimburse transfer agency fees and blue sky expenses of Series III shares. This voluntary expense reimbursement may be terminated at any time and is not reflected in the table. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.09% and 1.34%, respectively in Strategic Growth and 0.07% and 1.18%, respectively in the U.S. Global Leaders Growth Pro Forma.

EXAMPLES: The following examples are intended to help shareholders compare the costs of investing in the Series I, Series II and Series III shares of the Acquired and Acquiring Portfolios. The example assumes that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The example also assumes that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                     U.S. GLOBAL LEADERS GROWTH
                      STRATEGIC GROWTH TRUST         U.S. GLOBAL LEADERS GROWTH        (Acquiring Portfolio)
                       (Acquired Portfolio)             (Acquiring Portfolio)               (PRO FORMA)
                  SERIES I   SERIES    SERIES III     SERIES I          SERIES II   SERIES I  SERIES II   SERIES III*
                  --------   ------    ----------     --------          ---------   --------  ---------   -----------

ONE YEAR          $  101    $  121      $4,009       $   92             $  112     $   85    $  105         $1,658
THREE YEARS          315       378       7,209          287                350        265       328          4,370
FIVE YEARS           547       654       8,087          498                606        460       569          6,436
TEN YEARS          1,213     1,443       8,406        1,108              1,340      1,025     1,259          9,697

--------------------
* Estimated for the current year.

INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

      The Acquired Portfolio and the Acquiring Portfolio pay their investment adviser, JHIMS, fees which are calculated as percentages of the Portfolios' average daily net assets pursuant to the following fee schedules:

      INVESTMENT MANAGEMENT FEES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

      Strategic Growth Trust            0.850% of the first $300 million;
      (Acquired Portfolio):             0.825% of the next $300 million;
                                        0.800% of the next $300 million;
                                        0.775% of the next $600 million;
                                        and 0.700% of the excess over 1.5
                                        billion.

      U.S. Global Leaders Growth        0.7125% of the first $500 million; and
      Trust (Acquiring Portfolio):      0.675% of the excess over $500 million.

      The management fee schedules for the Acquired and Acquiring Portfolios reflect a proposed fee increase of 0.10% which the Board of Trustees approved at its meeting on December 13, 2004 and directed be submitted to shareholders of the Acquired and Acquiring Portfolios for their consideration at the Trust Shareholders Meeting.

      MFS serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. MFS, which is located at 500 Boylston Street, Boston, Massachusetts 02116, is an indirect subsidiary of Sun Life Assurance Company of Canada. As compensation for its services, MFS receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquired Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

      SGA serves as the subadviser to the Acquiring Portfolio and is responsible for managing the investment and reinvestment of its assets. SGA, which is located at 1285 Avenue of the Americas, 35th Floor, New York, New York 10019, is controlled by its founders, George P. Fraise, Gordon M. Marchand, and Robert L. Rohn. As compensation for its services, SGA receives a fee from JHIMS stated as an annual percentage of the current value of the net assets of the Acquiring Portfolio. This fee is paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and is not an additional charge to the Acquiring Portfolio.

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

      In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objective and strategies of the Acquired and Acquiring Portfolios. Since both Portfolios seek long-term growth of capital or capital appreciation by investing primarily in equity securities of companies believed to have strong growth potential and both may invest in foreign securities, they have substantially similar risks. The primary risks include:

EQUITY SECURITIES RISK:       Stock markets are volatile. The price of equity
                              securities will fluctuate and can decline and reduce the value of a portfolio. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by each Portfolio could decline if the financial condition of the companies the portfolio invests in decline or if overall market and economic conditions deteriorate.

INVESTMENT CATEGORY RISK:     The returns of a fund's specific equity investment
                              category may lag the return of the overall stock market. Thus, the "growth " approach of each Portfolio carries the risk that in certain markets growth stocks will underperform "value" stocks.

SUBADVISER RISK:              Each Portfolio's subadviser and its investment
                              strategies may fail to produce the intended results, and each Portfolio could underperform its peers or lose money if such strategies do not perform as expected.

FOREIGN SECURITIES RISK:      Both Portfolios may invest directly in foreign
                              securities which involve special risks, including:
                              limited government regulation (including less stringent investor protection and disclosure standards), exposure to possible economic, political and social instability, foreign currency rate fluctuations, foreign ownership limits and restrictions on removing currency.

      The primary risks of investing in the Acquired and Acquiring Portfolios differ in that the Acquiring Portfolio's emphasis on large capitalization companies carries the risk that in certain markets large capitalization stocks will underperform small or medium capitalization stocks, while the Acquired Portfolio's investing in smaller capitalization stocks exposes it to certain risks associated therewith. Thus, companies with smaller capitalizations may have limited product lines, markets or financial resources, their stocks may trade less frequently and in smaller volume and may be more volatile than stocks of companies with larger capitalizations. In addition, the Acquiring Portfolio is non-diversified, and its ability to take larger positions in individual companies could lead to more volatile performance relative to diversified funds such as the Acquired Portfolio. Finally, as noted above, the Acquired Portfolio may engage in active and frequent trading, which will increase its transaction costs.

      Further information relating to the risks associated with an investment in the Acquired or Acquiring Portfolio is set forth below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities." See also Appendix B ("Portfolio
Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                   PERFORMANCE


      The following table shows, for the indicated periods ended December 31, 2004, the annual total return of the Series I, Series II and Series III shares of the Acquired Portfolio and the Acquiring Portfolio. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired Portfolio is included in Appendix B ("Portfolio Descriptions: Investment Objectives and Strategies, Risks and Performance").

                                                         ONE            LIFE OF          DATE FIRST
                                                        YEAR           PORTFOLIO         AVAILABLE
                                                        -----          ---------         ---------
Strategic Growth Trust (Acquired Portfolio)
                                 --Series I             26.86%             -7.81%        04/30/2001
                                --Series II             26.61%             -2.68%        01/28/2002
                               --Series III              N/A                4.36%        09/05/2003
U.S. Global Leaders Growth Trust (Acquiring Portfolio)
                                 --Series I
                                --Series II
                               --Series III


                     BOARD CONSIDERATION OF THE COMBINATION

      The Board of Trustees recommends the proposed Combination as being in the best interests of shareholders of the Acquired Portfolio and contract owners whose contract values are invested in shares of the Acquired Portfolio. The various factors considered by Board in approving the Reorganization at its December 13, 2004 meeting are described below under "Information About the Reorganization - Board Consideration of the Reorganization."

      Particular factors considered by the Board in approving the Combination of the Acquired Portfolio into the Acquiring Portfolio include the following:

--The Acquired Portfolio and the Acquiring Portfolio have substantially similar investment objectives, policies and risks, and their combination will offer shareholders of the Acquired Portfolio continuity of investment objectives and expectations;

--SGA, as subadviser to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by MFS, as subadviser to the Acquired Portfolio;

--The Acquiring Portfolio has lower management fees and overall expenses than the Acquired Portfolio;


--Comparative performance of the Acquired and Acquiring Portfolios was not considered a significant factor since the Acquiring Portfolio has a very limited operating history;


--The Acquiring Portfolio's classification as non-diversified (and thus its exposure to risks associated with investing a higher percentage of assets in the securities of a smaller number of companies) was considered as a possible negative factor but not to such an extent that it would outweigh the benefits of the Combination, particularly in light of the Acquiring Portfolio's remaining subject to the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (under which requirements the Acquiring Portfolio may not purchase a security if, as a result and as of the end of each fiscal quarter, with respect to 50% of the Portfolio's total assets, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, or the Portfolio would hold more than 10% of the outstanding voting securities of such issuer).

                      INFORMATION ABOUT THE REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION


      The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Exhibit A. The Plan provides that each Acquiring Portfolio will acquire all of the assets, subject to all of the liabilities, of its corresponding Acquired Portfolio in exchange for shares of such Acquiring Portfolio. Subject to the satisfaction of the conditions described below, such acquisitions will take place after the close of business on April 29, 2005 or on such later date as may be determined by the Trust (the "Exchange Date"). The net asset value per share of each class of shares of the Acquired Portfolios and Acquiring Portfolios will be determined by dividing each Portfolio's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Portfolio will be valued in accordance with the valuation practices of that Portfolio. See "Additional Information About the Portfolios -- Purchase and Redemption of Shares (Calculation of Net Asset Value)" below.


      The number of full and fractional shares of each Acquiring Portfolio received by a shareholder of its corresponding Acquired Portfolio will be equal in value to the value of that shareholder's full and fractional shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the Exchange Date (the "Effective Time"). Each Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Portfolio received by the Acquired Portfolio in the Reorganization. The holders of Series I, Series II and Series III shares of an Acquired Portfolio will receive, respectively, Series I, Series II and Series III shares of the corresponding Acquiring Portfolio, except that holders of Series I shares of the Equity Index Trust will receive NAV shares of the 500 Index Trust B. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Portfolios in the names of the shareholders of the corresponding Acquired Portfolios, each account representing the respective pro rata number of shares of such Acquiring Portfolio due the shareholder. After such distribution, the Trust will take all necessary steps under Massachusetts law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of each Acquired Portfolio.

      The Board has determined, with respect to the Acquired Portfolios and the Acquiring Portfolios, that the interests of shareholders and of contract owners whose contract values are invested in shares of such Portfolios will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of such Portfolios and such shareholders and contract owners.

      Certain of the existing investment limitations of the Acquired Portfolios that require shareholder approval for amendment prohibit each Acquired Portfolio from engaging in activities such as investing more than a stated percentage of its assets in an issuer's securities. By approving the Plan, the shareholders of the Acquired Portfolios will be deemed to have agreed to waive any such limitations solely insofar as they might be deemed to apply to the Reorganization.

      The consummation of the Reorganization with respect to the Combination of any Acquired Portfolio into its corresponding Acquiring Portfolio is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Portfolio entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization, before or after approval by the shareholders of the Acquired Portfolios, by the Trust on behalf of any or all of the Acquired and Acquiring Portfolios if (i) any material condition or covenant set forth in the Plan has not been fulfilled or waived by the Trust on behalf of the party entitled to its benefits, or (ii) there has been a material breach or default by the other party or (iii) the Board determines that proceeding with the Reorganization is not in the best interests of any or all of the Acquired or Acquiring Portfolios or their respective shareholders or contract owners, or (iv) for any other reason. The Plan provides that Trust on behalf of any of the Acquired or Acquiring Portfolios may waive compliance with any of the covenants or conditions made therein for the benefit of any such Portfolio or Portfolios, except for certain conditions regarding the receipt of regulatory approvals.

      The expenses of the Reorganization (other than registration fees payable for the registration of shares of the Acquiring Portfolios in connection with the Reorganization, which will be payable by the Acquiring Portfolios) will be borne by the Acquired Portfolios and the Acquiring Portfolios. See "Voting Information" below.

      Shareholders of each Acquired Portfolio will receive Series I, Series II, Series III or NAV shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the Plan as described above. Each such share will be fully paid and non-assessable when issued (except as noted under "Additional Information About the Plan - Massachusetts Business Trust") and transferable without restrictions and will have no preemptive or conversion rights.

      If the Plan is not approved by the shareholders of a Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. See "Voting Information." THE BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSALS 1 THROUGH 6.

                         REASONS FOR THE REORGANIZATION

      The Reorganization is being proposed and will be effected in connection with the JHVST Reorganization pursuant to which JHVST Funds will be combined into corresponding Portfolios of the Trust -- including three of the Acquiring
Portfolios: the Mid Cap Stock Trust, Active Bond Trust and 500 Index Trust B - to create a single, larger variable insurance products fund that is expected to eliminate certain duplicate costs and redundant investment options and to operate with greater efficiency. The main purpose of the Reorganization is to further implement the rationalization and consolidation of investment options included in the JHVST Reorganization. The proposed Combinations of Portfolios that would be effected by the Reorganization are intended to provide the Trust with a more competitive line up of investment options while at the same time enabling shareholders whose assets are invested in the Acquired Portfolios to pursue substantially similar investment objectives and policies in the context of combined Acquired and Acquiring Portfolios that will have larger assets (taking into account the JHVST Reorganization) and are expected to be managed more efficiently and to have improved prospects for growth with attendant reductions in overall expenses. See "Overview of the Reorganization."

                    BOARD CONSIDERATION OF THE REORGANIZATION

      The Board of Trustees of the Trust, including the Independent Trustees, considered the Reorganization at meetings held on September 28-29, 2004 and December 13, 2004. The Board considered information about the Reorganization presented by, among others, JHIMS. The Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel, in their review of the Reorganization. In reaching the decision at its December 13, 2004 meeting to recommend approval of the Reorganization, the Board concluded that the participation of each Acquired Portfolio and each corresponding Acquiring Portfolio in the Reorganization is in the best interests of each Acquired Portfolio and each corresponding Acquiring Portfolio, as well as the best interests of shareholders and contract owners whose contract values are invested in shares of the Acquired Portfolios and the Acquiring Portfolios, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.

      In determining whether to approve the Reorganization and recommend its approval to shareholders, the Board made an inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and restrictions of each Acquired Portfolio and its corresponding Acquiring Portfolio; (2) the current and historical performance of each Acquired Portfolio and corresponding Existing Acquiring Portfolio; (3) the advantages to each Acquired Portfolio that will combine into an Existing Acquiring Portfolio of investing in larger asset pools with potentially greater diversification; (4) the possible benefits of a larger asset base to portfolio management of each Acquiring Portfolio; (5) expense ratios and available information regarding the fees and expenses of each Acquired Portfolio and its corresponding Acquiring Portfolio (historical, estimated and/or pro forma), as well as of similar funds; (6) the investment experience, expertise and resources of the respective subadvisers to the Acquired and Acquiring Portfolios; (7) the JHVST Reorganization and its impact on the Mid Cap Stock Trust, Active Bond Trust and 500 Index Trust B and on the Acquired and Acquiring Portfolios generally; (8) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by each Acquired Portfolio and its corresponding Acquiring Portfolio as a result of the Reorganization; (9) any direct or indirect benefits to JHIMS or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

      The Board's decision to recommend approval of the Reorganization was based on a number of factors, including the following which relate to the Combination of each Acquired Portfolio with its corresponding Acquiring Portfolio:

   1. The investment objectives, policies and risks of the Acquiring Portfolios are the same or substantially similar to those of their corresponding Acquired Portfolios and will afford shareholders of the Acquired Portfolios continuity of investment objectives and expectations.

   2. The respective subadvisers to the Acquiring Portfolios may be expected to provide investment advisory services and personnel of at least the same quality as those currently provided by the respective subadvisers to the Acquired Portfolios;

   3. Each Acquired Portfolio in combination with its corresponding Acquiring Portfolio may expect to benefit from one or both of: (i) an immediately larger asset base (taking into account, with respect to the Mid Cap Stock Trust, Active Bond Trust and 500 Index Trust B, the expected impact of the JHVST Reorganization) to defray costs and enable greater flexibility in portfolio management and greater diversification in investments; and (ii) more efficient management and lower overall expenses on an ongoing basis resulting from the combination;

   4. The combination of each Acquired Portfolio and its corresponding Acquiring Portfolio will not result in any dilution of contract values;

   5. The Reorganization has been structured as a tax-free reorganization and therefore will not result in individual contract owners recognizing any gain or loss for federal income tax purposes; and


   6. Most Combinations involve an Acquiring Portfolio with overall expenses that are substantially the same as or lower than those of the Acquired Portfolio. In the one Combination in which the Acquiring Portfolio's overall expenses are higher than those of the Acquired Portfolio, the Board determined that such higher expenses are within industry norms, may be expected to decrease over time (including as a result of application to larger assets of the Acquiring Portfolio's management fee breakpoints) and were more than outweighed by the benefits of the Combination.


         Particular factors considered by the Board with respect to the Combination of a particular Acquired Portfolio into its corresponding Acquiring Portfolio are discussed under the Proposal for that Combination. See "Board Consideration of Combination" under each Proposal.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

      The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board to issue shares in different series, to create new series and to name the rights and preferences of the shareholders of each of the series. The Board does not need additional shareholder action to divide the shares into separate series or to name the shareholders' rights and preferences.

      Each Acquired Portfolio and Acquiring Portfolio is a series of the Trust. The shares of the Trust may be issued in four classes: Series I shares (formerly referred to as Class A shares), Series II shares

(formerly referred to as Class B shares); Series III shares; and NAV shares. Not all Trust Portfolios are authorized to or offer all classes of shares, and additional classes may be offered in the future (see "Multiple Classes of Shares" below"). Currently, all the Acquired Portfolios and Existing Acquiring Portfolios have issued Series I, Series II and Series III shares except the Equity Index Trust which has issued only Series I shares and the Small Company Blend Trust which has issued only Series I and Series II shares. All the Acquiring Portfolios will issue Series I, Series II, Series III shares in connection with the Reorganization except the 500 Index Trust which will issue NAV shares and the Mid Cap Stock Trust which will issue only Series I and Series II shares. Each such share, when issued, will be fully paid and non-assessable (except as noted below under "Additional Information About the Portfolios -- Massachusetts Business Trust"). Series I shares, Series II shares, Series III shares and NAV shares may not be converted into shares of any other class.

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and upon liquidation in the net assets of such Portfolio remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular Portfolio will be allocated in the manner determined by the Board of Trustees of the Trust.

      Expenses of each Portfolio are borne by Series I, Series II, Series III and NAV shares based on the net assets of the Portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" will be allocated to each class. "Class expenses" for each Portfolio include the 12b-1 fees (if any) paid with respect to a class and other expenses which the JHIMS as investment adviser to each Portfolio determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology which it determines are reasonably appropriate. JHIMS' determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or holders of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

                         FEDERAL INCOME TAX CONSEQUENCES

      As a condition to the consummation of the Reorganization, the Trust will have received an opinion from Dykema Gossett PLLC, tax counsel to the Trust in connection with the Reorganization, to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Portfolio and its corresponding Acquiring Portfolio; (2) no gain or loss will be recognized by any of the Acquired Portfolios or the corresponding Acquiring Portfolios upon the transfer of all of the assets and liabilities, if any, of each Acquired Portfolio to its corresponding Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio; (3) no gain or loss will be recognized by shareholders of any of the Acquired Portfolios upon the exchange of such Portfolio's shares solely for shares of its corresponding Acquiring Portfolio;
(4) the holding period and tax basis of the shares of each Acquiring Portfolio received by each holder of shares of the corresponding Acquired Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Portfolio held by the shareholder (provided the shares of the Acquired Portfolios were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of each of the Acquired Portfolios acquired by its corresponding Acquiring Portfolio will be the same as the holding period and tax basis of those assets to each of the Acquired Portfolios immediately prior to the Reorganization.

      Each Portfolio's ability to carry forward its pre-merger losses will be limited as a result of the merger. The effect of this limitation, however, will depend on the amount of losses in each Portfolio at the time of the merger.

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

                                 CAPITALIZATION

      As to each Proposal, the following tables show as of June 30, 2004: (i) the capitalization of the Acquired Portfolio; (ii) the capitalization of the Acquiring Portfolio; and (iii) the pro forma combined capitalization of the Acquiring Portfolio, adjusted to reflect the estimated expenses of the Reorganization. For each of Proposals 1, 2 and 3, the tables also show as of June 30, 2004, (i) the capitalization of the JHVST Fund that is proposed to be combined into the Acquiring Portfolio pursuant to the JHVST Reorganization; (ii) the pro forma combined capitalization of the JHVST Fund and the Acquiring Portfolio, adjusted to reflect the estimated expenses of the JHVST Reorganization; and (iii) the pro forma combined capitalization of the JHVST Fund, the Acquired Portfolio and the Acquiring Portfolio, adjusted to reflect the estimated expenses of the Reorganization and the JHVST Reorganization. As of June 30, 2004, each of the Acquired Portfolios and Existing Acquiring Portfolios had outstanding one or more of the following classes of shares as indicated in the tables: Series I shares, Series II shares and Series III shares. The 500 Index Trust B (a New Acquiring Portfolio) will issue NAV shares in exchange for Series I shares of the Equity Index Trust (an Acquired Portfolio) in connection with the Reorganization. See "Additional Information About the Portfolios -- Multiple Classes of Shares." With reference to Proposals 1, 2 and 3, each of the JHVST Funds, as of June 30, 2004, had outstanding only one class of shares -- NAV shares.


PROPOSAL 1

PROPOSAL 2




PROPOSAL 3





PROPOSAL 4

PROPOSAL 5




PROPOSAL 6

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

                           MULTIPLE CLASSES OF SHARES

      As stated above, the Trust is authorized to issue four classes of shares for the Trust Portfolios: Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares), Series III shares and NAV shares. The Acquiring Portfolios will issue one or more of such shares in connection with the Reorganization. Series I, Series II, Series III and NAV shares are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I, Series II and Series III shares (see "Rule 12b-1 Fees" below), and voting rights.

      All shares of each Portfolio have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

                                 RULE 12b-1 FEES

      The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for each of the Series I, Series II and Series III shares of each of the Acquired Portfolios (except the Equity Index Trust which issues only Series I shares which are not subject to Rule 12b-1 fees) and Acquiring Portfolios. The NAV shares of the Trust, including the NAV shares of the 500 Index Trust to be issued in connection with the Reorganization, are not subject to Rule 12b-1 fees.

      At present, Series I shares of each Acquired Portfolio (except the Equity Index Trust) and Existing Acquiring Portfolio are subject to a Rule 12b-1 fee of up to 0.15% of Series I share average daily net assets. Series II shares of each Portfolio are subject to a Rule 12b-1 fee of up to 0.35% of Series II share average daily net assets. Series III shares of each Portfolio are subject to a Rule 12b-1 fee of up to 0.50% of Series III share average daily net assets. The Series I, Series II and Series III shares of each New Acquiring Portfolio are subject to Rule 12b-1 fees of, respectively, 0.05%, 0.25% and 0.40%.

      With respect to the Acquired Portfolios (other than the Equity Index Trust) and the Existing Acquiring Portfolios, the Board of Trustees at its meeting on December 13, 2004 approved a proposed management fee increase of 0.10% and directed that such proposed increase be submitted to shareholders of such Portfolios for their consideration at the Trust Shareholders Meeting. At the same time, the Board approved a corresponding decrease of 0.10% in the Rule 12b-1 fees applicable to such Portfolios which will go into effect with the management fee increase. Consequently, if shareholders of the Acquired Portfolios (other than the Equity Index Trust) and the Existing Acquiring Portfolios approve the management fee increase at the Trust Shareholders Meeting, the Rule 12b-1 fees applicable to the Series I, Series II and Series III shares of such Portfolios will be the same as those applicable with respect to the New Acquiring Portfolios: Series I -- 0.05%; Series II -- 0.25%; and Series III -- 0.40%.

      The Rule 12b-1 fees are paid to the Trust's distributor, John Hancock Distributors LLC (the "Distributor" or "JH Distributors") (formerly, Manufacturers Financial Securities LLC). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
(i) for any expenses relating to the distribution of the shares of the class;
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance

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

company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc. Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments relating to Series I, Series II and Series III shares are made to insurance companies affiliated with JHIMS and the Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

      Rule 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

                           DIVIDENDS AND DISTRIBUTIONS

      The dividends and distributions procedures with respect to the Acquired Portfolios are identical to those with respect to their corresponding Acquiring Portfolios. The Trust intends to declare as dividends substantially all of the net investment income, if any, of each of the Acquiring Portfolios. Dividends from the net investment income and the net capital gain, if any, for each Acquiring Portfolio will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Portfolio or paid in cash.

                        PURCHASE AND REDEMPTION OF SHARES

      The purchase and redemption procedures with respect to the Acquired Portfolios are identical to those with respect to their corresponding Acquiring Portfolios. Shares of each Portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. Shares of each Portfolio of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays; (ii) an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iii) the SEC by order so permits for the protection of security holders of the Trust.

      Calculation of Net Asset Value. The net asset value of the shares of each of the Acquired Portfolios and Acquiring Portfolios is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on: (i) days on which changes in the value of such Portfolio's portfolio securities will not materially affect the current net asset value of the shares of the Portfolio, (ii) days during which no shares of such Portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset value per share of each share class of a Portfolio is computed by: (i) adding the sum of the value of the securities held by each Portfolio, plus any cash or other assets it holds, attributable to the class,
(ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

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

      Securities held by each of the Portfolios, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

      Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

      In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

      For purposes of determining when fair value adjustments may be appropriate with respect to Trust Portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust Portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust Portfolios that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

      Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio's shares reflects the value of the Portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

      All money market instruments with a remaining maturity of 60 days or less held by the Portfolios are valued on an amortized cost basis.

                                   TAX MATTERS

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY; DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS. The Trust intends to take the steps necessary to qualify each Portfolio as a regulated investment company under Subchapter M of the Code and believes that each Portfolio will so qualify. As a result of qualifying as a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable

                                       53

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income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

      Because the Trust complies with the ownership restrictions of Treas. Reg.
Section 1.817-5(f) (no direct ownership by the public), each insurance company separate account will be treated as owning its proportionate share of the assets of any Portfolio in which it invests, provided that the Portfolio qualifies as a regulated investment company. Therefore, each Portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      If a Portfolio failed to qualify as a regulated investment company, owners of contracts based on the Portfolio:

   - would be treated as owning shares of the Portfolio (rather than their proportionate share of the assets of such Portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

   - the Portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

      In addition, if a Portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers to the Portfolios and it is intended that the Portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

      FOREIGN INVESTMENTS. Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes.

      TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO THE TRUST. For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Portfolio of the Trust, please refer to the prospectus for the contract.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. For additional information on taxes, see "Additional Information Concerning Taxes" in the Statement of Additional Information.



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                          MASSACHUSETTS BUSINESS TRUST

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust Portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such Portfolio. In addition, the Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Portfolio would be unable to meet its obligations. The Trust considers such risk to be remote.

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
                         AND TECHNIQUES AND RISK FACTORS

                         ADDITIONAL INVESTMENT POLICIES

      Subject to certain restrictions, each of the Acquired Portfolios and Acquiring Portfolios may use the following investment strategies and purchase the following types of securities.

      LENDING OF PORTFOLIO SECURITIES. Each of the Portfolios may lend its securities so long as such loans do not represent more than 33 1/3% of the Portfolio's total assets. As collateral for the lent securities, the borrower gives the lending Portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

      WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS"). In order to help ensure the availability of suitable securities, each of the Portfolios may purchase debt securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the Portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Portfolio will establish a segregated account consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

      U.S. GOVERNMENT SECURITIES. Each of the Portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

      REPURCHASE AGREEMENTS. Each of the Portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will

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

be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon.

      REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Portfolio's net asset value per share, each Portfolio will cover the transaction as described above.

      FOREIGN REPURCHASE AGREEMENTS. Each of the Portfolios may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

      MORTGAGE DOLLAR ROLLS. Unless otherwise explicitly prohibited in the descriptions of the Portfolios, each of the Portfolios may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

      A Portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Portfolio's net asset value per share, each Portfolio will cover the transaction as described above.

      WARRANTS. Unless otherwise explicitly prohibited in the descriptions of the Portfolios, each of the Portfolios may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

      ILLIQUID SECURITIES. Each of the Portfolios is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

      INDEXED/STRUCTURED SECURITIES. Unless otherwise explicitly prohibited in the descriptions of the Portfolios, each of the Portfolios may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Index/structured securities may have return characteristics similar to direct investments in the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

      SHORT SALES. Each of the Portfolios may make short sales "against the box." In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost. Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will
(i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

      LOAN PARTICIPATIONS. Each of the Portfolios may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involved special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Portfolio purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

      These investment strategies and securities are more fully described in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

      Each of the Acquired Portfolios and the Acquiring Portfolios is authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Portfolio. Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the Portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

   - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

   -     financial futures contracts (including stock index futures),

   - interest rate transactions (which may take the form of swaps, caps, floors and collars), and

   - currency transactions (which may take the form of currency forward contracts, currency futures contracts currency swaps and options on currencies or currency futures contracts.

      Collectively, these transactions are referred to in this Proxy Statement/Prospectus as "Hedging and Other Strategic Transactions." Hedging and Other Strategic Transactions may be used for the following purposes:

   - to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities markets or currency exchange rate fluctuations,

   - to protect a Portfolio's unrealized gains in the value of its securities,

   - to facilitate the sale of a Portfolio's securities for investment purposes,

   - to manage the effective maturity or duration of a Portfolio's securities,

   - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

   - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

      The ability of a Portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a portfolio's securities. While a subadviser will only use Hedging and Other Strategic Transactions in a Portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Portfolio. These transactions may also increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Portfolios initial investment in such contracts. In addition, these transactions could result in a loss to the Portfolio if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodities Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

      The risks of investing in certain types of securities in which the Acquired Portfolios and Acquiring Portfolios may invest are described below. Unless otherwise indicated below, each of the Acquired Portfolios and Acquiring Portfolios may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

      NON-DIVERSIFIED PORTFOLIOS.

      Definition of Non-Diversified. Any portfolio that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the portfolio's own investment restrictions and the diversification requirements of the Internal Revenue Code (the "Code"). In contrast, a diversified portfolio may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

      Risks. Since a non-diversified portfolio may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified portfolio may be affected more than a diversified portfolio by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

      EQUITY SECURITIES. Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies the Portfolio is invested in decline or if overall market and economic conditions deteriorate. Even the Portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

      FIXED INCOME SECURITIES. Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

      Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

      Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than Portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

      INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

      LOWER RATED FIXED INCOME SECURITIES. Lower rated fixed income securities (commonly known as "junk bonds") are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

      General Risks

      Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

      Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

      Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

      Dependence on Subadviser's Own Credit Analysis. While a subadviser to a Portfolio may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

      Additional Risks Regarding Lower Rated Corporate Fixed Income Securities

      Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

      Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities

      Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

      SMALL AND MEDIUM SIZE COMPANIES.

      Small or Unseasoned Companies

      Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

      Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

      Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

      Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

      Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

      Medium Size Companies

      Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

      FOREIGN SECURITIES. The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

      Currency Fluctuations. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A Portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Portfolio could still lose money.

      Political and Economic Conditions. Investments in foreign securities subject a Portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Portfolio from selling its investment and taking the money out of the country.

      Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

      Nationalization of Assets. Investments in foreign securities subject a Portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

      Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

      Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

      INVESTMENT COMPANY SECURITIES. The total return on investments in other investment companies will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

      EXCHANGE TRADED FUNDS (ETFS). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

      STRIPPED SECURITIES. Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

      Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Portfolio and not the purchase of shares of the Portfolio.

      Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

      When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the portfolio's mortgage-backed securities will result in an unforeseen loss of interest income to the portfolio as the portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

      When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

      The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Portfolio purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

      Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

      Collateralized Mortgage Obligations. The Portfolios may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Portfolio may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

      Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

      Additional risks of investing in the types of securities mentioned above are described in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                               VOTING INFORMATION

      Proxies from the shareholders of each Acquired Portfolio are being solicited by the Board for the Special Meeting of Shareholders to be held on March 1, 2005 at 601 Congress Street, Boston, Massachusetts 02210 at 10:30 A.M., EASTERN TIME, or at such later time as necessary by adjournment.

      The Trust does not sells its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("contracts"), certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans ("qualified plans"). Only shares of a particular Portfolio are entitled to vote on matters which affect only the interests of that Portfolio.

      As of the Record Date, the shares of the Acquired Portfolios and Existing Acquiring Portfolios were legally owned by John Hancock Life Insurance Company (U.S.A.) ("JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)), John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York), the "Lifestyle Portfolios" as defined below, and qualified plans for which JH Distributors provides certain administrative services. Each of JHLICO U.S.A. and JHLICO New York is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Manulife Financial Corporation ("MFC") is the holding company of Manulife and its subsidiaries, collectively known as Manulife Financial. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

      JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York whose principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO U.S.A. and JHLICO New York holds shares of the Trust directly and attributable to contracts in their separate accounts. Such separate accounts include separate accounts registered under the 1940 Act as well as unregistered separate accounts.

      The term "Lifestyle Portfolios" refers collectively to: the Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust, each of which is a Portfolio of the Trust. The Lifestyle Portfolios are funds-of-funds that invest in shares of other Trust Portfolios. JHLICO U.S.A. and JHLICO New York are the legal owners of shares of the Lifestyle Portfolios held in their separate accounts.

                         VOTING RIGHTS AND REQUIRED VOTE

      Shareholders of record at the close of business on December 31, 2004 (the "Record Date") will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the shares outstanding of the Acquired Portfolios at the close of business on the Record Date present in person or by proxy will constitute a quorum for the Meeting. Each Acquired Portfolio share is entitled to one vote (and fractional shares to fractional votes). Series I, Series II and Series III shares of each Acquired Portfolio (as applicable) will vote in the aggregate and not by class on the matters to be presented at the Meeting. Shareholders do not have any rights of dissent or appraisal or cumulative voting rights.

      Approval of each Proposal requires the affirmative vote of a Majority of the Outstanding Voting Securities of the affected Acquired Portfolio that are entitled to vote on the matter. For this purpose, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

(1) 67% or more of the shares of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of the shares of the Acquired Portfolio are present in person or by proxy; or

(2)   more than 50% of the outstanding shares of the Acquired Portfolio.

      Shares of each Acquired Portfolio present in person or by proxy, including shares that abstain or do not vote with respect to a Proposal, will be counted for purposes of determining whether there is a quorum at the Meeting. Accordingly, an abstention from voting has the same effect as a vote against a Proposal.

      In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the

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

holders of a Majority of the Outstanding Voting Securities of the affected Acquired Portfolio cast at the Meeting. The persons named as proxies and any shareholder present at the meeting will vote for or against any adjournment in their discretion.

      In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the holders of a majority of the shares of the affected Acquired Fund (or class) cast at the Meeting. The persons named as proxies and any shareholder present at the meeting will vote for or against any adjournment in their discretion.

      Proxies may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210, or
(ii) signing and returning a new proxy, in each case if received by the Trust by February 28, 2005. ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH SPECIFICATIONS THEREON, OR IN THE ABSENCE OF SPECIFICATIONS, FOR APPROVAL OF PROPOSALS 1 THROUGH 6.

                 SOLICITATION OF PROXIES AND VOTING INSTRUCTIONS

      The Trust is soliciting proxies from the shareholders of the Trust, including JHLICO (U.S.A.) and JHLICO New York, which have the right to vote upon matters that may be voted upon at the Meeting. JHLICO (U.S.A.) and JHLICO New York will furnish this Proxy Statement/Prospectus to the owners of contracts participating in separate accounts registered under the 1940 Act that hold shares of the Acquired Portfolios to be voted at the Meeting and will solicit voting instructions from those contract owners.

      JHLICO U.S.A. and JHLICO New York will vote all shares of the Trust Portfolios issued to them in proportion to the timely instructions received from contract owners participating in the separate accounts described above. In addition, the Trust will vote all shares of the Portfolios held by the Lifestyle Portfolios in proportion to such instructions.

      Under the Plan, the expenses of the Reorganization, including the cost of the preparation and distribution of these proxy materials, will be borne by the Acquired Portfolios and the Acquiring Portfolios. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of the Trust, the Trust's investment adviser, JHIMS, or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by the Trust for their out-of-pocket expenses.

                      OWNERSHIP OF SHARES OF THE PORTFOLIOS


      As of the Record Date, the number of outstanding Series I, Series II and Series III shares (as applicable) eligible to be voted at the Meeting with respect to the Acquired and Existing Acquiring Portfolios and the percentage ownership thereof by each of JHLICO U.S.A., JHLICO New York and the Lifestyle Portfolios are indicated below:



                                           NUMBER OF    PERCENTAGE OF    PERCENTAGE OF        PERCENTAGE OF
                                          OUTSTANDING  SHARES HELD BY    SHARES HELD BY      SHARES HELD BY
ACQUIRED PORTFOLIOS                          SHARES     JHLICO U.S.A.   JHLICO NEW YORK   LIFESTYLE PORTFOLIOS*
--------------------------------------    -----------  ---------------  ----------------  ---------------------
Aggressive Growth Trust --Series I
                        --Series II
                        --Series III

Diversified Bond Trust  --Series I
                        --Series II
                        --Series III

Equity Index Trust                 --Series I

Overseas Trust                     --Series I
                                   --Series II
                                   --Series III

Small Company Blend Trust          --Series I
                                   --Series II
                                   --Series III

Strategic Growth Trust             --Series I
                                   --Series II
                                   --Series III

EXISTING ACQUIRING PORTFOLIOS

Mid Cap Stock Trust                --Series I
                                   --Series II
                                   --Series III

International Value Trust          --Series I
                                   --Series II
                                   --Series III

Small Cap Opportunities Trust      --Series I
                                   --Series II
                                   --Series III

U.S. Global Leaders Growth Trust   --Series I
                                   --Series II
                                   --Series III


--------------
* Represents the aggregate percentage ownership of the shares by Lifestyle Portfolios.


      As of the Record Date, the Series III shares of the Acquired Portfolios and Existing Acquiring Portfolios were legally owned by qualified plans for which JH Distributors provides certain administrative services. The following qualified plans beneficially owned 5% or more of the outstanding Series III shares of the Acquired Portfolios and Existing Acquiring Portfolios indicated:

                                     NUMBER          PERCENTAGE
PORTFOLIO       NAME AND ADDRESS     OF SHARES       OWNERSHIP
---------       ----------------     ---------       ---------

      As of the Record Date, Trustees and officers of the Trust, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of the Acquired Portfolios.

                              FINANCIAL STATEMENTS

      The financial statements of the Trust included in its Annual Report to Shareholders for the fiscal year ended December 31, 2003 have been audited by PricewaterhouseCoopers LLP. These financial statements, together with the unaudited financial statements of the Trust included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2004, have been incorporated by reference into the Statement of Additional Information insofar as such financial statements relate to the Acquired and Existing Acquiring Portfolios. Copies of these reports are available on request as described above.

                                  LEGAL MATTERS

      Certain matters concerning the issuance of shares of the Acquiring Portfolios will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, Manulife Financial. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 39577 Woodward Avenue, Bloomfield Hills, Michigan 48304.

                                  OTHER MATTERS

      The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

      The Trust is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of the Trust must be received by the Trust a reasonable time before the Trust's solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                        BY ORDER OF THE BOARD OF TRUSTEES

January 26, 2005
Boston, Massachusetts

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, SIGN, DATE AND RETURN THE PROXY CARD IN THE ENCLOSED ENVELOPE.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this __ day of January, 2005, by John Hancock Trust (the "Trust") (formerly, Manufacturers Investment Trust), a Massachusetts business trust, on behalf of each of the Acquired Portfolios (collectively, the "Acquired Portfolios") and each of the Acquiring Portfolios (collectively, the "Acquiring Portfolios") listed below

      The following table identifies each Acquired Portfolio and the corresponding Acquiring Portfolio with which such Acquired Portfolio will be combined.

ACQUIRED PORTFOLIOS               ACQUIRING PORTFOLIOS
-------------------               --------------------
Aggressive Growth Trust     --    Mid Cap Stock Trust
Diversified Bond Trust      --    Active Bond Trust
Equity Index Trust          --    500 Index Trust B
Overseas Trust              --    International Value Trust
Small Company Blend Trust   --    Small Cap Opportunities Trust
Strategic Growth Trust      --    U.S. Global Leaders Growth Trust

      WHEREAS, the Board of Trustees of the Trust has determined that the transfer of all of the assets and liabilities of each Acquired Portfolio to its corresponding Acquiring Portfolio is in the best interests of each such Portfolio, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Portfolios, and that the interests of existing shareholders and contract owners would not be diluted as a result of this transaction;

      WHEREAS, the Trust intends to provide for the reorganization of the Acquired Portfolios (the "Reorganization") through the acquisition by each of the Acquiring Portfolios of all of the assets, subject to all of the liabilities, of its corresponding Acquired Portfolio in exchange for Series I, Series II, Series III and NAV shares (as applicable) of beneficial interest, par value $.01 per share, of such Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Acquired Portfolios and the distribution to Acquired Portfolio shareholders of such Acquiring Portfolio Shares; and

      WHEREAS, with respect to the Acquiring Portfolios, the U.S. Global Leaders Growth Trust, International Value Trust, Mid Cap Stock Trust and Small Cap Opportunities Trust are existing Trust Portfolios (the "Existing Acquiring Portfolios"), and the Active Bond Trust and 500 Index Trust B are newly organized Trust Portfolios that will first issue shares in connection with the Portfolio combinations (the "New Acquiring Portfolios").

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the Trust on behalf of each of the Acquired Portfolios and Acquiring Portfolios hereto agrees as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIOS IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE ACQUIRED PORTFOLIOS

   (a)   Plan of Reorganization.

   (i) The Trust on behalf of each Acquired Portfolio listed above, will convey, transfer and deliver the assets of each Acquired Portfolio to the Acquiring Portfolio set forth opposite its name in the table above (each such Acquiring Portfolio being the "Corresponding Acquiring Portfolio" of the Acquired Portfolio set forth opposite its name, and each such Acquired Portfolio being the "Corresponding Acquired Portfolio" of the Acquiring Portfolio set forth opposite its name) all of the then existing assets of such Acquired Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Trust on behalf of each Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Corresponding Acquired

Portfolio and (B) issue and deliver to the Corresponding Acquired Portfolio that number of full and fractional Series I, Series II, Series III and NAV shares of the Corresponding Acquiring Portfolio as determined in Section 1(c) hereof. Any Series I, Series II and Series III shares of capital stock (if any), par value $.01 per share, of the Acquired Portfolios ("Acquired Portfolio Shares") held in the treasury of the Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Acquired Portfolios and the Acquiring Portfolios shall be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Portfolios and the Acquiring Portfolios. The determination of said Custodian shall be conclusive and binding on all parties in interest.

   (ii) As of the Effective Time of the Reorganization, each Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record ("Acquired Portfolio shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Acquired Portfolio pursuant to
Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Portfolio held by the Acquired Portfolio shareholders. The holders of Series I, Series II and Series III shares of an Acquired Portfolio will receive, respectively, Series I, Series II and Series III shares of its corresponding Acquiring Portfolio, except that holders of Series I shares of the Equity Index Trust will receive NAV shares of the 500 Index Trust B. Such liquidation and distribution will be accomplished by the transfer of the Corresponding Acquiring Portfolio Shares then credited to the account of each Acquired Portfolio on the books of the Corresponding Acquiring Portfolio, to open accounts on the share records of the Corresponding Acquiring Portfolio in the names of the Acquired Portfolio shareholders and representing the respective pro-rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolios will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

   (iii) As soon as practicable after the Effective Time of the Reorganization, the Trust shall take all the necessary steps under Massachusetts law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolios.

   (b) Exchange Date and Effective Time of the Reorganization.

   (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as to each Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of (A) the final adjournment of the meeting of the holders of Acquired Portfolio shares at which this Plan will be considered, (B) April 29, 2005 and (C) such later day as the Trust may determine.

   (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

   (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
(B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolios or the Acquired Portfolios is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   (iv) On the Exchange Date, portfolio securities of the Acquired Portfolios shall be transferred by the Custodian to the accounts of the Corresponding Acquiring Portfolios duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

   (c) Valuation.

   (i) The net asset value per share of the Series I, Series II, Series III and NAV shares (as applicable) of each Acquiring Portfolio and the net value of the assets of each Corresponding Acquired Portfolio to be transferred in exchange for such Series I, Series II, Series III and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II, Series III and NAV shares of the Acquiring Portfolios shall be computed by the Custodian in the manner set forth in the Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of each Acquired Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Corresponding Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

   (ii) The number of Series I, Series II, Series III and NAV shares (as applicable) of the Acquiring Portfolios to be issued (including fractional shares, if any) by each Acquiring Portfolio in exchange for each Corresponding Acquired Portfolio's assets shall be determined by dividing the net value of the assets of such Acquired Portfolio attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II, Series III and NAV shares of such Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

   (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolios and the Acquired Portfolios.

2. REPRESENTATIONS AND WARRANTIES OF THE TRUST ON BEHALF OF THE ACQUIRING PORTFOLIOS

   The Trust on behalf of each of the Acquiring Portfolios represents and warrants as follows:

   (a) Organization, Existence, etc. The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. Each Existing Acquiring Portfolio is, and, as of the Effective Time of the Reorganization, each New Acquiring Portfolio will be, a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Existing Acquiring Portfolios and the Trust has, and, as of the Effective Time of the Reorganization, each New Acquiring Portfolio will have, all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now, or in the case of the New Acquiring Portfolios, as then, being conducted.

   (b) Registration as Investment Company. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

   (c) Current Offering Documents. The current prospectus of the Trust dated May 1, 2004, as supplemented, and the current statement of additional information of the Trust dated May 1, 2004, as each may be further supplemented or amended, included in the Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   (d) Capitalization. The Trust has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. As of November 30, 2004, there were outstanding the numbers of Series I, Series II, and Series III shares of the Existing Acquiring Portfolios as set forth in the table below, and no shares of such Portfolios were held in the treasury of the Trust. All of the outstanding shares of the Trust have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of each of the Acquiring Portfolios have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

EXISTING ACQUIRING PORTFOLIOS     SERIES I SHARES    SERIES II SHARES   SERIES III SHARES
-----------------------------     ---------------    ----------------   -----------------
International Value Trust              30,920,400          24,283,987              36,395
Mid Cap Stock Trust                    24,676,804          15,813,740              82,146
Small Cap Opportunities Trust           4,286,124           2,529,127              11,673
U.S. Global Leaders Growth Trust          218,039             458,599                  --

   (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2003, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Existing Acquiring Portfolios as of the dates thereof and their respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

   (f) Shares to be Issued Upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust Portfolio could, under certain circumstances, be held personally liable for the obligations of such Portfolio).

   (g) Authority Relative to this Plan. The Trust, on behalf of the Acquiring Portfolios, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Trust's Board of Trustees and no other proceedings by the Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

   (h) Liabilities. There are no liabilities of any Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Trust's Financial Statements with respect to the Acquiring Portfolios and liabilities incurred in the ordinary course of business subsequent to December 31, 2003 or otherwise previously disclosed to the Trust with respect to the Acquiring Portfolios, none of which has been materially adverse to the business, assets or results of operations of any Acquiring Portfolio.

   (i) No Material Adverse Change. Since December 31, 2003, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of any Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

   (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Trust, threatened which would adversely affect the Trust or any Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Trust or any Acquiring Portfolio and, to the knowledge of the Trust, there are no regulatory investigations of the Trust or any Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

   (k) Contracts. No default exists under any material contract or other commitment on behalf of any Acquiring Portfolio to which the Trust is subject.

   (l) Taxes. All federal and other income tax returns of the Trust with respect to each Acquiring Portfolio required to be filed by the Trust with respect to each Acquiring Portfolio have been filed for all taxable years to and including December 31, 2003, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Trust with respect to the Acquiring Portfolios have been paid so far as due. The Trust and each Existing Acquiring Portfolio currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Portfolio, relating to the diversification requirements for variable annuity, endowment and life insurance contracts, and each New Acquiring Portfolio will be in such compliance at the Exchange Date. Each Existing Acquiring Portfolio's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect, and each New Acquiring Portfolio' shares will be held only by purchasers of the types specified in clauses (a) and (b) of this sentence. Each Acquiring Portfolio is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code, and each of the New Acquiring Portfolios will be so qualified at the Effective Time of the Reorganization.

   (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Portfolios' shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRUST ON BEHALF OF THE ACQUIRED PORTFOLIOS

   The Trust on behalf of each of the Acquired Portfolios represents and warrants as follows:

   (a) Organization, Existence, etc. The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. Each Acquired Portfolio is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Portfolios and the Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

   (b) Registration as Investment Company. The Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

   (c) Current Offering Documents. The current prospectus of the Trust dated May 1, 2004, as supplemented, and the current statement of additional information of the Trust dated May 1, 2004, as each may be further supplemented or amended, included in the Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   (d) Capitalization. The Trust has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. As of November 30, 2004, there were outstanding the numbers of Series I, Series II, and Series III shares of the Acquired Portfolios as set forth in the table below, and no shares of such portfolios were held in the treasury of the Trust. All of the outstanding shares of the Trust have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Portfolios as set forth on the books and records of the Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolios for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Portfolio shares, and no Acquired Portfolio has outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Portfolio shares (other than any existing dividend reinvestment plans of an Acquired Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of any Acquired Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Trust). All of each Acquired Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

ACQUIRED PORTFOLIOS           SERIES I SHARES    SERIES II SHARES   SERIES III SHARES
-------------------           ---------------    ----------------   -----------------
Aggressive Growth Trust            21,870,532           8,847,619              15,967
Diversified Bond Trust             24,107,230          26,868,595              11,869
Equity Index Trust                  5,587,804                  --                  --
Overseas Trust                     45,944,895          28,051,837              71,721
Small Company Blend Trust          11,492,041           6,086,235                  --
Strategic Growth Trust             19,823,664          16,066,073              35,808

   (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2003, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquired Portfolios as of the dates thereof and their respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

   (f) Authority Relative to this Plan. The Trust, on behalf of the Acquired Portfolios, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Trust's Board of Trustees and no other proceedings by the Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

   (g) Liabilities. There are no liabilities of any Acquired Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Trust's Financial Statements with respect to the Acquired Portfolios and liabilities incurred in the ordinary course of business subsequent to December 31, 2003 or otherwise previously disclosed to the Trust with respect to the Acquired Portfolios, none of which has been materially adverse to the business, assets or results of operations of any Acquired Portfolio.

   (h) No Material Adverse Change. Since December 31, 2003, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of any Acquired Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

   (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Trust, threatened which would adversely affect the Trust or any Acquired Portfolios' assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Trust or any Acquired Portfolio and, to the knowledge of the Trust, there are no regulatory investigations of the Trust or any Acquired Portfolios, pending or threatened, other than routine inspections and audits.

   (j) Contracts. The Trust is not subject to any contracts or other commitments on behalf of any Acquired Portfolio (other than this Plan) which will not be terminated with respect to the Acquired Portfolio without liability to the Trust or the Acquired Portfolio as of or prior to the Effective Time of the Reorganization.

   (k) Taxes. All federal and other income tax returns of the Trust with respect to each Acquired Portfolio required to be filed by the Trust with respect to each Acquired Portfolio have been filed for all taxable years to and including December 31, 2003, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Trust with respect to the Acquired Portfolios have been paid so far as due. The Trust and each Acquired Portfolio currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Portfolio, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. Each Acquired Portfolio's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. Each Acquired Portfolio is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

   (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Portfolios' shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING PORTFOLIOS

   The Trust on behalf of each of the Acquiring Portfolios covenants to the following:

   (a) Registration Statement. On behalf of the Acquiring Portfolios, the Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Acquired Portfolios relating to the meeting of the Acquired Portfolios' shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Portfolios shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

   (b) Cooperation in Effecting Reorganization. The Trust on behalf of the Acquiring Portfolios agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

   (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, the Trust with respect to each Acquiring Portfolio shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED PORTFOLIOS

   The Trust on behalf of each of the Acquired Portfolios covenants to the following:

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   (a) Meeting of the Acquired Portfolios' Shareholders. The Trust shall call and hold a meeting of the shareholders of each Acquired Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

   (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), each Acquired Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Trust's books. At least five (5) business days prior to the Exchange Date, each Acquired Portfolio will provide the Trust, for the benefit of each Corresponding Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. Each Acquired Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Trust, on behalf of the Corresponding Acquiring Portfolio, acquire any additional securities other than securities which the Corresponding Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that any Acquired Portfolio holds any investments that its Corresponding Acquiring Portfolio would not be permitted to hold, the Acquired Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Trust will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of each Acquired Portfolio as of the Effective Time of the Reorganization and prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for a Acquired Portfolio as of the Effective Time of the Reorganization will be owned by such Acquired Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

   (c) Registration Statement. In connection with the preparation of the Registration Statement, the Trust on behalf of the Acquired Portfolios will furnish the information relating to the Acquired Portfolios required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Portfolios, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Portfolios' shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Trust, insofar as they relate to the Acquired Portfolios, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Trust with respect to the Acquired Portfolios for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this Section 5(c).

   (d) Cooperation in Effecting Reorganization. The Trust on behalf of the Acquired Portfolios agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

   (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, the Trust with respect to each Acquired Portfolio shall conduct its business in the ordinary course until the consummation

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

of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

   (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Trust on behalf of each Acquired Portfolio, shall prepare a statement of the earnings and profits of each Acquired Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolios will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED PORTFOLIOS

The obligations of the Trust on behalf of each Acquired Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

   (a) Approval by the Acquired Portfolios' Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of each Acquired Portfolio entitled to vote on the matter ("Acquired Shareholder Approval").

   (b) Covenants, Warranties and Representations. With respect to each Corresponding Acquiring Portfolio, the Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since December 31, 2003.

   (c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

   (d) Tax Opinion. The Trust shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Trust, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to each Acquired Portfolio and its Corresponding Acquiring Portfolio (the "Tax Opinion'). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of the Trust will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code with respect to each Acquired Portfolio and its corresponding Acquiring Portfolio; (2) no gain or loss will be recognized by any of the Acquired Portfolios or the corresponding Acquiring Portfolios upon the transfer of all of the assets and liabilities, if any, of each Acquired Portfolio to its corresponding Acquiring Portfolio solely in exchange for all of their shares of the Acquired Portfolio; (3) no gain or loss will be recognized by shareholders of any of the Acquired Portfolios upon the exchange of such Portfolio's shares solely for shares of the corresponding Acquiring Portfolio;
(4) the holding period and tax basis of the shares of each Acquiring Portfolio received by each holder of shares of the corresponding Acquired Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of the shares of the Acquired Portfolio held by the shareholder (provided the shares of the Acquired Portfolios were held as a capital asset on the date of the Reorganization) immediately prior to the Reorganization; and (5) the holding period and tax basis of the assets of each of the Acquired Portfolios acquired by its corresponding Acquiring Portfolio will be the same as the holding period and tax basis of those assets to each of the Acquired Portfolios immediately prior to the Reorganization.

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

   (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2004 shall have been audited by PricewaterhouseCoopers LLP and shall fairly present the financial position of the Acquiring Portfolios as of the dates thereof and their respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING PORTFOLIOS

   The obligations of the Trust on behalf of each Acquiring Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

   (a) Approval by the Acquired Portfolios' Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to each Corresponding Acquired Portfolio.

   (b) Covenants, Warranties and Representations. With respect to each of the Acquired Portfolios, the Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h) in the financial condition, results of operations, business, properties or assets of each of the Acquired Portfolios since December 31, 2003.

   (c) Portfolio Securities. All securities to be acquired by each Acquiring Portfolio in the Reorganization shall have been approved for acquisition by John Hancock Investment Management Services, LLC (or, at its discretion, by the subadviser for such Acquiring Portfolio) as consistent with the investment policies of such Acquiring Portfolio.

   (d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

   (e) Distribution of Income and Gains. The Trust on behalf of the Acquired Portfolios shall have distributed to the shareholders of each Acquired Portfolio all of such Acquired Portfolio's investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.

   (f) Tax Opinion. The Trust shall have received the Tax Opinion.

   (g) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2004 shall have been audited by PricewaterhouseCoopers LLP and shall fairly present the financial position of the Acquired Portfolios as of the dates thereof and their respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

   (a) Amendments. The Trust may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Portfolios, but after such approval, no amendment shall be made which substantially changes the terms hereof.

   (b) Waivers. At any time prior to the Effective Time of the Reorganization, the Trust, on behalf of any or all of the Acquired Portfolios and Acquiring Portfolios, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Portfolio or Portfolios contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Portfolio or Portfolios contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

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

   (c) Termination. This Plan may be terminated by the Trust, as to any or all of the Acquired Portfolios and Acquiring Portfolios, at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Portfolios, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders or contract owners of any such Acquired Portfolio or Acquiring Portfolio or for any other reason.

   (d) Unless the Trust shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on August 31, 2005 if the Effective Time of the Reorganization is not on or prior to such date.

   (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

   The expenses of the Reorganization will be borne by the Acquired Portfolios and the Acquiring Portfolios. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Portfolio shares registered thereby, which shall be payable by the respective Acquiring Portfolios in which such shares represent interests); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10. RELIANCE

   All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Portfolios, the Acquiring Portfolios and the Trust notwithstanding any investigation made by such party or on its behalf.

11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

   (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

   (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

   (d) This Plan shall bind and inure to the benefit of the Trust, the Acquired Portfolios and the Acquiring Portfolios and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

   (e) The name "John Hancock Trust" is the designation of the Trustees under a Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with the Trust must look solely to the Trust's property for the enforcement of any claims against the Trust, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust. No series of the Trust shall be liable for claims against any other series of the Trust.

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

   IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                               JOHN HANCOCK TRUST
                                  on behalf of the Acquired Portfolios

                               BY: /s/ JAMES D. GALLAGHER
                               -------------------------------------------------
                               Name: James D. Gallagher
                               Title: President

                               JOHN HANCOCK TRUST
                                 on behalf of the Acquiring Portfolios

                               BY: /s/ GORDON SHONE
                               -------------------------------------------------
                               Name: Gordon Shone
                               Title: Chief Financial Officer and Vice President

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                                                                      APPENDIX A

                              DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA                 Debt rated AAA has the highest rating assigned by S&P.
                    Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC
  -CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative

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

                    capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

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                                                                      APPENDIX B

                PORTFOLIO DESCRIPTIONS: INVESTMENT OBJECTIVES AND
                        STRATEGIES, RISKS AND PERFORMANCE

      The investment objectives and policies or strategies and certain risks of each of the Acquired Portfolios and Acquiring Portfolios are set forth in the Portfolio descriptions below, together with performance information for each of the Portfolios.

      INVESTMENT OBJECTIVES AND STRATEGIES. Each Acquired Portfolio and Acquiring Portfolio has a stated investment objective which it pursues through separate investment strategies or policies. There are certain differences in the investment objectives and strategies of the Portfolios which are discussed below and that should be considered. The differences in objectives and policies between the Portfolios can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. There can be no assurance that any Portfolio will achieve its investment objective.

      Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Portfolio, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Acquired Portfolio and Acquiring Portfolio may invest all or a portion of its assets in cash and securities that are highly liquid, including
(a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Portfolios investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Portfolio is in a defensive position, its ability to achieve its investment objective will be limited.

      Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Portfolio, each Acquired and Acquiring Portfolio is authorized to use all of the various investment strategies referred to under "Additional Information About Investment Policies and Techniques and Risk Factors -- Hedging and Other Strategic Transactions."

      More complete descriptions of the securities and certain instruments in which the Acquired and Acquiring Portfolios may invest and of the options, futures, currency and other derivative transactions that certain such Portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") is included in the Appendix to this Proxy Statement/Prospectus.

      RISKS OF INVESTING IN EACH PORTFOLIO. Certain risks of investing in each of the Acquired and Acquiring Portfolios are set forth in the Portfolio descriptions. If these risks materialize, an investor could lose money in the Portfolio. The risks of investing in the following types of securities are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors -- Risks of Investing in Certain Types of Securities."

-  Equity Securities                           -  Foreign Securities
-  Fixed Income Securities                     -  Investment Company Securities
-  Investment Grade Fixed Income Securities    -  Stripped Securities
   in the Lowest Rating Category               -  Mortgage-Backed and Asset-Backed Securities
-  Lower Rated Fixed Income Securities         -  Small and Medium Size Companies

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

      PERFORMANCE INFORMATION. Each Portfolio description contains a bar chart and a performance table which provide some indication of the risks of investing in that Portfolio.

      Bar Chart. The bar chart shows changes in the performance of Series I shares of each Portfolio over the last ten years or, if shorter, from the inception date of the Portfolio. The performance of Series II shares will be lower than Series I performance because Series II shares are subject to higher 12b-1 fees than Series I shares. The performance of Series III shares will be lower than Series I and Series II performance because Series III shares are subject to higher 12b-1 fees than Series I and Series II shares.

      Performance Table. The table compares each Portfolio's one, five and ten year (or, if less, since inception) average annual returns as of December 31, 2003 for Series I, Series II and, as applicable, Series III shares to those of a broad measure, and in some cases to an index, of market performance. If the period since inception of the Portfolio is less than one year, the performance shown will be the actual total return rather than an annualized total return.

      Performance information in the Bar Chart and the Performance Table reflects all fees charged to each Portfolio such as advisory fees and all Portfolio expenses. None of the Portfolios charges a sales load or a surrender fee. THE PERFORMANCE INFORMATION DOES NOT REFLECT FEES AND EXPENSES OF ANY VARIABLE INSURANCE CONTRACT WHICH MAY USE THE TRUST AS ITS UNDERLYING INVESTMENT MEDIUM. IF SUCH FEES AND EXPENSES HAD BEEN REFLECTED, PERFORMANCE WOULD BE LOWER. THE PAST PERFORMANCE OF ANY PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW A PORTFOLIO WILL PERFORM IN THE FUTURE.

AGGRESSIVE GROWTH TRUST

SUBADVISER:  A I M Capital Management, Inc. ("AIM")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests principally in common stocks, of companies which in the opinion of AIM are expected to achieve earnings growth over time at a rate in excess of 15% per year.

     The portfolio's assets are principally invested in common stocks of companies which in the opinion of AIM are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized growth categories. AIM's portfolio managers focus on companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the portfolio may fluctuate widely. Any income received from securities held by the portfolio will be incidental.

     Aggressive Growth Trust's portfolio is primarily comprised of securities of two basic categories of companies:

      -- "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

      -- "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

     The Aggressive Growth Trust's strategy does not preclude investment in large, seasoned companies which in the judgment of AIM possess superior potential returns similar to companies with formative growth profiles. The portfolio may also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value.

     The Aggressive Growth Trust may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.

     The portfolio may invest up to 25% of its total assets in foreign securities. American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 25% limitation.

Use of Hedging and Other Strategic Transactions

     Aggressive Growth Trust may:

      --   purchase and sell stock index futures contracts,

      -- purchase options on stock index futures as a hedge against changes in market conditions,

      -- purchase and sell futures contracts and purchase related options in order to hedge the value of its portfolio against changes in market conditions,

      -- write (sell) covered call options (up to 25% of the value of the portfolio's net assets),

      -- enter into foreign exchange transactions to hedge against possible variations in foreign exchange rates between currencies of countries in which the portfolio is invested including: the direct purchase or sale of foreign currency, the purchase or sale of options on futures contracts with respect to foreign currency, the purchase or sale of forward contracts, exchange traded futures contracts and options of futures contracts.

     See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities with emphasis on medium and small sized growth companies. The risks of investing in equity securities and small and medium sized companies are set forth below under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest up to 25% of its assets in foreign securities. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities." Since the portfolio will only invest at most 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

 -- The portfolio may invest in internet related companies. The risks of investing in these companies is set forth below under "Risks of Investing in Certain Types of Securities."

Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 32.25% (for the quarter ended 12/1998) and the lowest return was -24.73% (for the quarter ended 9/1998).


--------------------------------------------------------------------------------

          0%        4.3%       33%         3%        -26%       -25%      33.9%
         1997       1998       1999       2000       2001       2002       2003

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Aggressive Growth Trust
   Series I                                                33.87%     0.37%     0.87%     01/01/1997
   Series II                                               33.57%       N/A     1.40%     01/28/2002
   Series III                                                 N/A       N/A     6.58%     09/05/2003
 Russell 2000 Growth Index(B)                              48.54%     0.86%     2.56%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.
(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.
(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISERS AND PORTFOLIO MANAGERS

     AIM Capital Management, Inc. ("AIM") manages the Aggressive Growth Trust. AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. founded in 1976, is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

     The portfolio is managed by the following two portfolios managers:

      -- Karl Farmer (since May, 2003). Mr. Farmer has been associated with AIM and/or its affiliates since 1998. Prior to 1998, Mr. Farmer was a pension actuary with William M. Merer, Inc., focusing on retirement plans and other benefit programs.

      -- Jay K. Rushkin (lead manager) (since December, 2000). Mr. Rushin is portfolio manager for several of the AIM funds including the AIM Aggressive Growth Fund. He has been associated with AIM and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst for Prudential Securities.

DIVERSIFIED BOND TRUST

SUBADVISER:  Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:  To seek high total return as is consistent with the conservation of capital.

INVESTMENT STRATEGIES: The portfolio invests its assets in fixed income securities.

     CGTC seeks to achieve this investment objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities. Securities that the portfolio may invest in include one or a combination of the following categories:

      -- fixed income securities rated at the time of purchase "Baa" or better by Moody's or "BBB" or better by Standard & Poor's or fixed income securities not rated by Moody's or Standard & Poor's deemed by CGTC to be of equivalent investment quality;

      -- up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% in emerging market fixed income securities*;

      -- securities issued or guaranteed by the U.S. Government, the Canadian Government or its Provinces, or their respective agencies and instrumentalities;

      -- interest bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents, and cash.

     The remaining 20% of the portfolio's assets may be invested in other fixed income securities, including securities rated below investment grade ratings described above. Fixed-income securities may include ADRs, Yankee Bonds, Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed income securities subject to the limits set forth above.

     All portfolio investment percentages described above are measured at the time of purchase of a security for the portfolio.

Use of Hedging and Other Strategic Transactions

     The Diversified Bond Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests in fixed income securities, including those rated below investment grade. The risks of investing in these types of securities are set forth below under "Risks of Investing in Certain Types of Securities.

 -- The portfolio invests in fixed income securities from foreign and emerging markets. The risks of investing in foreign securities and emerging market securities are set forth below under "Risk of Investing in Certain Types of Securities."

Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 6.17% (for the quarter ended 3/1991) and the lowest return was -6.26% (for the quarter ended 9/1990).


--------------------------------------------------------------------------------

        -1.8%      18.1%        7%       11.4%      10.7%       0.7%      10.3%       7.1%       7.6%       4.6%
         1994       1995       1996       1997       1998       1999       2000       2001       2002       2003

--------------------------------------------------------------------------------


                                                            One     Five      Ten      Life of    Date First
                                                           Year     Years    Years    Portfolio   Available
 Diversified Bond Trust
        Series I                                            4.60%   6.02%     7.44%       N/A     08/03/1989
        Series II                                           4.59%     N/A       N/A     6.11%     01/28/2002
        Series III                                            N/A     N/A       N/A     3.04%     09/05/2003
 Citigroup Broad Investment Grade Bond Index                4.20%   6.62%     6.96%       N/A
 Combined Index(C)                                          4.20%   7.13%     8.46%       N/A

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.
(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.
(C)The Combined Index represents 20% of the return of the Wilshire 5000 Index, 5% of the MSCI EAFE Index, 50% of the Lehman Brothers Aggregate Bond Index, 25% of the 90 Day T-Bill through April 30, 1999, and 100% of the return of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter. The Combined Index was prepared by the advisor using Ibbotson Associates Software & Data.

SUBADVISER AND PORTFOLIO MANAGERS

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968 and manages approximately $146 billion of assets as of December 31, 2003.

     The Portfolio Managers are:

      -- James R. Mulally (since May, 1999). Mr. Mulally is Senior Vice President, a Director, and Chairman of the Fixed Income Investment Sub-Committee for CGTC. He joined the Capital Group organization in 1980.

      -- Michael D. Locke (since December 2001). Mr. Locke is Vice President of Capital Research Company with portfolio specialist and research responsibilities for mortgage- and asset-backed securities and derivatives. He joined the Capital Group organization in 1996.

      -- Christine C. Cronin (since December 2001). Ms. Cronin is a Vice President of Capital Research Company with portfolio specialist responsibility for investment grade corporate bonds, and research responsibility for the airline, cruise, food, and financial services industries. She joined the Capital Group organization in 1997.

     A portion of the portfolio is managed by individual members of the research team.

EQUITY INDEX TRUST

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

INVESTMENT OBJECTIVE:  To approximate the aggregate total return of publicly traded common stocks which are included in the S&P Composite Stock Price Index (the "S&P 500 Index").

INVESTMENT STRATEGIES: The portfolio invests in the equity securities of a diversified group of U.S. companies. The portfolio is not actively managed; rather MFC Global (U.S.A.) tries to duplicate the performance of the S&P 500 Index by investing the portfolio's assets in the common stocks that are included in the S&P 500 Index in approximately the proportion of their respective market value weightings in the S&P 500 Index.

     The portfolio uses the S&P 500 Index as its standard performance comparison because the S&P 500 Index (i) represents more than 70% of the total market value of all publicly traded common stocks in the U.S. and (ii) is widely viewed among investors as representative of the performance of publicly traded common stocks in the U.S.

     The S&P 500 Index is an unmanaged index composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange. The performance of the S&P 500 Index is based on changes in the prices of stocks comprising the S&P 500 Index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage commissions and other fees are disregarded in computing the level of the S&P 500 Index. Standard & Poor's(1) selects the stocks to be included in the S&P 500 Index on a proprietary basis but does incorporate such factors as the market capitalization and trading activity of each stock and its adequacy as representative of stocks in a particular industry group. Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price).

     Since MFC Global (U.S.A.) attempts to match the performance of the S&P 500 Index, the adverse financial situation of a company will not result in its elimination from the portfolio unless, of course, the company in question is removed from the S&P 500 Index. Conversely, the projected superior financial performance of a company would not normally lead to an increase in the portfolio's holdings of the company.

     Under normal circumstances, the net assets of the Equity Index Trust will be invested in any combination of the following investments:

      --   representative common stocks

      -- Standard & Poor's Stock Index Futures Contracts ("S&P 500 Futures Contracts"), and

      --   Standard & Poor's Depository Receipts(R).

(1)"Standard & Poor's(R)," "S&P 500(R)," "S&P(R)," "Standard & Poor's 500(R)" and "500" are trademarks of McGraw-Hill, Inc.

     With regard to the portion of the Equity Index Trust invested in common stocks, the method used to select investments for the portfolio involves investing in common stocks in approximately the order of their respective market value weightings in the S&P 500 Index, beginning with those having the highest weightings. For diversification purposes, the portfolio can purchase stocks with smaller weightings in order to represent other sectors of the S&P 500 Index.

     There is no minimum or maximum number of stocks included in the S&P 500 Index which the Equity Index Trust must hold. Under normal circumstances, it is expected that the portion of the portfolio invested in stocks would be between 300 and 500 different stocks included in the S&P 500 Index. The portfolio may compensate for the omission of a stock that is included in the S&P 500 Index, or for purchasing stocks in other than the same proportion that they are represented in the S&P 500 Index, by purchasing stocks that are believed by MFC Global (U.S.A.) to have characteristics that correspond to those of the omitted stocks.

     Tracking error is measured by the difference between the total return for the S&P 500 Index and the total return for the portfolio after deductions of fees and expenses. All tracking error deviations are reviewed to determine the effectiveness of investment policies and techniques. Tracking error is reviewed at least weekly and more frequently if such a review is indicated by significant cash balance changes, market conditions or changes in the composition of the S&P 500 Index. If deviation accuracy is not maintained, the Equity Index Trust will rebalance its composition by selecting securities which, in the opinion of MFC Global (U.S.A.), will provide a more representative sampling of the capitalization of the securities in the S&P 500 Index as a whole or a more representative sampling of the sector diversification in the S&P 500 Index.

     The portfolio may also invest in short-term debt securities to maintain liquidity or pending investment in stocks or S&P 500 Futures Contracts.

     Standard & Poor's licenses certain trademarks and trade names to the Trust but disclaims any responsibility or liability to the Trust and its shareholders. See Appendix II in the Statement of Additional Information for such disclaimer.

Use of Hedging and Other Strategic Transactions

     The Equity Index Trust may invest in S&P 500 Futures Contracts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the Statement of Additional Information.

Principal Risks of Investing in this Portfolio

 -- An investment in the Equity Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

 -- Since the portfolio is not actively managed, if the S&P 500 Index does not perform well, MFC Global (U.S.A.) will not have the ability to transfer portfolio assets into other investments.

Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 21.22% (for the quarter ended 12/1998) and the lowest return was -17.39% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

        33.5%      28.6%      20.6%      -9.3%      -12.3%     -22.3%     28.3%
         1997       1998       1999       2000       2001       2002       2003

--------------------------------------------------------------------------------

                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Equity Index Trust Series I                               28.29%    -0.88%     8.39%     02/14/1996
 S&P 500 Index(B)                                          28.70%    -0.57%     9.03%

(A)On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for this portfolio is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.
(C)During the periods shown in the chart, a portion of the Equity Index Trust's expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.
(D)The Equity Index Trust does not offer Series II shares or Series III shares.

SUBADVISER AND PORTFOLIO MANAGERS

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios listed above. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Funds Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

     The Portfolio Managers are:

      -- Martin Ayow (since May, 2000). Mr. Ayow joined MFC Global in 2000 and is Assistant Vice President and Senior Portfolio Manager for Manulife Financial. He has been managing and hedging fixed income and equity exposures for Manulife Financial using financial derivatives since 1994. Prior to joining Manulife Financial, Mr. Ayow was Senior Treasury Officer at the Ontario Hydro Treasury Division. He is a Chartered Financial Analyst and graduated from the University of Toronto with an MBA.

      -- Ram Brahmachari (since December, 2000). Mr. Brahmachari joined MFC Global in 2000. He is a Senior Analyst on the team responsible for the management of the equity index portfolios at Manulife Financial. Prior to joining Manulife, Financial, Mr. Brahmachari was employed as an analyst at Nortel. He is a Chartered Financial Analyst and graduated from the University of Victoria with an MBA.

OVERSEAS TRUST

SUBADVISER:  Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: The portfolio normally invests at least 80% of its net assets in non-U.S. securities (primarily common stocks). FMR relies on fundamental analysis of each issuer and may also invest across different countries and regions.

     FMR normally invests at least 80% of the portfolio's assets in non-U.S. securities. FMR normally invests the portfolio's assets primarily in common stocks.

     The portfolio normally diversifies its investments across different countries and regions. In allocating the portfolio's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

     In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors include growth potential, earnings estimates, and management.

     FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the portfolio may not achieve its objective.

Temporary Defensive Investing

     The portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Country or Geographic Region

     FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in foreign equity securities. The risks of investing in equity securities and in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 25.75% (for the quarter ended 12/1999) and the lowest return was -21.38% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

          7%       12.6%      -0.1%        8%       40.5%      -18.7%     -21.1%     -21.4%     43.8%
         1995       1996       1997       1998       1999       2000       2001       2002       2003

--------------------------------------------------------------------------------


                                                            One      Five      Life of    Date First
                                                           Year      Years    Portfolio   Available
 Overseas Trust
   Series I                                                43.83%     0.36%     3.18%     01/09/1995
   Series II                                               43.71%       N/A     8.54%     01/28/2002
   Series III                                                 N/A       N/A    16.14%     09/05/2003
 MSCI EAFE Index(B)                                        39.17%     0.26%     4.42%

(A)Effective May 1, 1999, the portfolio changed its subadviser and its investment objective. Performance reflects results prior to these changes.
(B)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.
(C)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISER AND PORTFOLIO MANAGERS

     FMR has served as the portfolio's subadviser since May 1, 2001 when it assumed responsibility from Fidelity Management Trust Company as subadviser to the portfolio listed above. FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2003, FMR and its affiliate, FMR Co., Inc, had approximately $799 billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.

     Beginning May 1, 2001, FMR Co., Inc. (FMRC) serves as sub-subadviser for the portfolio listed above. FMRC will be primarily responsible for choosing investments for the portfolio. FMRC is a wholly-owned subsidiary of FMR.

     The Portfolio Manager is:

      -- Richard R. Mace, Jr. (since May, 1999). Mr. Mace joined FMR in 1987, FMRC in 2001 and has worked as an analyst and manager. Mr. Mace also manages Fidelity Overseas and Advisor Overseas Fund.

SMALL COMPANY BLEND TRUST

SUBADVISER:  Capital Guardian Trust Company ("CGTC")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital and income.
                       Generation of current dividends will be a secondary consideration.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

     The Small Company Blend Trust invests at least 80% its net assets (plus any borrowings for investment purposes), under normal market conditions, in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase. The market capitalizations within the Russell 2000 Index will vary but as of June 30, 2002, were $1.3 billion and below. In determining market capitalization, CGTC may consider the value of shares which are publicly traded. The portfolio may hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

Temporary Defensive Investing

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Small Company Blend Trust may invest all or a portion of its assets in bonds, cash and cash equivalents. To the extent the portfolio is in a defensive position, the ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions

     The Small Company Blend Trust is currently authorized to use all of the investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently contemplated that any of these strategies will be used to a significant degree by the portfolio.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities, especially securities of small or unseasoned companies (less than 3 years operating experience). The risks of investing in equity securities and small or unseasoned companies are set forth below under "Risks of Investing in Certain Types of Securities."

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 26.94% (for the quarter ended 12/2001) and the lowest return was -25.88% (for the quarter ended 9/2001).

--------------------------------------------------------------------------------

        -19.7%     -2.3%      -25.6%     39.7%
         2000       2001       2002       2003

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 Small Company Blend Trust
   Series I                                                39.71%      1.02%    05/01/1999
   Series II                                               39.63%      3.38%    01/28/2002
 Russell 2000 Index(A)                                     47.25%      6.97%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.
(B)Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee.

SUBADVISERS AND PORTFOLIO MANAGERS

     CGTC manages the Small Company Blend Trust. CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968 and manages approximately $146 billion of assets as of December 31, 2003.

     The portfolio is managed by the following portfolio managers. In addition, a portion of the portfolio is managed by individual members of the research team.

      -- Michael R. Ericksen (since May, 1999). Mr. Ericksen is a Senior Vice President and portfolio manager for CGTC. He joined the Capital Group organization in 1987.

      -- James S. Kang (since May, 1999). Mr. Kang is Senior Vice President for Capital International Research Inc. He joined the Capital Group organization in 1988.

      -- Robert G. Kirby (since May, 1999). Mr. Kirby is a Senior Partner of The Capital Group Partners L.P. and Chairman Emeritus and a portfolio manager of CGTC. He joined the Capital Group organization in 1965.

      -- Karen A. Miller (since May, 2000). Ms. Miller is a Senior Vice President of Capital International Research, Inc. She joined the Capital Group organization in 1990.

      -- Lawrence R. Solomon (since May, 2000). Mr. Solomon is a Senior Vice President of Capital International Research, Inc. He also serves as a Director of Capital Management Services, Inc. Mr. Solomon joined the Capital Group organization in 1985.

      -- Kathryn M. Peters (since September, 2002). Ms. Peters is a Vice President and U.S. small-capitalization Portfolio Manager for Capital International Research, Inc. She also serves as a Director of Capital Management Services, Inc. Ms. Peters joined the Capital Group organization in 2001. Prior to joining Capital Guardian, Ms. Peters was employed as a portfolio manager at Montgomery Asset Management, LLC.

STRATEGIC GROWTH TRUST

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE:  To seek capital appreciation.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which MFS believes offer superior prospects for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented portfolios (such as the Strategic Growth Trust) that it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and managements' abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts.

     In managing the portfolio, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS look particularly for companies which demonstrate:

      --   a strong franchise, strong cash flows and a recurring revenue stream

      -- a solid industry position, where there is potential for high profit margins -- substantial barriers to new entry in the industry

      --   a strong management team with a clearly defined strategy

      --   a catalyst which may accelerate growth

     The portfolio may invest in foreign securities, including depositary receipts, dollar denominated foreign debt securities and emerging market securities, through which it may have exposure to foreign currencies.

     The Strategic Growth may also invest to a limited extent in: (a) fixed income securities, (c) U.S. Government Securities, (d) variable and floating rate obligations, (e) zero coupon bonds, deferred interest bonds and PIK bonds,
(f) investment companies, (g) restricted securities, (h) short sales and short sales against the box, (i) indexed securities. These investment techniques and practices are described further in the prospectus under "Additional Investment Policies and Transactions" and in the Statement of Additional Information.

     The portfolio may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

 -- The portfolio invests extensively in the securities of companies which the subadviser believes are poised for growth. The price of such securities in certain economic, political or market conditions may fall to a greater extent than a decline in the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index).

 -- The portfolio may invest in foreign securities. The risks of investing in these securities are set forth under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest in securities traded in the over-the-counter markets which involves risks in addition to those associated with transaction in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The value of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in establishing or closing out positions in these stocks at prevailing market prices.

Performance (A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 19.39% (for the quarter ended 12/2001) and the lowest return was -23.91% (for the quarter ended 9/2001).

--------------------------------------------------------------------------------

        -28.0%     26.9%
         2002       2003

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 Strategic Growth Trust Series I                           26.86%    -7.81%     04/30/2001
                     Series II                             26.61%    -2.68%     01/28/2002
                     Series III                               N/A     4.36%     09/05/2003
 Russell 1000 Growth Index(B)                              29.75%    -6.51%

(A)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.
(B)The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

SUBADVISER AND PORTFOLIO MANAGERS

     Massachusetts Financial Services Company ("MFS") is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada (an insurance company). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     The Portfolio Manager is:

      -- S. Irfan Ali (since May, 2001). Mr. Ali is a Senior Vice President of MFS and has been employed by MFS since 1993. Mr. Ali has managed the MFS Strategic Growth Fund since 1999.

MID CAP STOCK TRUST

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests primarily in equity securities of mid-sized companies with significant capital appreciation potential.

     Wellington Management seeks to achieve the Trust's objective by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The Trust tends to invest in companies whose capitalization is similar to the market capitalization of companies in the Russell Mid Cap Index.

     Wellington Management's investment approach while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Mid Cap Stock Trust may invest up to 10% of its assets in foreign securities.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

 -- To the extent that the portfolio emphasizes a mid-capitalization growth style, the portfolio may underperform in markets that favor other styles.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/2001) and the lowest return was -23.64% (for the quarter ended 3/2001).

--------------------------------------------------------------------------------

        -4.0%      -11.0%     -22.6%     42.3%
         2000       2001       2002       2003

--------------------------------------------------------------------------------


                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 Mid Cap Stock Trust
   Series I                                                42.33%    -1.10%     05/01/1999
   Series II                                               41.97%     5.69%     01/28/2002
   Series III                                                 N/A    10.42%     09/05/2003
 Russell Midcap Growth Index(A)                            42.71%     0.46%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.
(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISER AND PORTFOLIO MANAGERS

     Wellington Management Company, LLP, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. The managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     The Portfolio Manager is:

     -- Michael Carmen (since April, 2000), Mr. Carmen, Senior Vice President of Wellington Management, joined Wellington Management in 1999 as an equity portfolio manager, prior to joining Wellington Management, Mr. Carmen was an equity portfolio manager at Kobrick Funds (1997-1999), State Street Research and Management (1992-1996, 1997) and Montgomery Asset Management (1996). He is a Chartered Financial Analyst.

ACTIVE BOND TRUST
SUBADVISER: DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION")
            JOHN HANCOCK ADVISERS, LLC ("JOHN HANCOCK ADVISER")

INVESTMENT        To seek income and capital appreciation
OBJECTIVE:

INVESTMENT        The portfolio normally invests at least 80% of its assets in a
STRATEGIES:       diversified mix of debt securities and instruments.

      The portfolio, an intermediate term bond portfolio normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including but not limited to:

      -     U.S. Treasury and agency securities;

      - Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      -     Corporate bonds, both U.S. and foreign; and

      -     Foreign government and agency securities.

The portfolio employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the portfolio. The portfolio will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio:

         65% Declaration
         35% John Hancock

This allocation methodology may change in the future.

DECLARATION

      The subadviser uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

      This portion of the portfolio normally has no more than 10% of its assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated. This portion of the portfolio normally has an average credit rating of "A" or "AA."

      Except as otherwise stated above under "Temporary Defensive Investing," this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

JOHN HANCOCK ADVISER

      The subadviser uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

      This portion of the portfolio normally has no more than 25% of its assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated. This portion of the portfolio normally has an average credit rating of "A" or "AA."

      Except as otherwise stated above under "Temporary Defensive Investing," the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

ENTIRE PORTFOLIO

      The portfolio may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. Each subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity for their portion of the portfolio. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

PRINCIPAL RISKS OF INVESTING IN THIS PORTFOLIO

      - The portfolio invests in bonds (fixed income securities). The risks of investing in fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

      - A portion of the portfolio invests in high yield bonds (lower rated fixed income securities). The risks of investing in lower rated fixed income securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

      - The portfolio invests in foreign securities. The risks of investing in foreign securities are set forth in the Prospectus under "Risks of Investing in Certain Types of Securities."

      - The portfolio's turnover rate (i.e., the rate of buying and selling securities) will generally exceed 100%. Any turnover rate in excess of 100% is considered relatively high. In general, the higher the turnover rate, the greater the impact that brokerage commissions and other transaction costs will have on the portfolio's performance.

      - The portfolio may invest in mortgage-backed securities. Investing in mortgage-backed securities subjects the portfolio to prepayment risk. Prepayments of underlying mortgages result in a loss of anticipated interest payments and all or part of any premium paid for the security. Therefore, the value of the portfolio may decline. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates.

      - The portfolio invests in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic Transactions."

SUBADVISERS AND PORTFOLIO MANAGERS

      DECLARATION

      Declaration Management & Research LLC ("Declaration") is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, VA 22102-4858. Declaration is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). Independence Holdings and JHLICO are located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      The portfolio is managed by an investment team overseen by:

      - James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is a Senior Vice President.

      - Peter Farley (since 2005). Mr. Farley joined Declaration in 1996 and is a Vice President.

      JOHN HANCOCK ADVISERS

      John Hancock Advisers, LLC ("John Hancock Advisers") is a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, MA 02117. JHLICO is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

      The portfolio is managed by:

      - Howard C. Greene, CFA (since 2005). Mr. Greene joined John Hancock in 2002 and is a Senior Vice President. Prior to 2002, he was Vice President of Sun Life Financial Services Company of Canada.

      - Benjamin A. Matthews (since 2005). Mr. Matthews joined John Hancock in 1995 and is a Vice President.

500 INDEX TRUST B
(NAV Shares Only)

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

                                                                                                      MARKET CAP OF INDEX AS OF
    PORTFOLIO               INVESTMENT OBJECTIVE                     INVESTMENT STRATEGY*                  DECEMBER 1, 2004
    ---------               --------------------                     --------------------                  ----------------
500 Index Trust B  To seek to approximate the aggregate    Invests, under normal market conditions,   [$867 million to $326.5
                   total return of a broad U.S. domestic   at least 80% of its net assets (plus any   billion]
                   equity market index                     borrowings for investment purposes) in
                                                           (a) the common stocks that are included
                                                           in the S&P 500 Index and (b) securities
                                                           (which may or may not be included in the
                                                           S&P 500 Index) that MFC Global (U.S.A.)
                                                           believes as a group will behave in a
                                                           manner similar to the index.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. The 500 Index Trust B is not sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

      The investment objectives and policies of the 500 Index Trust B are set forth above. The 500 Index Trust B differs from the actively managed portfolios. Actively managed portfolios seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index portfolios, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

      An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The 500 Index Trust B attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise the index and/or (b) by holding securities (which may or may not be included in the index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the 500 Index Trust B, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

Use of Hedging and Other Strategic Transactions

      The 500 Index Trust B may invest in Futures Contracts and Depository Receipts. A more complete description of this investment strategy appears under "Hedging and Other Strategic Transactions" in the Prospectus and in the Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THE 500  INDEX TRUST B

      - Since the 500 Index Trust B is not actively managed, it will generally reflect the performance of the index it attempts to track even in markets when this index does not perform well.

      - An investment in the 500 Index Trust B involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth under "Risks of Investing in Certain Types of Securities" in the Prospectus.

      - The portfolio invests in derivatives. The risks of investing in derivatives are set forth in the Prospectus under "Hedging and Other Strategic transaction."

SUBADVISER AND PORTFOLIO MANAGERS

      MFC Global (U.S.A.) manages the 500 Index Trust B. MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Trust for which it is the subadviser. MFC Global (U.S.A.) is an indirect wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

      The Portfolio Managers are:

      - Narayan Ramani (since 2005). Mr. Ramani joined MFC Global (U.S.A.) in 1998, has a MBA from York University, a PH.D from the University of Brunswick, and is holds the Chartered Financial Analyst designation.

      - Carson Jen (since 2005). Mr. Jen joined MFC Global (U.S.A.) in 1997, has a MBA from the University of Western Ontario, a BA Science (engineering) from the University of Toronto, and has a Certified Management Accounting designation.

INTERNATIONAL VALUE TRUST

SUBADVISER:  Templeton Investment Counsel, LLC ("Templeton")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

     Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The portfolio also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the portfolio generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

     Templeton's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, Templeton will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Use of Hedging and Other Strategic Transactions

     The International Value Trust does not currently intend to use any of the investment strategies referred to under "Hedging and Other Strategic Transactions."

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities of companies located outside the United States. The risks of investing in equity securities and in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

 -- The portfolio may invest up to 25% of its assets in debt (fixed income) securities including foreign debt securities. The risks of investing in fixed income securities and in foreign securities is set forth below under "Risks of Investing in Certain Types of Securities." Because the portfolio has a 25% limit on debt securities, these risks will not affect the portfolio to the same degree as the risks of foreign equity securities.

Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any portfolio is not necessarily an indication of how a portfolio will perform in the future.

     The bar chart reflects the performance of Series I shares. During the time period shown in the bar chart, the highest quarterly return was 24.18% (for the quarter ended 6/2003) and the lowest return was -23.56% (for the quarter ended 9/2002).

--------------------------------------------------------------------------------

        -6.5%      -10.0%     -17.8%     44.9%
         2000       2001       2002       2003

--------------------------------------------------------------------------------

                                                            One      Life of    Date First
                                                           Year     Portfolio   Available
 International Value Trust
   Series I                                                44.86%     0.86%     05/01/1999
   Series II                                               44.52%    10.56%     01/28/2002
   Series III                                                 N/A    14.27%     09/05/2003
 MSCI EAFE Index(A)                                        39.17%    -0.89%

(A)The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.
(B)Series III shares were first offered September 5, 2003. The performance for Series III is aggregate total return. Series II performance will be lower than Series I performance due to the higher Rule 12b-1 fee. Series III performance will be lower than Series I and Series II performance due to the higher Rule 12b-1 fee.

SUBADVISER AND PORTFOLIO MANAGERS

     Templeton, located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, FL 33394, has been in the business of providing investment advisory services since 1954. As of December 31, 2003, Templeton and its affiliates manage over $336 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

     The Portfolio Managers are:

     Lead Portfolio Manager

      -- Tucker Scott (since May, 1999). Mr. Scott joined Templeton in 1996 and is currently Senior Vice President. Prior to joining Franklin Templeton, Mr. Scott worked at Aeltus Investment Management. He is a Chartered Financial Analyst (CFA) Charter holder.

The following individual has secondary portfolio management responsibilities:

      -- Cindy L. Sweeting (since 2003). Ms. Sweeting joined Templeton in 1997 and is currently an Executive Vice President and Director of Research. She is a Chartered Financial Analyst (CFA) Charter holder.

      -- Antonio T. Docal (since 2003). Mr. Docal joined Templeton in 2001 and is currently a Senior Vice President. He is a Chartered Financial Analyst (CFA) Charter holder.

SMALL CAP OPPORTUNITIES TRUST

SUBADVISER:  Munder Capital Management ("Munder")

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: The portfolio seeks this objective by investing, under normal circumstances, at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.

     Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index.

     The portfolio attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     The portfolio will usually invest in equity securities of companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

     In addition to valuation, the subadviser considers these factors, among others in choosing companies:

      --   A stable or improving earnings records;

      --   Sound finances;

      --   Above-average growth prospectus;

      --   Participation in a fast growing industry;

      --   Strategic niche position in a specialized market; and

      --   Adequate capitalization.

     The portfolio may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though a portfolio will receive the option premium to help protect it against loss, a call option sold by the portfolio will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

     The portfolio may engage in short-term trading of portfolio securities.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities especially of small cap companies . The risks of investing in equity securities, including those of small companies are set forth below under "Risks of Investing in Certain Types of Securities."

 -- The portfolio invest in value stocks. A value stock may not increase in price, as anticipated by the subadviser, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster-growing companies.

 -- The portfolio may engage in short-term trading. A high portfolio turnover rate (100% or more) could produce trading costs and taxable distributions, which would detract from the portfolio's performance.

Performance

     Performance is not provided since the portfolio commenced operations in May, 2003.

SUBADVISER AND PORTFOLIO MANAGERS

     Munder manages the Small Cap Opportunities Trust. Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals.

     A committee of Munder investment personnel manages the portfolio.

U.S. GLOBAL LEADERS GROWTH TRUST

SUBADVISER:  Sustainable Growth Advisers, L.P. ("SGA")

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: The portfolio invests, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

    Under normal market conditions, at least 80% of the portfolio's assets will be invested in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that typically exhibit the following sustainable growth characteristics:

      -- Hold leading market share of their relevant industries that result in high profit margins and high investment returns.

      -- Supply consumable products or services so that their revenue streams are recurring.

     The subadvisers seek to indentify companies with superior long-term earnings prospects and to continue to own them as long as the subadvisers believe they will continue to enjoy favorable prospectus for capital growth and are not overvalued in the marketplace.

     As a result of its investment strategy, the portfolio typically invests in large capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Index).

     The portfolio may invest in other types of equities and foreign stocks.

Principal Risks of Investing in this Portfolio

 -- The portfolio invests primarily in equity securities. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

 -- The portfolio's management strategy has a significant influence on portfolio performance. Large capitalization stocks as a group could fall out of favor with the market, causing the portfolio to underperform investments that focus on small- or medium capitalization stocks.

 -- The portfolio focuses on growth stocks, which could underperform value stocks.

 -- The portfolio may invest in multinational companies which may have substantial international operations. The risks of investing in foreign securities are set forth below under "Risks of Investing in Certain Types of Securities."

 -- The portfolio is non-diversified. The definition of a non-diversified portfolio and the risks associated with such a portfolio are set forth below under "Risks of Investing in Certain Types of Securities."

Performance

     Performance is not provided since the portfolio commenced operations in May, 2004.

SUBADVISERS AND PORTFOLIO MANAGERS

     SGA manages the U.S. Global Leader Growth Trust. SGA is located at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019. SGA was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who are also the portfolio managers of the portfolio.

     The portfolio is managed by the following portfolio managers.

      -- George P. Fraise (since May, 2004). Mr. Fraise is a principal of SGA. From 2000-2003, Mr. Fraise was executive vice president of Yeager, Wood & Marshall, Inc. From 1997 to 2000, Mr. Fraise was a portfolio manager at Scudder Kemper Investments.

      -- Gordon M. Marchand (since May, 2004). Mr. Marchand is a principal of SGA. From 1984-2003, Mr. Marchand was chief financial and operating officer of Yeager, Wood & Marshall, Inc.

      -- Robert L. Rohn (since May, 2004). Mr. Rohn is a principal of SGA. From 1992 to 2003, Mr. Rohn was an Analyst and Portfolio Manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and served as Chairman of the W.P. Stewart Inc.'s Management Committee.

                                                                      APPENDIX C

                              FINANCIAL HIGHLIGHTS
                  (Acquired and Existing Acquiring Portfolios)

      The financial highlights table for each of the Acquired and Existing Acquiring Portfolios is intended to help investors understand the financial performance of each Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). Certain information reflects financial results for a single share of a Portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Portfolio (assuming reinvestment of all dividends and distributions). The financial statements of the Trust included in its Annual Report to Shareholders for the fiscal year ended December 31, 2003 have been audited by PricewaterhouseCoopers LLP. These financial statements, together with the unaudited financial statements of the Trust included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2004, have been incorporated by reference into the Statement of Additional Information insofar as such financial statements relate to the Acquired and Existing Acquiring Portfolios. Copies of these reports are available on request as described above.

      The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
AGGRESSIVE GROWTH TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 13.28      $ (0.05)        $  0.64         $  0.59             --             --
     12/31/2003v                          9.92        (0.09)           3.45            3.36             --             --
     12/31/2002v                         13.22        (0.09)          (3.21)          (3.30)            --             --
     12/31/2001v                         17.86        (0.11)          (4.53)          (4.64)            --             --
     12/31/2000v                         17.34        (0.12)           0.64            0.52             --             --
     12/31/1999                          13.04        (0.06)           4.36            4.30             --             --
  SERIES II
     6/30/2004v (Unaudited)              13.25        (0.06)           0.66            0.60             --             --
     12/31/2003v                          9.92        (0.12)           3.45            3.33             --             --
     01/28/2002* to 12/31/2002v          12.90        (0.12)          (2.86)          (2.98)            --             --
  SERIES III
     6/30/2004v (Unaudited)              13.28        (0.07)           0.66            0.59             --             --
     09/05/2003* to 12/31/2003v          12.46        (0.01)           0.83            0.82             --             --

                                                                                                                   RATIO OF
                                                                                                                   EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF         TO AVERAGE
               YEAR OR                                   VALUE,                      END OF       EXPENSES        NET ASSETS
                PERIOD                    TOTAL         END OF       TOTAL          PERIOD       TO AVERAGE     AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD       RETURN        (000'S)       NET ASSETS       REDUCTIONS
               -------                -------------    ----------    ------       ----------     ----------     -------------
AGGRESSIVE GROWTH TRUST
  SERIES I
     6/30/2004v (Unaudited)                   --         $13.87        4.44% +      $308,934           1.08% (a)      1.08% (a)
     12/31/2003v                              --          13.28       33.87          261,138           1.09           1.09
     12/31/2002v                              --           9.92      (24.96)         225,798           1.09           1.09
     12/31/2001v                              --          13.22      (25.98)         309,746           1.07           1.07
     12/31/2000v                              --          17.86        3.00          416,643           1.07           1.07
     12/31/1999                               --          17.34       32.98          135,503           1.15           1.15
  SERIES II
     6/30/2004v (Unaudited)                   --          13.85        4.53 +         96,951           1.28 (a)       1.28 (a)
     12/31/2003v                              --          13.25       33.57           40,267           1.29           1.29
     01/28/2002* to 12/31/2002v               --           9.92      (23.10)+         17,322           1.29 (a)       1.29 (a)
  SERIES III
     6/30/2004v (Unaudited)                   --          13.87        4.44 +             20           1.43 (a)       1.43 (a)
     09/05/2003* to 12/31/2003v               --          13.28        6.58 +             --  ##       1.44 (a)       1.44 (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
AGGRESSIVE GROWTH TRUST
  SERIES I
     6/30/2004v (Unaudited)             (0.76)%(a)        50%  +
     12/31/2003v                        (0.81)            71
     12/31/2002v                        (0.80)           104
     12/31/2001v                        (0.73)            96
     12/31/2000v                        (0.61)            70
     12/31/1999                         (0.59)           161
  SERIES II
     6/30/2004v (Unaudited)             (0.95)(a)         50  +
     12/31/2003v                        (1.03)            71
     01/28/2002* to 12/31/2002v         (1.27)(a)        104
  SERIES III
     6/30/2004v (Unaudited)             (1.08)(a)         50  +
     09/05/2003* to 12/31/2003v         (0.25)(a)         71


v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




##   Amount is less than $1,000

(a)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
DIVERSIFIED BOND TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 10.86       $ 0.21         $ (0.26)        $ (0.05)       $(0.46)             --
     12/31/2003v                         10.89         0.40            0.09            0.49         (0.52)             --
     12/31/2002v                         10.59         0.53            0.24            0.77         (0.47)             --
     12/31/2001v                         10.47         0.57            0.14            0.71         (0.59)             --
     12/31/2000v                         10.82         0.66            0.34            1.00         (0.58)        $ (0.77)
     12/31/1999                          11.83         0.56           (0.46)           0.10         (0.49)          (0.62)
  SERIES II
     6/30/2004v (Unaudited)              10.84         0.19           (0.26)          (0.07)        (0.46)             --
     12/31/2003v                         10.88         0.35            0.13            0.48         (0.52)             --
     1/28/2002* to 12/31/2002v           10.62         0.44            0.29            0.73         (0.47)             --
  SERIES III
     6/30/2004v (Unaudited)              10.86         0.19           (0.25)          (0.06)        (0.47)             --
     09/05/2003* to 12/31/2003v          10.54         0.08            0.24            0.32            --              --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
DIVERSIFIED BOND TRUST
  SERIES I
     6/30/2004v (Unaudited)               $(0.46)        $10.35      (0.47)%+       $264,715           0.83% (a)       0.83% (a)
     12/31/2003v                           (0.52)         10.86       4.60           296,041           0.83            0.83
     12/31/2002v                           (0.47)         10.89       7.61           329,804           0.82            0.82
     12/31/2001v                           (0.59)         10.59       7.09           286,742           0.82            0.82
     12/31/2000v                           (1.35)         10.47      10.32           212,462           0.81            0.81
     12/31/1999                            (1.11)         10.82       0.72           218,868           0.84            0.84
  SERIES II
     6/30/2004v (Unaudited)                (0.46)         10.31      (0.68)+         131,740           1.03 (a)        1.03 (a)
     12/31/2003v                           (0.52)         10.84       4.59            57,909           1.03            1.03
     1/28/2002* to 12/31/2002v             (0.47)         10.88       7.21 +          25,249           1.02 (a)        1.02 (a)
  SERIES III
     6/30/2004v (Unaudited)                (0.47)         10.33      (0.57)+               8           1.18 (a)        1.18 (a)
     09/05/2003* to 12/31/2003v               --          10.86       3.04 +               5           1.18 (a)        1.18 (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
DIVERSIFIED BOND TRUST
  SERIES I
     6/30/2004v (Unaudited)               3.88% (a)       75%  +
     12/31/2003v                          3.69           193
     12/31/2002v                          5.03            83
     12/31/2001v                          5.40           140
     12/31/2000v                          6.50            76
     12/31/1999                           5.18           173
  SERIES II
     6/30/2004v (Unaudited)               3.62 (a)        75  +
     12/31/2003v                          3.31           193
     1/28/2002* to 12/31/2002v            4.52 (a)        83
  SERIES III
     6/30/2004v (Unaudited)               3.56 (a)        75  +
     09/05/2003* to 12/31/2003v           2.30 (a)       193


v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




(a)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
EQUITY INDEX TRUST
    SERIES I
     6/30/2004v (Unaudited)            $ 13.60      $  0.08         $  0.36         $  0.44        $ (0.17)            --
     12/31/2003v                         10.77         0.16            2.84            3.00          (0.17)            --
     12/31/2002v                         14.00         0.15           (3.24)          (3.09)         (0.14)            --
     12/31/2001v                         16.40         0.14           (2.14)          (2.00)         (0.16)        $(0.24)
     12/31/2000v                         18.13         0.16           (1.84)          (1.68)            --          (0.05)
     12/31/1999                          15.43         0.17            3.00            3.17          (0.17)         (0.30)
                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
EQUITY INDEX TRUST
    SERIES I
     6/30/2004v (Unaudited)            $  (0.17)         $13.87        3.25% + (b)  $ 83,683           0.42% (a)      0.40% (a)
     12/31/2003v                          (0.17)          13.60       28.29    (b)    81,536           0.50           0.40
     12/31/2002v                          (0.14)          10.77      (22.30)   (b)    73,082           0.41           0.40
     12/31/2001v                          (0.40)          14.00      (12.26)   (b)   103,007           0.41           0.40
     12/31/2000v                          (0.05)          16.40       (9.29)   (b)   114,154           0.40           0.40
     12/31/1999                           (0.47)          18.13       20.58    (b)   114,775           0.41           0.40

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
EQUITY INDEX TRUST
    SERIES I
     6/30/2004v (Unaudited)               1.22% (a)       7% +
     12/31/2003v                          1.38            2
     12/31/2002v                          1.21            4
     12/31/2001v                          0.97            4
     12/31/2000v                          0.91            8
     12/31/1999                           1.17           10

v    Net investment income has been calculated using the average shares method.




++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
OVERSEAS TRUST
  SERIES I
     6/30/2004v (Unaudited)            $  9.57      $  0.04         $ (0.05)        $ (0.01)       $ (0.04)            --
     12/31/2003v                          6.69         0.04            2.87            2.91          (0.03)            --
     12/31/2002v                          8.56         0.03           (1.86)          (1.83)         (0.04)            --
     12/31/2001v                         11.91         0.07           (2.47)          (2.40)         (0.03)        $(0.92)
     12/31/2000v                         15.92         0.05           (2.84)          (2.79)         (0.13)         (1.09)
     12/31/1999                          11.33         0.08            4.51            4.59             --             --
  SERIES II
     6/30/2004v (Unaudited)               9.55         0.03           (0.06)          (0.03)         (0.03)            --
     12/31/2003v                          6.69         0.01            2.89            2.90          (0.04)            --
     1/28/2002* to 12/31/2002v            8.25        (0.02)          (1.50)          (1.52)         (0.04)            --
  SERIES III
     6/30/2004v (Unaudited)               9.57         0.03           (0.05)          (0.02)         (0.05)            --
     09/05/2003* to 12/31/2003v           8.24        (0.02)           1.35            1.33             --             --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
OVERSEAS TRUST
  SERIES I
     6/30/2004v (Unaudited)               $(0.04)        $ 9.52       (0.17)%+      $439,228           1.13% (a)       1.13% (a)
     12/31/2003v                           (0.03)          9.57       43.83          364,179           1.13            1.13
     12/31/2002v                           (0.04)          6.69      (21.44)         298,843           1.10            1.10
     12/31/2001v                           (0.95)          8.56      (21.10)         428,911           1.10            1.10
     12/31/2000v                           (1.22)         11.91      (18.72)         488,582           1.15            1.15
     12/31/1999                               --          15.92       40.51          404,223           1.21            1.21
  SERIES II
     6/30/2004v (Unaudited)                (0.03)          9.49       (0.31)+        204,586           1.33 (a)        1.33 (a)
     12/31/2003v                           (0.04)          9.55       43.71           96,010           1.33            1.33
     1/28/2002* to 12/31/2002v             (0.04)          6.69      (18.49)+         27,680           1.30 (a)        1.30 (a)
  SERIES III
     6/30/2004v (Unaudited)                (0.05)          9.50       (0.27)+             68           1.48 (a)        1.48 (a)
     09/05/2003* to 12/31/2003v               --           9.57       16.14 +              5           1.48 (a)        1.48 (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
OVERSEAS TRUST
  SERIES I
     6/30/2004v (Unaudited)              0.79% (a)        43%  +
     12/31/2003v                         0.51            103
     12/31/2002v                         0.37             81
     12/31/2001v                         0.76            100
     12/31/2000v                         0.40            142
     12/31/1999                          0.73            147
  SERIES II
     6/30/2004v (Unaudited)              0.69 (a)         43  +
     12/31/2003v                         0.19            103
     1/28/2002* to 12/31/2002v          (0.24)(a)         81
  SERIES III
     6/30/2004v (Unaudited)              0.57 (a)         43  +
     09/05/2003* to 12/31/2003v         (0.67)(a)        103


v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




(a)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
SMALL COMPANY BLEND TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 11.40      $ (0.01)        $  0.05         $  0.04             --             --
     12/31/2003v                          8.16        (0.01)           3.25            3.24             --             --
     12/31/2002v                         10.98           -- #         (2.80)          (2.80)        $(0.02)            --
     12/31/2001v                         11.31         0.03           (0.30)          (0.27)            --        $ (0.06)
     12/31/2000v                         15.76           -- #         (3.11)          (3.11)            --          (1.34)
     5/01/1999* to 12/31/1999v           12.50        (0.01)           3.58            3.57             --          (0.31)
  SERIES II
     6/30/2004v (Unaudited)              11.38        (0.02)           0.05            0.03             --             --
     12/31/2003v                          8.15        (0.03)           3.26            3.23             --             --
     1/28/2002* to 12/31/2002v           10.69         0.01           (2.53)          (2.52)         (0.02)            --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
SMALL COMPANY BLEND TRUST
  SERIES I
     6/30/2004v (Unaudited)                   --         $11.44        0.35% +      $140,991           1.14% (a)      1.14% (a)
     12/31/2003v                              --          11.40       39.71          150,801           1.15           1.15
     12/31/2002v                          $(0.02)          8.16      (25.55)         106,357           1.15           1.15
     12/31/2001v                           (0.06)         10.98       (2.31)         161,250           1.17           1.17
     12/31/2000v                           (1.34)         11.31      (19.74)          95,123           1.19           1.19
     5/01/1999* to 12/31/1999v             (0.31)         15.76       28.56 +         53,514           1.30 (a)       1.30 (a)
  SERIES II
     6/30/2004v (Unaudited)                   --          11.41        0.26 +         68,588           1.34 (a)       1.34 (a)
     12/31/2003v                              --          11.38       39.63           59,724           1.35           1.35
     1/28/2002* to 12/31/2002v             (0.02)          8.15      (23.63)+         16,014           1.35 (a)       1.35 (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
SMALL COMPANY BLEND TRUST
  SERIES I
     6/30/2004v (Unaudited)               (.18)%(a)        23%  +
     12/31/2003v                         (0.08)            37
     12/31/2002v                         (0.04)            48
     12/31/2001v                          0.29             39
     12/31/2000v                         (0.01)            49
     5/01/1999* to 12/31/1999v           (0.12)(a)         28
  SERIES II
     6/30/2004v (Unaudited)              (0.37)(a)         23  +
     12/31/2003v                         (0.29)            37
     1/28/2002* to 12/31/2002v            0.12 (a)         48

v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized

#    Amount is less than $.01 per share.




(a)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
STRATEGIC GROWTH TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 10.06      $ (0.01)        $  0.09         $  0.08             --             --
     12/31/2003v                          7.93        (0.01)           2.14            2.13             --             --
     12/31/2002v                         11.02        (0.02)          (3.07)          (3.09)            --             --
     4/30/2001* to 12/31/2001v           12.50        (0.01)          (1.47)          (1.48)            --             --
  SERIES II
     6/30/2004v (Unaudited)              10.04        (0.02)           0.09            0.07             --             --
     12/31/2003v                          7.93        (0.03)           2.14            2.11             --             --
     1/28/2002* to 12/31/2002v           10.58        (0.02)          (2.63)          (2.65)            --             --
  SERIES III
     6/30/2004v (Unaudited)              10.06        (0.03)           0.11            0.08             --             --
     09/05/2003* to 12/31/2003v           9.64        (0.01)           0.43            0.42             --             --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
STRATEGIC GROWTH TRUST
  SERIES I
     6/30/2004v (Unaudited)                   --         $10.14        0.80% +      $190,485           0.97% (a)      0.97% (a)
     12/31/2003v                              --          10.06       26.86          175,020           0.99           0.99
     12/31/2002v                              --           7.93      (28.04)         132,098           1.01           1.01
     4/30/2001* to 12/31/2001v                --          11.02      (11.84)+         91,393           1.10 (a)       1.10 (a)
  SERIES II
     6/30/2004v (Unaudited)                   --          10.11        0.70 +        123,862           1.17 (a)       1.17 (a)
     12/31/2003v                              --          10.04       26.61           86,609           1.19           1.19
     1/28/2002* to 12/31/2002v                --           7.93      (25.05)+         25,425           1.21 (a)       1.21 (a)
  SERIES III
     6/30/2004v (Unaudited)                   --          10.14        0.80 + (b)         34           4.95 (a)       1.32 (a)
     09/05/2003* to 12/31/2003v               --          10.06        4.36 + (b)          2          52.48 (a)       1.34 (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS      RATE ++
               -------                -------------   ---------
STRATEGIC GROWTH TRUST
  SERIES I
     6/30/2004v (Unaudited)             (0.24)%(a)        36%  +
     12/31/2003v                        (0.09)            77
     12/31/2002v                        (0.22)            91
     4/30/2001* to 12/31/2001v          (0.19)(a)        107
  SERIES II
     6/30/2004v (Unaudited)             (0.43)(a)         36  +
     12/31/2003v                        (0.29)            77
     1/28/2002* to 12/31/2002v          (0.23)(a)         91
  SERIES III
     6/30/2004v (Unaudited)             (0.58)(a)         36  +
     09/05/2003* to 12/31/2003v         (0.18)(a)         77


v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
MID CAP STOCK TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 11.87      $ (0.03)        $  1.10         $  1.07             --             --
     12/31/2003v                          8.34        (0.05)           3.58            3.53             --             --
     12/31/2002v                         10.77        (0.05)          (2.38)          (2.43)            --             --
     12/31/2001v                         12.10        (0.04)          (1.29)          (1.33)            --             --
     12/31/2000v                         12.60        (0.01)          (0.49)          (0.50)            --             --
     5/1/1999* to 12/31/1999             12.50        (0.01)           0.11            0.10             --             --
  SERIES II
     6/30/2004v (Unaudited)              11.84        (0.04)           1.10            1.06             --             --
     12/31/2003v                          8.34        (0.08)           3.58            3.50             --             --
     1/28/2002* to 12/31/2002v           10.64        (0.05)          (2.25)          (2.30)            --             --
  SERIES III
     6/30/2004v (Unaudited)              11.87        (0.05)           1.12            1.07             --             --
     09/05/2003* to 12/31/2003v          10.75        (0.04)           1.16            1.12             --             --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
MID CAP STOCK TRUST
  SERIES I
     6/30/2004v (Unaudited)                   --         $12.94        9.01% +      $315,572           0.97% (a)      0.97% (a)
     12/31/2003v                              --          11.87       42.33          260,191           0.99           0.99
     12/31/2002v                              --           8.34      (22.56)         186,950           1.00           1.00
     12/31/2001v                              --          10.77      (10.99)         153,732           1.00           1.00
     12/31/2000v                              --          12.10       (3.97)         122,350           1.00           1.00
     5/1/1999* to 12/31/1999                  --          12.60        0.80 +         99,504           1.03 (a)       1.03 (a)
  SERIES II
     6/30/2004v (Unaudited)                   --          12.90        8.95 +        179,803           1.17 (a)       1.17 (a)
     12/31/2003v                              --          11.84       41.97          116,299           1.19           1.19
     1/28/2002* to 12/31/2002v                --           8.34      (21.62)+         31,611           1.20 (a)       1.20 (a)
  SERIES III
     6/30/2004v (Unaudited)                   --          12.94        9.01 + (b)         49           4.30 (a)       1.32 (a)
     09/05/2003* to 12/31/2003v               --          11.87       10.42 + (b)          6          39.49 (a)       1.34 (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
MID CAP STOCK TRUST
  SERIES I
     6/30/2004v (Unaudited)             (0.52)%(a)        58%  +
     12/31/2003v                        (0.55)           132
     12/31/2002v                        (0.53)           128
     12/31/2001v                        (0.36)           170
     12/31/2000v                        (0.11)           300
     5/1/1999* to 12/31/1999            (0.15)(a)         36
  SERIES II
     6/30/2004v (Unaudited)             (0.71)(a)         58  +
     12/31/2003v                        (0.75)           132
     1/28/2002* to 12/31/2002v          (0.70)(a)        128
  SERIES III
     6/30/2004v (Unaudited)             (0.87)(a)         58  +
     09/05/2003* to 12/31/2003v         (1.05)(a)        132


v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
INTERNATIONAL VALUE TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 12.33      $  0.18         $  0.44         $  0.62         $(0.16)            --
     12/31/2003v                          8.60         0.21            3.60            3.81          (0.08)            --
     12/31/2002v                         10.54         0.14           (2.01)          (1.87)         (0.07)            --
     12/31/2001v                         12.06         0.14           (1.34)          (1.20)         (0.12)        $(0.20)
     12/31/2000v                         12.98         0.20           (1.04)          (0.84)         (0.05)         (0.03)
     5/1/1999* to 12/31/1999             12.50         0.08            0.40            0.48             --             --
  SERIES II
     6/30/2004v (Unaudited)              12.29         0.17            0.44            0.61          (0.15)            --
     12/31/2003v                          8.60         0.18            3.60            3.78          (0.09)            --
     1/28/2002* to 12/31/2002v           10.31         0.01           (1.65)          (1.64)         (0.07)            --
  SERIES III
     6/30/2004v (Unaudited)              12.33         0.16            0.46            0.62          (0.18)            --
     09/05/2003* to 12/31/2003v          10.79         0.01            1.53            1.54             --             --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
INTERNATIONAL VALUE TRUST
  SERIES I
     6/30/2004v (Unaudited)               $(0.16)        $12.79        5.04% +(b)   $381,885           1.07% (a)      0.98% (a)
     12/31/2003v                           (0.08)         12.33       44.86   (b)    267,454           1.13           1.12
     12/31/2002v                           (0.07)          8.60      (17.84)         228,882           1.12           1.12
     12/31/2001v                           (0.32)         10.54       (9.97)         208,230           1.15           1.15
     12/31/2000v                           (0.08)         12.06       (6.46)         158,511           1.18           1.18
     5/1/1999* to 12/31/1999                  --          12.98        3.84  +       100,970           1.23  (a)      1.23  (a)
  SERIES II
     6/30/2004v (Unaudited)                (0.15)         12.75        4.99  +(b)    261,521           1.27  (a)      1.18  (a)
     12/31/2003v                           (0.09)         12.29       44.52   (b)    138,365           1.33           1.32
     1/28/2002* to 12/31/2002v             (0.07)          8.60      (16.00) +        50,353           1.32  (a)      1.32  (a)
  SERIES III
     6/30/2004v (Unaudited)                (0.18)         12.77        4.99  +(b)         49           1.42  (a)      1.33  (a)
     09/05/2003* to 12/31/2003v               --          12.33       14.27  +(b)          1           1.48  (a)      1.47  (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS      RATE ++
               -------                -------------   ---------
INTERNATIONAL VALUE TRUST
  SERIES I
     6/30/2004v (Unaudited)              2.87% (a)        12%  +
     12/31/2003v                         2.18             51
     12/31/2002v                         1.45             26
     12/31/2001v                         1.32             33
     12/31/2000v                         1.63             41
     5/1/1999* to 12/31/1999             1.27  (a)         4
  SERIES II
     6/30/2004v (Unaudited)              2.73  (a)        12   +
     12/31/2003v                         1.78             51
     1/28/2002* to 12/31/2002v           0.09  (a)        26
  SERIES III
     6/30/2004v (Unaudited)              2.61  (a)        12   +
     09/05/2003* to 12/31/2003v          0.28  (a)        51


v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized

#    Amount is less than $.01 per share.




(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
SMALL CAP OPPORTUNITIES TRUST
  SERIES I
     6/30/2004v (Unaudited)            $ 17.50      $  0.04         $  1.29         $  1.33         $(0.02)        $(0.30)
     5/5/2003* to 12/31/2003v            12.50         0.10            4.90            5.00             --             --
  SERIES II
     6/30/2004v (Unaudited)              17.48         0.03            1.29            1.32          (0.02)         (0.30)
     5/5/2003* to 12/31/2003v            12.50         0.02            4.96            4.98             --             --
  SERIES III
     6/30/2004v (Unaudited)              17.50         0.03            1.29            1.32          (0.03)         (0.30)
     09/05/2003* to 12/31/2003v          14.85         0.08            2.57            2.65             --             --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
SMALL CAP OPPORTUNITIES TRUST
  SERIES I
     6/30/2004v (Unaudited)               $(0.32)        $18.51        7.68% +      $ 73,525           1.14% (a)      1.14% (a)
     5/5/2003* to 12/31/2003v                 --          17.50       40.00  +        35,587           1.23  (a)      1.23  (a)
  SERIES II
     6/30/2004v (Unaudited)                (0.32)         18.48        7.61  +        74,566           1.34  (a)      1.34  (a)
     5/5/2003* to 12/31/2003v                 --          17.48       39.84  +        33,352           1.43  (a)      1.43  (a)
  SERIES III
     6/30/2004v (Unaudited)                (0.33)         18.49        7.64  +            24           1.49  (a)      1.49  (a)
     09/05/2003* to 12/31/2003v               --          17.50       17.85  +             1           1.58  (a)      1.58  (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS     RATE ++
               -------                -------------   ---------
SMALL CAP OPPORTUNITIES TRUST
  SERIES I
     6/30/2004v (Unaudited)               0.48% (a)       45%  +
     5/5/2003* to 12/31/2003v             0.33  (a)       17
  SERIES II
     6/30/2004v (Unaudited)               0.35  (a)       45   +
     5/5/2003* to 12/31/2003v             0.23  (a)       17
  SERIES III
     6/30/2004v (Unaudited)               0.29  (a)       45   +
     09/05/2003* to 12/31/2003v           1.49  (a)       17

v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized




(a)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED
                                                                 GAIN (LOSS) ON
                                      NET ASSET        NET         INVESTMENTS                    DIVIDENDS
               YEAR OR                  VALUE,     INVESTMENT     AND FOREIGN      TOTAL FROM      FROM NET     DISTRIBUTIONS
                PERIOD                BEGINNING      INCOME         CURRENCY       INVESTMENT     INVESTMENT     FROM CAPITAL
                ENDED                 OF PERIOD      (LOSS)       TRANSACTIONS     OPERATIONS       INCOME          GAINS
               -------                ---------    ----------    --------------    ----------     ----------    -------------
U.S. GLOBAL LEADERS GROWTH TRUST
  SERIES I
     5/3/2004* to 6/30/2004v
     (Unaudited)                       $ 12.50           -- #       $  0.23         $  0.23             --             --
  SERIES II
     5/3/2004* to 6/30/2004v
     (Unaudited)                         12.50       $(0.01)           0.23           0.22              --             --

                                                                                                                 RATIO OF
                                                                                                                  EXPENSES
                                                       NET ASSET                  NET ASSETS     RATIO OF        TO AVERAGE
               YEAR OR                                   VALUE,                     END OF        EXPENSES       NET ASSETS
                PERIOD                    TOTAL         END OF      TOTAL           PERIOD       TO AVERAGE    AFTER EXPENSE
                ENDED                 DISTRIBUTIONS     PERIOD      RETURN         (000'S)       NET ASSETS      REDUCTIONS
               -------                -------------    ----------   ------        ----------     ----------    -------------
U.S. GLOBAL LEADERS GROWTH TRUST
  SERIES I
     5/3/2004* to 6/30/2004v
     (Unaudited)                              --         $12.73        1.84% + (b)  $  2,547           1.73% (a)      1.26% (a)
  SERIES II
     5/3/2004* to 6/30/2004v
     (Unaudited)                              --          12.72         1.76 + (b)     2,832           1.93  (a)      1.46  (a)

                                      RATIO OF NET
                                       INVESTMENT
               YEAR OR                INCOME (LOSS)   PORTFOLIO
                PERIOD                 TO AVERAGE      TURNOVER
                ENDED                   NET ASSETS      RATE ++
               -------                -------------   ---------
U.S. GLOBAL LEADERS GROWTH TRUST
  SERIES I
     5/3/2004* to 6/30/2004v
     (Unaudited)                         (0.15)%(a)       6% +
  SERIES II
     5/3/2004* to 6/30/2004v
     (Unaudited)                         (0.29) (a)       6  +

v    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized

#    Amount is less than $.01 per share.




(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.


    The accompanying notes are an integral part of the financial statements.

                               JOHN HANCOCK TRUST

                                   PROXY CARD

      Voting pursuant to this proxy card will be as specified. If no specification is made as to an item, voting will be for such item. A separate proxy card is provided for each John Hancock Trust Portfolio in which you held shares as of December 31, 2004. Please sign, date and return all proxy cards received in the enclosed postage-paid envelope.

      PROXY CARDS MUST BE RECEIVED BY FEBRUARY 28, 2005, TO BE VOTED AT THE MEETING TO BE HELD ON MARCH 1, 2005.

[Name of Acquired Portfolio]

      THIS PROXY CARD IS SOLICITED BY THE BOARD OF TRUSTEES OF JOHN HANCOCK
TRUST.

      The undersigned hereby appoints Bruce Speca, Gordon Shone, Bob Boyda and Betsy Anne Seel, and each of them, with full power of substitution, as proxies of the undersigned to vote all shares of John Hancock Trust (the "Trust") that the undersigned is entitled in any capacity to vote at the Special Meeting of Shareholders of the Trust to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:30 a.m. Eastern Time, on March 1, 2005, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Date:       , 2005

                            PLEASE SIGN IN BOX BELOW:

      If shares are held jointly, each owner should sign. If only one signs, his or her signature will be binding. If the shareholder is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the shareholder is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the shareholder is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."

                   -------------------------------------------
                     Signatures(s), Title(s), if applicable

      INDICATE YOUR VOTE BELOW BY FILLING IN THE APPROPRIATE BOXES IN THIS
              MANNER [ - ] USING BLUE OR BLACK INK OR DARK PENCIL.

                           PLEASE DO NOT USE RED INK.

                                 --------------

      This proxy card, if properly executed, will be voted in the manner directed by the shareholder. If no direction is made, this proxy card will be voted "For" all proposals. Please refer to the Proxy Statement/Prospectus for a discussion of the proposals.

                                                                                        FOR    AGAINST    ABSTAIN
1. Approval of Agreement and Plan of Reorganization providing for the
combination of the Aggressive Growth Trust into the Mid Cap Stock Trust.                [ ]      [ ]        [ ]

2. Approval of Agreement and Plan of Reorganization providing for the
combination of the Diversified Bond Trust into the Active Bond Trust.                   [ ]      [ ]        [ ]

3. Approval of Agreement and Plan of Reorganization providing for the
combination of the Equity Index Trust into the 500 Index Trust B.                       [ ]      [ ]        [ ]

4. Approval of Agreement and Plan of Reorganization providing for the
combination of the Overseas Trust into the International Value Trust.                   [ ]      [ ]        [ ]

5. Approval of Agreement and Plan of Reorganization providing for the combination of the Small Company Blend Trust into the Small Cap
Opportunities Trust.                                                                    [ ]      [ ]        [ ]

6. Approval of Agreement and Plan of Reorganization providing for the combination of the Strategic Growth Trust into the U.S. Global Leaders
 Growth Trust.                                                                          [ ]      [ ]        [ ]

Any other business that may properly come before the Meeting.

      PLEASE MARK YOUR PROXY CARD, DATE AND SIGN IT ON THE REVERSE SIDE, AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                 [JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)]
                [JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK]

                            VOTING INSTRUCTIONS FORM

      Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. A separate voting instructions form is provided for each John Hancock Trust Portfolio in which your contract values were invested as of December 31, 2004. Please sign, date and return all voting instructions forms received in the enclosed postage-paid envelope.

      VOTING INSTRUCTIONS MUST BE RECEIVED BY FEBRUARY 28, 2005, TO BE VOTED AT THE MEETING TO BE HELD ON MARCH 1, 2005.

[Name of Acquired Portfolio]

      THESE VOTING INSTRUCTIONS ARE SOLICITED BY [JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)] [JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK] IN CONNECTION WITH A SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK TRUST.

      The undersigned hereby instructs [John Hancock Life Insurance Company (U.S.A.)] [John Hancock Life Insurance Company of New York] to vote the shares of John Hancock Trust (the "Trust") attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:30 a.m. Eastern Time, on March 1, 2005, and any adjournments thereof, as indicated below.

Date:      , 2005

                            PLEASE SIGN IN BOX BELOW:

      If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."

                   ------------------------------------------
                     Signatures(s), Title(s), if applicable

   INDICATE YOUR VOTE BELOW BY FILLING IN THE APPROPRIATE BOXES IN THIS MANNER
                  [ - ] USING BLUE OR BLACK INK OR DARK PENCIL.

                           PLEASE DO NOT USE RED INK.

                                 --------------

      These voting instructions, if properly executed, will be voted in the manner directed by the contract holder. If no direction is made, these voting instructions will be voted "For" all proposals. Please refer to the Proxy Statement/Prospectus for a discussion of the proposals.

                                                                                        FOR    AGAINST    ABSTAIN
1. Approval of Agreement and Plan of Reorganization providing for the
combination of the Aggressive Growth Trust into the Mid Cap Stock Trust.                [ ]      [ ]        [ ]

2. Approval of Agreement and Plan of Reorganization providing for the
combination of the Diversified Bond Trust into the Active Bond Trust.                   [ ]      [ ]        [ ]

3. Approval of Agreement and Plan of Reorganization providing for the
combination of the Equity Index Trust into the 500 Index Trust B.                       [ ]      [ ]        [ ]

4. Approval of Agreement and Plan of Reorganization providing for the
combination of the Overseas Trust into the International Value Trust.                   [ ]      [ ]        [ ]

5. Approval of Agreement and Plan of Reorganization providing for the combination of the Small Company Blend Trust into the Small Cap
Opportunities Trust.                                                                    [ ]      [ ]        [ ]

6. Approval of Agreement and Plan of Reorganization providing for the combination of the Strategic Growth Trust into the U.S. Global Leaders
Growth Trust.                                                                           [ ]      [ ]        [ ]

Any other business that may properly come before the Meeting.

      PLEASE MARK YOUR VOTING INSTRUCTIONS FORM, DATE AND SIGN IT ON THE REVERSE SIDE, AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.